CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.0%
	AEROSPACE & DEFENSE - 2.8%
461	TransDigm Group, Inc.	$567,768

	APPAREL & TEXTILE PRODUCTS - 0.4%
600	Crocs, Inc.(a),(b)	86,280

	ASSET MANAGEMENT - 14.5%
880	Ameriprise Financial, Inc.	385,827
2,820	Apollo Global Management, Inc.(b)	317,109
3,860	Ares Management Corporation, CLASS A(b)	513,303
210	KKR & Company, Inc.	21,122
3,420	LPL Financial Holdings, Inc.(b)	903,564
7,215	Raymond James Financial, Inc.(b)	926,550
		3,067,475
	AUTOMOTIVE - 0.2%
700	XPEL, Inc.(a),(b)	37,814

	BEVERAGES - 3.7%
9,475	Celsius Holdings, Inc.(a)	785,667

	BIOTECH & PHARMA - 6.1%
5,800	Novo Nordisk A/S - ADR	744,720
7,500	TransMedics Group, Inc.(a)	554,550
		1,299,270
	ELECTRICAL EQUIPMENT - 1.2%
1,375	Atkore International Group, Inc.(b)	261,745

	HEALTH CARE FACILITIES & SERVICES - 6.5%
5,750	Ensign Group, Inc. (The)(b)	715,415
1,500	HCA Healthcare, Inc.(b)	500,295
303	UnitedHealth Group, Inc.	149,894
		1,365,604
	INTERNET MEDIA & SERVICES - 4.8%
63,700	Opera Ltd. - ADR(a),(b)	1,007,097

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	LEISURE FACILITIES & SERVICES - 4.8%
155	Domino’s Pizza, Inc.(b)	$77,016
20,500	DraftKings, Inc., Class A(a)	930,905
		1,007,921
	MACHINERY - 0.0%(c)
115	Veralto Corporation	10,196

	MEDICAL EQUIPMENT & DEVICES - 0.2%
62	Danaher Corporation	15,483
50	Thermo Fisher Scientific, Inc.	29,060
		44,543
	OIL & GAS PRODUCERS - 4.8%
2,440	Murphy USA, Inc.(b)	1,022,848

	RETAIL - DISCRETIONARY - 7.3%
185	AutoZone, Inc.(a)	583,055
810	O’Reilly Automotive, Inc.(a)	914,394
100	Ulta Beauty, Inc.(a)	52,288
		1,549,737
	SOFTWARE - 16.0%
152,500	Hims & Hers Health, Inc.(a)	2,359,175
2,415	Microsoft Corporation	1,016,039
		3,375,214
	TECHNOLOGY HARDWARE - 4.4%
3,170	Arista Networks, Inc.(a)	919,237

	TECHNOLOGY SERVICES - 18.1%
8	Fair Isaac Corporation(a),(b)	9,997
5,380	Fiserv, Inc.(a),(b)	859,832
2,130	Mastercard, Inc., Class A(b)	1,025,743
1,640	MSCI, Inc.	919,138
3,635	Visa, Inc., Class A(b)	1,014,455
		3,829,165

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	WHOLESALE - DISCRETIONARY - 2.2%
8,020	Copart, Inc.(a)	$464,518

	TOTAL COMMON STOCKS (Cost $16,855,564)	20,702,099

	SHORT-TERM INVESTMENTS — 35.9%
	COLLATERAL FOR SECURITIES LOANED - 27.6%
5,834,417	Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (Cost $5,834,417)(d)(e)(f)	5,834,417

	MONEY MARKET FUND - 8.3%
1,748,419	First American Treasury Obligations Fund, Class X, 5.22% (Cost $1,748,419)(d)	1,748,419

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,582,836)	7,582,836

	TOTAL INVESTMENTS - 133.9% (Cost $24,438,400)	$28,284,935
	LIABILITIES IN EXCESS OF OTHER ASSETS - (33.9)%	(7,167,179)
	NET ASSETS - 100.0%	$21,117,756

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. Total loaned securities had a value of $5,721,813 at March 31, 2024.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2024.

(e)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(f)	Security was purchased with cash received as collateral for securities on loan at March 31, 2024. Total collateral had a value of $5,834,417 at March 31, 2024.

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 49.9%
	AEROSPACE & DEFENSE - 0.2%
226	Hexcel Corporation	$16,464

	AUTOMOTIVE - 1.1%
7,722	Sumitomo Electric Industries Ltd.	119,103

	BEVERAGES - 0.2%
2,055	Treasury Wine Estates Ltd.	16,672

	BIOTECH & PHARMA - 0.4%
408	Bayer A.G.	12,513
729	Elanco Animal Health, Inc.(a)	11,868
94	Zoetis, Inc.	15,906
		40,287
	CHEMICALS - 4.0%
294	Air Products and Chemicals, Inc.	71,227
105	Balchem Corporation	16,270
185	CF Industries Holdings, Inc.	15,394
267	Corteva, Inc.	15,398
191	Ecolab, Inc.	44,102
191	FMC Corporation	12,167
7,623	Ganfeng Lithium Group Company Ltd.	23,326
7,625	Incitec Pivot Ltd.	14,360
807	K+S A.G.	12,588
221	Linde PLC	102,616
307	Mosaic Company (The)	9,965
214	Nutrien Ltd.	11,627
6,118	Tianqi Lithium Corporation	28,453
5,002	Toray Industries, Inc.	23,974
1,944	Tronox Holdings PLC	33,728
374	Yara International ASA	11,811
		447,006
	COMMERCIAL SUPPORT SERVICES - 2.2%
500	ABM Industries, Inc.	22,310
285	Casella Waste Systems, Inc.(a)	28,178

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 49.9% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.2% (Continued)
135	Clean Harbors, Inc.(a)	$27,177
632	GFL Environmental, Inc.	21,796
1,683	PureCycle Technologies, Inc.(a)	10,468
1,547	Radius Recycling, Inc.	32,688
220	Republic Services, Inc.	42,117
396	Stericycle, Inc.(a)	20,889
188	Waste Management, Inc.	40,072
		245,695
	CONSTRUCTION MATERIALS - 0.3%
69	Advanced Drainage Systems, Inc.	11,885
105	Owens Corning	17,514
		29,399
	CONTAINERS & PACKAGING - 1.3%
1,874	Billerud A.B.	16,808
628	International Paper Company	24,505
1,179	Mondi PLC	20,765
45,474	Nine Dragons Paper Holdings Ltd.(a)	18,940
10,174	Oji Holdings Corporation	42,178
434	Westrock Company	21,461
		144,657
	DIVERSIFIED INDUSTRIALS - 0.4%
130	General Electric Company	22,819
182	Pentair PLC	15,550
		38,369
	ELEC & GAS MARKETING & TRADING - 0.1%
172	Orsted A/S	9,563

	ELECTRIC UTILITIES - 6.2%
349	Alliant Energy Corporation	17,590
1,785	Altus Power, Inc.(a)	8,532
125	BKW A.G.	19,183
554	Boralex, Inc.	11,706
62,573	China Datang Corp Renewable Power Company Ltd.	12,871
17,475	China Longyuan Power Group Corp Ltd.	12,235

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 49.9% (Continued)
	ELECTRIC UTILITIES - 6.2% (Continued)
747	Dominion Energy, Inc.	$36,745
206	Duke Energy Corporation	19,922
3,345	EDP - Energias de Portugal S.A.	13,026
776	EDP Renovaveis S.A.	10,502
3,144	Endesa S.A.	58,217
2,301	Enel SpA	15,189
910	Engie S.A.	15,226
399	Entergy Corporation	42,166
468	ERG SpA	11,753
2,593	Fortum OYJ	32,014
1,357	Iberdrola S.A.	16,827
1,575	Innergex Renewable Energy, Inc.	9,291
5,120	Kyushu Electric Power Company, Inc.(a)	45,826
1,224	Neoen S.A.	34,647
244	NextEra Energy, Inc.	15,594
730	Northland Power, Inc.	11,928
2,332	PG&E Corporation	39,084
1,301	PNM Resources, Inc.	48,970
652	Public Service Enterprise Group, Inc.	43,541
2,534	RENOVA, Inc.(a)	20,705
392	RWE A.G.	13,303
1,338	Solaria Energia y Medio Ambiente S.A.(a)	14,585
660	SSE PLC	13,744
956	West Holdings Corporation	18,098
		683,020
	ELECTRICAL EQUIPMENT - 4.9%
186	A O Smith Corporation	16,640
105	Badger Meter, Inc.	16,990
3,296	Bloom Energy Corporation, Class A(a)	37,047
451	BWX Technologies, Inc.	46,282
5,125	Furukawa Electric Company Ltd.	107,754
125	Itron, Inc.(a)	11,565
708	Nexans S.A.	74,008
991	NKT A/S(a)	81,698

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 49.9% (Continued)
	ELECTRICAL EQUIPMENT - 4.9% (Continued)
2,257	Prysmian SpA	$117,816
587	Siemens Energy A.G.(a)	10,768
68	Watts Water Technologies, Inc., Class A	14,453
		535,021
	ENGINEERING & CONSTRUCTION - 0.9%
102	Acciona S.A.	12,417
216	Arcosa, Inc.	18,546
322	Montrose Environmental Group, Inc.(a)	12,613
228	Stantec, Inc.	18,931
211	Tetra Tech, Inc.	38,974
		101,481
	FOOD - 2.2%
216	Bakkafrost P/F	13,865
675	Beyond Meat, Inc.(a)	5,589
6,497	China Mengniu Dairy Company Ltd.	13,945
725	Darling Ingredients, Inc.(a)	33,720
2,872	Leroy Seafood Group ASA	12,633
1,700	Maruha Nichiro Corporation	33,200
756	Mowi ASA	13,852
1,083	NH Foods Ltd.	36,205
4,631	Nissui Corporation	28,984
604	Pilgrim’s Pride Corporation(a)	20,729
222	Salmar ASA	14,627
398	Tyson Foods, Inc., Class A	23,375
		250,724
	FORESTRY, PAPER & WOOD PRODUCTS - 2.2%
1,174	Canfor Corporation(a)	14,831
4,061	Daio Paper Corporation	31,386
519	Holmen A.B.	21,107
1,616	Mercer International, Inc.	16,079
3,434	Nippon Paper Industries Company Ltd.(a)	26,517
465	Stella-Jones, Inc.	27,122
1,462	Stora Enso OYJ, R Shares	20,321
1,327	Svenska Cellulosa A.B. SCA	20,365

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 49.9% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 2.2% (Continued)
303	Sylvamo Corporation	$18,707
713	UPM-Kymmene OYJ	23,744
244	West Fraser Timber Company Ltd.	21,070
		241,249
	GAS & WATER UTILITIES - 1.3%
267	American States Water Company	19,289
142	American Water Works Company, Inc.	17,354
1,208	Aris Water Solutions, Inc., Class A	17,093
388	California Water Service Group	18,034
47,591	China Suntien Green Energy Corp Ltd., H Shares	17,998
500	Essential Utilities, Inc.	18,525
280	Middlesex Water Company	14,700
331	SJW Group	18,731
		141,724
	INDUSTRIAL INTERMEDIATE PROD - 0.6%
342	Gibraltar Industries, Inc.(a)	27,541
290	Mueller Industries, Inc.	15,640
547	SKF A.B., B Shares	11,164
69	Valmont Industries, Inc.	15,751
		70,096
	INSTITUTIONAL FINANCIAL SERVICES - 5.5%
1,002	Cboe Global Markets, Inc.	184,098
710	CME Group, Inc.	152,856
3,841	Hong Kong Exchanges & Clearing Ltd.	111,791
1,112	Intercontinental Exchange, Inc.	152,822
		601,567
	MACHINERY - 2.6%
113	AGCO Corporation	13,901
36	Bucher Industries A.G.	15,840
788	CECO Environmental Corporation(a)	18,140
40	Deere & Company	16,430
395	Donaldson Company, Inc.	29,499
1,609	Energy Recovery, Inc.(a)	25,406
153	Franklin Electric Company, Inc.	16,342

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 49.9% (Continued)
	MACHINERY - 2.6% (Continued)
76	IDEX Corporation	$18,546
1,157	Kubota Corporation	18,086
117	Lindsay Corporation	13,766
913	Mueller Water Products, Inc.	14,690
199	Tennant Company	24,200
333	Toro Company (The)	30,512
117	Xylem, Inc.	15,121
410	Zurn Elkay Water Solutions Corporation	13,723
		284,202
	MEDICAL EQUIPMENT & DEVICES - 0.6%
76	Danaher Corporation	18,979
664	Neogen Corporation(a)	10,478
117	STERIS PLC	26,303
50	Waters Corporation(a)	17,212
		72,972
	METALS & MINING - 3.4%
6,613	Boss Energy Ltd.(a)	20,555
617	Cameco Corporation	26,713
809	Cleveland-Cliffs, Inc.(a)	18,397
3,125	Energy Fuels, Inc.(a)	19,543
357	Eramet S.A.	27,131
5,714	Iluka Resources Ltd.	26,846
21,341	Liontown Resources Ltd.(a)	16,271
6,820	Lynas Rare Earths Ltd.(a)	25,287
1,547	MP Materials Corporation(a)	22,122
2,974	NexGen Energy Ltd.(a)	23,122
1,172	Piedmont Lithium, Inc.(a)	15,611
8,785	Pilbara Minerals Ltd.	21,925
2,433	SunCoke Energy, Inc.	27,420
3,142	Uranium Energy Corporation(a)	21,209
420	Warrior Met Coal, Inc.	25,494
4,169	Yellow Cake PLC(a)	31,674
		369,320

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 49.9% (Continued)
	RENEWABLE ENERGY - 2.4%
686	Array Technologies, Inc.(a)	$10,228
1,049	Atlantica Sustainable Infrastructure plc	19,386
533	Canadian Solar, Inc.(a)	10,532
1,401	Encavis A.G.(a)	25,473
79	Enphase Energy, Inc.(a)	9,557
87	First Solar, Inc.(a)	14,686
22,452	FuelCell Energy, Inc.(a)	26,718
1,777	Maxeon Solar Technologies Ltd.(a)	5,917
100,069	Meyer Burger Technology A.G.(a)	2,774
66,497	NEL ASA(a)	29,568
791	Nordex S.E.(a)	10,376
6,294	Plug Power, Inc.(a)	21,651
764	Shoals Technologies Group, Inc., Class A(a)	8,542
189	SMA Solar Technology A.G.(a)	10,908
129	SolarEdge Technologies, Inc.(a)	9,156
1,149	Sunnova Energy International, Inc.(a)	7,043
2,580	SunPower Corporation(a)	7,740
695	Sunrun, Inc.(a)	9,160
396	Vestas Wind Systems A/S(a)	11,054
21,157	Xinyi Solar Holdings Ltd.	16,381
		266,850
	SOFTWARE - 0.3%
45	Roper Technologies, Inc.	25,238

	SPECIALTY REIT - 3.3%
15,719	Farmland Partners, Inc.	174,481
12,559	Gladstone Land Corporation	167,537
406	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,530
		353,548
	STEEL - 2.2%
447	ATI, Inc.(a)	22,873
314	Carpenter Technology Corporation	22,426
449	Commercial Metals Company	26,388
1,017	Metallus, Inc.(a)	22,628

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 49.9% (Continued)
	STEEL - 2.2% (Continued)
122	Nucor Corporation	$24,144
102	Reliance, Inc.	34,085
589	Ryerson Holding Corporation	19,732
172	Steel Dynamics, Inc.	25,496
395	United States Steel Corporation	16,108
408	Worthington Enterprises, Inc.	25,390
		239,270
	TECHNOLOGY HARDWARE - 0.1%
6,455	Flat Glass Group Company Ltd.	15,686

	TIMBER REIT - 0.6%
533	PotlatchDeltic Corporation	25,062
651	Rayonier, Inc.	21,639
711	Weyerhaeuser Company	25,532
		72,233
	WHOLESALE - CONSUMER STAPLES - 0.4%
288	Archer-Daniels-Midland Company	18,089
219	Bunge Global S.A.	22,452
		40,541

	TOTAL COMMON STOCKS (Cost $5,249,143)	5,471,957

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 19.0%
	U.S. TREASURY NOTES — 19.0%
650,000	United States Treasury Note	2.5000	05/15/24	647,749
662,000	United States Treasury Note	2.3750	08/15/24	654,739
787,000	United States Treasury Note	2.2500	11/15/24	772,759
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,076,211)			2,075,247

CATALYST/MILLBURN DYNAMIC COMMODITY STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 19.4%
	MONEY MARKET FUNDS - 19.4%
2,119,170	First American Treasury Obligations Fund, Class X, 5.22%(b)	$2,119,170
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,119,170)

	TOTAL INVESTMENTS - 88.3% (Cost $9,444,524)	$9,666,374
	OTHER ASSETS IN EXCESS OF LIABILITIES- 11.7%	1,281,241
	NET ASSETS - 100.0%	$10,947,615

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
7	CBOT Corn Future(d)	05/14/2024	$154,700	$6,050
1	CBOT Soybean Future(d)	05/14/2024	59,575	2,450
2	CME Lean Hogs Future(d)	06/14/2024	81,160	940
4	CME Live Cattle Future(d)	06/28/2024	288,400	(4,380)
7	COMEX Gold 100 Troy Ounces Future(d)	06/26/2024	1,566,880	33,970
1	COMEX Silver Future(d)	05/29/2024	124,580	8,725
17	ICE Brent Crude Oil Future(d)	04/30/2024	1,479,000	24,180
4	ICE Gas Oil Future(d)	05/10/2024	323,200	2,000
3	KCBT Hard Red Winter Wheat Future(d)	05/14/2024	87,788	2,088
3	NYBOT CSC C Coffee Future(d)	05/20/2024	212,457	2,401
2	NYBOT CSC Cocoa Future(d)	05/15/2024	195,320	84,400
1	NYBOT CSC Number 11 World Sugar Future(d)	04/30/2024	25,222	828
3	NYBOT CTN Number 2 Cotton Future(d)	05/08/2024	137,070	(645)
19	NYMEX Light Sweet Crude Oil Future(d)	04/22/2024	1,580,230	95,070
3	NYMEX NY Harbor ULSD Futures(d)	04/30/2024	330,460	(3,453)
3	NYMEX Platinum Future(d)	07/29/2024	138,165	1,925
4	NYMEX Reformulated Gasoline Blendstock for Oxygen(d)	04/30/2024	457,061	21,341
	TOTAL LONG FUTURES CONTRACTS			$277,890

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
2	LME Lead Future(d)	06/17/2024	$102,626	$1,795
5	LME Primary Aluminum Future(d)	06/17/2024	291,830	(6,631)
2	LME Zinc Future(d)	06/17/2024	121,759	(1,167)
5	NYMEX Henry Hub Natural Gas Futures(d)	06/26/2024	117,000	3,350
	TOTAL SHORT FUTURES CONTRACTS			$(2,653)

	TOTAL FUTURES CONTRACTS			$275,237

A.B.	- Aktiebolag

A.G.	- Aktiengesellschaft

A/S	- Anonim Sirketi

Ltd.	- Limited Company

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.E.	- Societas Europeae

SpA	- Società per azioni

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the CHCSF Fund Limited.

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Discount Rate (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 92.9%
	MONEY MARKET FUNDS - 55.0%
57,495,995	First American Treasury Obligations Fund, Class X, 5.22%(b)			$57,495,995

Principal Amount ($)
	U.S. TREASURY BILLS — 37.9%
20,000,000	United States Treasury Bill(a)(d)	4.7582	04/11/24	19,970,921
20,000,000	United States Treasury Bill(a)(d)	5.1002	07/25/24	19,671,324
				39,642,245
	TOTAL SHORT-TERM INVESTMENTS (Cost $97,149,022)			97,138,240

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
200	S&P Emini Future, Maturing June 2024	ADM	04/01/2024	$4,550	$45,500,000	$500
100	S&P Emini Future, Maturing June 2024	FCS	04/01/2024	4,550	22,750,000	250
100	S&P Emini Future, Maturing June 2024	ADM	04/01/2024	4,580	22,900,000	250
100	S&P Emini Future, Maturing June 2024	FCS	04/01/2024	4,580	22,900,000	250
640	S&P Emini Future, Maturing June 2024	ADM	04/08/2024	4,950	158,400,000	28,800
300	S&P Emini Future, Maturing June 2024	FCS	04/08/2024	4,950	74,250,000	13,500
320	S&P Emini Future, Maturing June 2024	ADM	04/08/2024	5,150	82,400,000	48,800
150	S&P Emini Future, Maturing June 2024	FCS	04/08/2024	5,150	38,625,000	22,875
640	S&P Emini Future, Maturing June 2024	ADM	04/05/2024	4,925	157,600,000	16,000
300	S&P Emini Future, Maturing June 2024	FCS	04/05/2024	4,925	73,875,000	7,500
320	S&P Emini Future, Maturing June 2024	ADM	04/05/2024	5,125	82,000,000	22,400
150	S&P Emini Future, Maturing June 2024	FCS	04/05/2024	5,125	38,437,500	10,500
320	S&P Emini Future, Maturing June 2024	ADM	04/04/2024	5,075	81,200,000	9,600
150	S&P Emini Future, Maturing June 2024	FCS	04/04/2024	5,075	38,062,500	4,500
900	S&P Emini Future, Maturing June 2024	ADM	04/02/2024	4,300	193,500,000	2,250
500	S&P Emini Future, Maturing June 2024	FCS	04/02/2024	4,300	107,500,000	1,250
700	S&P Emini Future, Maturing June 2024	ADM	04/02/2024	4,350	152,250,000	1,750
300	S&P Emini Future, Maturing June 2024	FCS	04/02/2024	4,350	65,250,000	750
320	S&P Emini Future, Maturing June 2024	ADM	04/02/2024	5,100	81,600,000	4,800
150	S&P Emini Future, Maturing June 2024	FCS	04/02/2024	5,100	38,250,000	2,250
	TOTAL PUT OPTIONS PURCHASED (Cost - $355,525)					198,775

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $355,525)					198,775

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Fair Value
TOTAL INVESTMENTS – 93.1% (Cost $97,504,547)	$97,337,015
PUT OPTIONS WRITTEN – (0.2)% (Proceeds - $314,900)	(202,100)
OTHER ASSETS IN EXCESS OF LIABILITIES- 7.1%	7,406,571
NET ASSETS - 100.0%	$104,541,486

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.2%
	PUT OPTIONS WRITTEN - 0.2%
1,280	S&P Emini Future, Maturing June 2024	ADM	04/08/2024	$4,625	$296,000,000	$32,000
600	S&P Emini Future, Maturing June 2024	FCS	04/08/2024	4,625	138,750,000	15,000
640	S&P Emini Future, Maturing June 2024	ADM	04/08/2024	5,050	161,600,000	44,800
300	S&P Emini Future, Maturing June 2024	FCS	04/08/2024	5,050	75,750,000	21,000
1,280	S&P Emini Future, Maturing June 2024	ADM	04/05/2024	4,600	294,400,000	19,200
600	S&P Emini Future, Maturing June 2024	FCS	04/05/2024	4,600	138,000,000	9,000
640	S&P Emini Future, Maturing June 2024	ADM	04/05/2024	5,025	160,800,000	24,000
300	S&P Emini Future, Maturing June 2024	FCS	04/05/2024	5,025	75,375,000	11,250
640	S&P Emini Future, Maturing June 2024	ADM	04/04/2024	4,925	157,600,000	11,200
300	S&P Emini Future, Maturing June 2024	FCS	04/04/2024	4,925	73,875,000	5,250
640	S&P Emini Future, Maturing June 2024	ADM	04/02/2024	4,950	158,400,000	6,400
300	S&P Emini Future, Maturing June 2024	FCS	04/02/2024	4,950	74,250,000	3,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $314,900)					202,100
	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $314,900)					$202,100

ADM	ADM Investor Services, Inc.

FCS	StoneX Group, Inc.

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.

(c)	Each contract is equivalent to one futures contract.

(d)	Held as collateral for options.

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 44.6%
	ASSET MANAGEMENT — 12.0%
2,600,000	New Mountain Finance Corporation	7.5000	10/15/25	$2,646,800
4,079,000	Prospect Capital Corporation	6.3750	03/01/25	4,089,285
				6,736,085
	SPECIALTY FINANCE — 32.6%
2,600,000	Arbor Realty Trust, Inc.	7.5000	08/01/25	2,560,219
4,620,000	Redwood Trust, Inc.	5.6250	07/15/24	4,648,652
5,000,000	SoFi Technologies, Inc.(a),(b)	5.8000	10/15/26	4,344,040
7,000,000	Two Harbors Investment Corporation	6.2500	01/15/26	6,650,000
				18,202,911

	TOTAL CONVERTIBLE BONDS (Cost $25,356,359)			24,938,996

	CORPORATE BONDS — 50.7%
	ASSET MANAGEMENT — 9.7%
2,700,000	Ares Capital Corporation	4.2500	03/01/25	2,656,725
2,861,000	Prospect Capital Corporation	3.7060	01/22/26	2,715,485
				5,372,210
	BIOTECH & PHARMA — 3.5%
2,000,000	AbbVie, Inc.	3.8000	03/15/25	1,972,555

	CHEMICALS — 4.8%
2,700,000	Sherwin-Williams Company (The)	3.1250	06/01/24	2,687,579

	GAS & WATER UTILITIES — 3.0%
1,700,000	National Fuel Gas Company	5.5000	01/15/26	1,698,778

	INSURANCE — 7.4%
2,862,526	Ambac Assurance Corporation(a)	5.1000	06/07/69	4,158,039

	INTERNET MEDIA & SERVICES — 8.3%
2,000,000	Netflix, Inc.	5.8750	02/15/25	2,008,783
2,612,000	VeriSign, Inc.	5.2500	04/01/25	2,602,157
				4,610,940

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 50.7% (Continued)
	METALS & MINING — 0.5%
299,000	Warrior Met Coal, Inc.(a)	7.8750	12/01/28	$301,474

	REAL ESTATE INVESTMENT TRUSTS — 5.5%
1,007,000	Omega Healthcare Investors, Inc.	4.5000	04/01/27	974,891
2,100,000	Sabra Health Care, L.P.	5.1250	08/15/26	2,079,658
				3,054,549
	SEMICONDUCTORS — 4.4%
2,500,000	Broadcom, Inc.	3.6250	10/15/24	2,472,429

	TECHNOLOGY HARDWARE — 3.6%
2,000,000	Dell International, LLC / EMC Corporation	4.0000	07/15/24	1,990,265

	TOTAL CORPORATE BONDS (Cost $28,391,784)			28,318,818

Shares
	SHORT-TERM INVESTMENTS — 7.6%
	MONEY MARKET FUNDS - 7.6%
4,275,000	First American Treasury Obligations Fund, Class X, 5.22% (Cost $4,275,000)(c)	4,275,000

	TOTAL INVESTMENTS - 102.9% (Cost $58,023,143)	$57,532,814
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9)%	(1,617,697)
	NET ASSETS - 100.0%	$55,915,117

LLC	- Limited Liability Company

L.P.	- Limited Partnership

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the total market value of 144A securities is 8,803,553 or 15.7% of net assets.

(b)	Zero coupon bond. Discount rate shown.

(c)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.1%
	ASSET MANAGEMENT — 0.1%
225,000	New Mountain Finance Corporation	7.5000	10/15/25	$229,050

	SPECIALTY FINANCE — 0.0%(a)
225,000	Two Harbors Investment Corporation	6.2500	01/15/26	213,750

	TOTAL CONVERTIBLE BONDS (Cost $424,260)			442,800

	CORPORATE BONDS — 54.1%
	AEROSPACE & DEFENSE — 4.1%
21,000,000	RTX Corporation	3.9500	08/16/25	20,661,929

	ASSET MANAGEMENT — 0.3%
1,650,000	Ares Capital Corporation	4.2000	06/10/24	1,643,984

	BEVERAGES — 3.9%
20,000,000	Constellation Brands, Inc.	5.0000	02/02/26	19,882,850

	BIOTECH & PHARMA — 5.2%
20,000,000	AbbVie, Inc.	3.8000	03/15/25	19,725,546
6,500,000	Gilead Sciences, Inc.	3.6500	03/01/26	6,335,732
				26,061,278
	CHEMICALS — 2.0%
5,000,000	DuPont de Nemours, Inc.	4.4930	11/15/25	4,936,551
5,000,000	Sherwin-Williams Company (The)	3.1250	06/01/24	4,976,998
				9,913,549
	E-COMMERCE DISCRETIONARY — 1.4%
7,291,000	Amazon.com, Inc.	4.7000	11/29/24	7,270,692

	FOOD — 2.3%
12,000,000	Kraft Heinz Foods Company	3.0000	06/01/26	11,493,061

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 0.2%
800,000	Goldman Sachs Group, Inc. (The)	3.7500	05/22/25	$785,101

	INTERNET MEDIA & SERVICES — 3.9%
20,000,000	VeriSign, Inc.	5.2500	04/01/25	19,924,635

	LEISURE FACILITIES & SERVICES — 3.5%
18,000,000	McDonald’s Corporation Series MTN	3.7000	01/30/26	17,624,681

	MEDICAL EQUIPMENT & DEVICES — 2.5%
13,000,000	Thermo Fisher Scientific, Inc.	1.2150	10/18/24	12,701,588

	RETAIL - DISCRETIONARY — 4.6%
18,700,000	Lowe’s Companies, Inc.	4.4000	09/08/25	18,481,304
1,300,000	Lowe’s Companies, Inc.	4.8000	04/01/26	1,293,110
3,500,000	Ross Stores, Inc.	3.3750	09/15/24	3,460,496
				23,234,910
	SEMICONDUCTORS — 3.2%
16,000,000	Intel Corporation	4.8750	02/10/26	15,958,754

	SOFTWARE — 7.6%
20,690,000	Microsoft Corporation	2.7000	02/12/25	20,275,249
19,030,000	Oracle Corporation	2.9500	05/15/25	18,534,524
				38,809,773
	TECHNOLOGY HARDWARE — 3.9%
20,000,000	Apple, Inc.	2.5000	02/09/25	19,557,417

	TECHNOLOGY SERVICES — 5.5%
13,000,000	Equifax, Inc.	2.6000	12/01/24	12,744,990
16,000,000	International Business Machines Corporation	3.3000	05/15/26	15,447,095
				28,192,085
	TOTAL CORPORATE BONDS (Cost $273,879,017)			273,716,287

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 41.0%
	MONEY MARKET FUNDS - 11.1%
55,896,775	First American Treasury Obligations Fund, Class X, 5.22%(b)(d)			$55,896,775

Principal Amount ($)		Discount Rate (%)	Maturity
	U.S. TREASURY BILLS — 29.9%
2,000,000	United States Treasury Bill(b)(c)(e)	4.9666	04/18/24	1,995,033
5,000,000	United States Treasury Bill(b)(c)(e)	5.1103	05/16/24	4,967,351
5,000,000	United States Treasury Bill(b)(c)(e)	5.1401	06/13/24	4,947,171
7,000,000	United States Treasury Bill(b)(c)(e)	5.0896	07/11/24	6,899,056
9,000,000	United States Treasury Bill(b)(c)(e)	5.0794	08/08/24	8,834,920
5,000,000	United States Treasury Bill(b)(c)(e)	5.0816	09/05/24	4,888,486
13,000,000	United States Treasury Bill(b)(c)(e)	4.9918	10/03/24	12,664,720
5,000,000	United States Treasury Bill(b)(c)(e)	4.9075	10/31/24	4,854,139
20,000,000	United States Treasury Bill(b)(c)(e)	4.8455	11/29/24	19,345,861
41,000,000	United States Treasury Bill(c)(e)	4.8076	12/26/24	39,521,654
10,000,000	United States Treasury Bill(c)(e)	4.7645	01/23/25	9,605,609
24,100,000	United States Treasury Bill(c)(e)	4.7835	02/20/25	23,056,048
10,000,000	United States Treasury Bill(b)(c)(e)	4.7524	03/20/25	9,532,684
				151,112,732
	TOTAL SHORT-TERM INVESTMENTS (Cost $207,152,030)			207,009,507

	TOTAL INVESTMENTS - 95.2% (Cost $481,455,307)			$481,168,594
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.8%			24,207,161
	NET ASSETS - 100.0%			$505,375,755

(a)	Percentage rounds to less than 0.1%.

(b)	All or a portion of this investment is a holding of the CSACS Fund Limited.

(c)	Zero coupon bond.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2024.

(e)	This security is segregated as Collateral for a Swap Contract.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

TOTAL RETURN SWAP - 4.7%

The BNP Paribas Catalyst Systematic Alpha Index (“BCKTSAXE”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, and currency markets. The BCKTSAXE Index is comprised of four rules-based Index components created by BNP Paribas.*

The BNP Paribas Catalyst Systematic Alpha Commodities Index (“BCKTSACE”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the commodity markets. The BCKTSACE Index is comprised of two rules-based Index components created by BNP Paribas.*

The CIBC Multi Asset Systematic Alpha Index (“CIBQMASA”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, commodity and currency markets. The CIBQMASA Index is comprised of five rules-based Index components created by CIBC.**

Shares	Frequency and Reference Entity	Notional Amount	Counterparty	Maturity	Pay/Receive Fixed Rate	Upfront Payments	Unrealized Appreciation
115,687	BNP Paribas Catalyst Systematic Alpha Non-Commodities Index	(285,991,949)	BNP Paribas	1/28/2025	0.1500%	—	$6,100,720
115,687	BNP Paribas Catalyst Systematic Alpha Commodities Index +	(327,749,709)	BNP Paribas	1/28/2025	0.1500%	—	17,128,740
15,695	CIBC Multi Asset Systematic Alpha Index +	(53,324,561)	CIBC	3/31/2025	0.1000%	—	477,644
							$23,707,103
+	This instrument is held by CSACS Fund Ltd.

*	Additional information can be found on https://marketing-indx.bnpparibas.com/casaindex/index-performance/

**	Additional information can be found on https://indices.cibccm.com/CIBQMASA/

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 38.0%
	FIXED INCOME - 38.0%
72,828	iShares Core U.S. Aggregate Bond ETF	$7,132,774

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,186,185)	7,132,774

	SHORT-TERM INVESTMENTS — 45.2%
	MONEY MARKET FUNDS - 45.2%
8,497,310	First American Treasury Obligations Fund, Class X, 5.22%(a)(c)	8,497,310

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,497,310)	8,497,310

	TOTAL INVESTMENTS - 83.2% (Cost $15,683,495)	$15,630,084
	OTHER ASSETS IN EXCESS OF LIABILITIES - 16.8%	3,152,033
	NET ASSETS - 100.0%	$18,782,117

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1	3 Month Euro Euribor Future	09/15/2025	$263,053	$(302)
2	3 Month Euro Euribor Future	12/15/2025	526,564	(2,043)
3	3 Month Euro Euribor Future	03/16/2026	790,210	(291)
3	3 Month Euro Euribor Future	06/15/2026	790,413	104
3	3 Month Euro Euribor Future	09/14/2026	790,574	(306)
2	CME E-Mini NASDAQ 100 Index Future	06/21/2024	738,999	7,002
3	CME E-mini Russell 2000 Index Futures	06/21/2024	321,885	5,580
44	CME E-Mini Standard & Poor’s 500 Index Future	06/21/2024	11,678,699	258,020
2	CME E-Mini Standard & Poor’s MidCap 400 Index	06/21/2024	615,480	19,945
1	CME Feeder Cattle Future(c)	05/23/2024	124,350	(3,525)
2	CME Lean Hogs Future(c)	06/14/2024	81,160	(60)
1	CME Lean Hogs Future(c)	07/15/2024	41,600	160
3	CME Live Cattle Future(c)	06/28/2024	216,300	(5,120)
2	CME Live Cattle Future(c)	08/30/2024	142,560	(3,810)
1	CME Live Cattle Future(c)	10/31/2024	72,550	(1,800)
1	CME Nikkei 225 Index Future	06/13/2024	202,000	2,100
1	Cocoa Future(c)	07/16/2024	97,497	22,094
1	Cocoa Future(c)	09/13/2024	89,571	5,799
4	COMEX Copper Future(c)	05/29/2024	400,700	(8,014)
3	COMEX Gold 100 Troy Ounces Future(c)	06/26/2024	671,520	10,510

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts (Continued)	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1	COMEX Silver Future(c)	05/29/2024	$124,580	$(2,845)
3	E-mini Dow Jones Industrial Average Index Futures	06/21/2024	602,640	14,730
1	Eurex DAX Index Future	06/21/2024	506,365	18,570
10	Eurex EURO STOXX 50 Future	06/21/2024	544,229	14,078
5	Euro-BTP Italian Bond Futures	06/06/2024	641,909	5,287
7	Euronext CAC 40 Index Future	04/19/2024	620,976	9,251
5	FTSE 100 Index Future	06/21/2024	504,083	7,744
3	FTSE/MIB Index Future	06/21/2024	553,398	17,015
1	Future on STOXX Europe 600 ESG-X	06/21/2024	20,485	369
3	ICE Brent Crude Oil Future(c)	04/30/2024	261,000	10,460
1	ICE Brent Crude Oil Future(c)	05/31/2024	86,150	4,320
2	ICE Gas Oil Future(c)	05/10/2024	161,601	4,476
1	ICE Gas Oil Future(c)	06/12/2024	80,200	2,950
3	ICE US mini MSCI EAFE Index Futures	06/21/2024	353,565	4,615
5	ICE US MSCI Emerging Markets EM Index Futures	06/21/2024	262,250	(194)
7	IFSC NIFTY 50 Index Futures	04/25/2024	314,741	2,734
1	LME Copper Future(c)	06/17/2024	221,483	(5,058)
1	Long Gilt Future	06/26/2024	126,134	340
1	MDE Crude Palm Oil Future(c)	06/14/2024	21,847	(413)
1	MDE Kuala Lumpur Composite Index Future	04/30/2024	16,195	(37)
3	Montreal Exchange S&P/TSX 60 Index Future	06/20/2024	594,232	10,232
1	NYBOT CSC C Coffee Future(c)	07/19/2024	70,519	(112)
4	NYBOT CSC Cocoa Future(c)	07/16/2024	372,240	75,210
2	NYBOT CSC Cocoa Future(c)	09/13/2024	171,960	2,410
2	NYBOT CTN Number 2 Cotton Future(c)	07/09/2024	91,970	(40)
2	NYMEX Light Sweet Crude Oil Future(c)	04/22/2024	166,340	6,120
1	NYMEX Light Sweet Crude Oil Future(c)	05/21/2024	82,420	3,900
1	NYMEX NY Harbor ULSD Futures(c)	04/30/2024	110,153	411
1	NYMEX NY Harbor ULSD Futures(c)	05/31/2024	110,027	(4,091)
1	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	04/30/2024	114,265	6,153
28	OML Stockholm OMXS30 Index Future	04/19/2024	660,257	16,957
1	OMXS30 ESG Responsible Index Futures	04/19/2024	22,603	353
2	Robusta Coffee Future 10-Tonne(c)	05/24/2024	69,580	6,610
1	Robusta Coffee Future 10-Tonne(c)	07/25/2024	33,960	(460)
5	SFE 90 Day Australian Bank Accepted Bills Future	06/13/2024	3,224,232	(143)
5	SFE S&P ASX Share Price Index 200 Future	06/20/2024	647,644	14,804
5	SGX FTSE Taiwan Index Futures	04/29/2024	345,000	60
2	SGX Mini Japan Government 10 Year Bond Future	06/12/2024	192,497	85
2	SGX MSCI Singapore Index Future	04/29/2024	43,082	(111)
2	SGX Nikkei 225 Stock Index Future	06/13/2024	265,376	2,319
7	Three Month SONIA Index Futures	12/17/2024	2,105,200	1,078
1	Three Month SONIA Index Futures	06/17/2025	302,462	430
2	Three Month SONIA Index Futures	09/16/2025	606,187	(1,180)
2	Three Month SONIA Index Futures	12/16/2025	607,133	(147)
2	Three Month SONIA Index Futures	03/17/2026	607,859	(179)
2	Three Month SONIA Index Futures	06/16/2026	608,364	90
2	Three Month SONIA Index Futures	09/15/2026	608,743	377
1	Three Month SONIA Index Futures	12/15/2026	304,513	218

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts (Continued)	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
4	TSE TOPIX (Tokyo Price Index) Future	06/13/2024	$726,473	$10,461
8	TurkDEX ISE 30 Futures	04/30/2024	24,990	83
	TOTAL LONG FUTURES CONTRACTS			$566,333

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
2	3 Month Euro Euribor Future	03/17/2025	$524,353	$235
7	3 Month Euro Euribor Future	09/16/2024	1,825,135	3,039
5	3 Month Euro Euribor Future	12/16/2024	1,307,646	1,367
6	Carbon Emissions Future(c)	12/16/2024	400,000	(25,506)
13	CBOT 10 Year US Treasury Note	06/18/2024	1,440,359	(8,187)
13	CBOT 2 Year US Treasury Note Future	06/28/2024	2,658,296	790
15	CBOT 5 Year US Treasury Note	06/28/2024	1,605,234	(4,484)
2	CBOT Corn Future(c)	12/13/2024	47,775	(1,612)
29	CBOT Corn Future(c)	07/12/2024	659,025	(13,025)
10	CBOT Soybean Future(c)	05/14/2024	595,750	(9,712)
13	CBOT Soybean Meal Future(c)	07/12/2024	443,300	4,670
4	CBOT Soybean Oil Future(c)	07/12/2024	116,352	1,848
3	CBOT US Treasure Bond Futures	06/18/2024	361,313	(4,782)
5	CBOT Wheat Future(c)	07/12/2024	143,938	(525)
8	CBOT Wheat Future(c)	05/14/2024	224,100	6,388
1	CME Australian Dollar Currency Future	06/17/2024	65,330	160
1	CME Canadian Dollar Currency Future	06/18/2024	73,940	(350)
1	CME Euro Foreign Exchange Currency Future	06/17/2024	135,269	300
2	CME Japanese Yen Currency Future	06/17/2024	167,137	2,318
1	CME New Zealand Dollar Currency Future	06/17/2024	59,750	260
1	CME Swiss Franc Currency Future	06/17/2024	139,775	713
2	Eurex 10 Year Euro BUND Future	06/06/2024	287,767	(3,116)
27	Eurex 2 Year Euro SCHATZ Future	06/06/2024	3,078,640	(3,262)
1	Eurex 30 Year Euro BUXL Future	06/06/2024	146,494	(3,763)
9	Eurex 5 Year Euro BOBL Future	06/06/2024	1,148,058	(6,790)
22	Euronext Milling Wheat Future(c)	05/10/2024	241,478	2,651
6	EUX Short term Euro-BTP Futures	06/06/2024	685,307	(216)
5	HKG Hang Seng China Enterprises Index Future	04/29/2024	185,705	(235)
3	HKG Hang Seng Index Future	04/29/2024	317,558	481
5	ICE Natural Gas Future(c)	04/29/2024	133,123	(12,828)
11	KCBT Hard Red Winter Wheat Future(c)	05/14/2024	321,887	2,525
1	LME Lead Future(c)	06/17/2024	51,313	(1,204)
3	LME Nickel Future(c)	06/17/2024	301,326	(9,100)
1	LME Primary Aluminum Future(c)	06/17/2024	58,366	(2,863)
1	LME Zinc Future(c)	06/17/2024	60,879	(245)
3	MGE Red Wheat Future(c)	05/14/2024	96,750	4,913
8	Montreal Exchange 10 Year Canadian Bond Future	06/19/2024	710,799	(3,966)
8	Montreal Exchange 2 Year Canadian Bond Future	06/19/2024	608,881	(293)
2	Montreal Exchange 3 Month Canadian Bank Acceptance	12/18/2024	352,365	(201)

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts (Continued)	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1	Montreal Exchange 3 Month Canadian Bank Acceptance	09/16/2024	$175,656	$120
1	Montreal Exchange 3 Month Canadian Bank Acceptance	03/19/2025	176,635	(7)
4	Montreal Exchange 5 Year Canadian Bond Future	06/19/2024	329,204	(828)
1	NYBOT CSC Number 11 World Sugar Future(c)	06/28/2024	24,808	(146)
30	NYMEX Henry Hub Natural Gas Futures(c)	04/26/2024	528,900	77,639
16	NYMEX Henry Hub Natural Gas Futures(c)	05/29/2024	319,520	24,740
1	NYMEX Palladium Future(c)	06/26/2024	102,150	(3,350)
2	NYMEX Platinum Future(c)	07/29/2024	92,110	(1,310)
1	Phelix DE Base Quarter Future(c)	06/26/2024	158,633	3,451
3	SAFEX FTSE/JSE Top 40 Index Future	06/20/2024	109,173	(2,931)
5	SFE 10 Year Australian Bond Future	06/17/2024	379,825	(4,675)
16	SFE 3 Year Australian Bond Future	06/17/2024	1,114,705	(3,433)
2	SFE 90 Day Australian Bank Accepted Bills Future	03/13/2025	1,291,047	(267)
1	SFE 90 Day Australian Bank Accepted Bills Future	06/12/2025	645,713	(237)
5	SFE 90 Day Australian Bank Accepted Bills Future	12/12/2024	3,226,513	(453)
18	SGX FTSE China A50 Futures Contract	04/29/2024	218,160	297
40	TEF SET50 Index Future	06/27/2024	182,726	1,730
1	Three Month SONIA Index Futures	03/18/2025	301,658	(286)
4	Three-Month SOFR Futures	03/17/2026	962,450	(37)
6	Three-Month SOFR Futures	03/18/2025	1,431,450	4,513
4	Three-Month SOFR Futures	12/16/2025	961,200	938
6	Three-Month SOFR Futures	12/17/2024	1,427,025	5,638
3	Three-Month SOFR Futures	09/15/2026	722,813	(663)
4	Three-Month SOFR Futures	09/16/2025	959,350	1,950
8	Three-Month SOFR Futures	09/17/2024	1,897,300	4,862
3	Three-Month SOFR Futures	06/16/2026	722,438	(175)
5	Three-Month SOFR Futures	06/17/2025	1,196,250	3,675
5	TTF Natural Gas Base Load Monthly Futures(c)	04/29/2024	109,714	5,048
3	Ultra U.S. Treasury Bond Futures	06/18/2024	387,000	(9,203)
4	WCE Canola Future(c)	07/12/2024	37,572	814
	TOTAL SHORT FUTURES CONTRACTS			$23,807
	TOTAL FUTURES CONTRACTS			$590,140

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy: (continued)
Australian Dollar	04/17/2024	Deutsche Bank	800,000	$521,568	$(8,395)
Brazilian Real	04/17/2024	Deutsche Bank	6,209,533	1,236,128	(13,873)
British Pound	04/17/2024	Deutsche Bank	800,000	1,009,769	(12,981)
Canadian Dollar	04/17/2024	Deutsche Bank	404,312	298,588	(1,412)
Chilean Peso	04/17/2024	Deutsche Bank	238,577,639	243,157	(6,843)
Columbian Peso	04/17/2024	Deutsche Bank	1,182,735,626	305,453	5,453
Euro	04/17/2024	Deutsche Bank	400,000	431,792	(6,063)
Israeli Shekel	04/17/2024	Deutsche Bank	360,087	97,975	(2,025)
Japanese Yen	04/17/2024	Deutsche Bank	102,651,366	679,824	(20,176)
Mexican Peso	04/17/2024	Deutsche Bank	31,358,369	1,881,260	31,257
New Zealand Dollar	04/17/2024	Deutsche Bank	450,000	268,884	(8,684)
Peruvian Sole	04/17/2024	Deutsche Bank	367,533	98,767	(1,233)
Philippine Peso	04/17/2024	Deutsche Bank	8,328,398	148,179	(1,821)
Singapore Dollar	04/17/2024	Deutsche Bank	332,373	246,354	(3,646)
South African Rand	04/17/2024	Deutsche Bank	6,557,037	345,715	(4,285)
South Korean Won	04/17/2024	Deutsche Bank	264,742,898	196,369	(3,631)
Swiss Franc	04/17/2024	Deutsche Bank	43,722	48,572	(1,428)
Taiwanese Dollar	04/17/2024	Deutsche Bank	3,160,748	98,794	(1,206)
USD	04/17/2024	Deutsche Bank	1,444,513	199,191	(809)
Indian Rupee	04/18/2024	Deutsche Bank	16,590,097	198,860	(1,140)
Indonesia Rupiah	05/15/2024	Deutsche Bank	780,816,376	49,131	(869)
				$8,604,330	$(63,810)

To Sell:
Australian Dollar	04/17/2024	Deutsche Bank	2,800,000	$1,825,481	$17,671
Brazilian Real	04/17/2024	Deutsche Bank	1,499,972	298,599	1,401
British Pound	04/17/2024	Deutsche Bank	850,000	1,072,875	1,853
Canadian Dollar	04/17/2024	Deutsche Bank	1,962,935	1,449,641	360
Chilean Peso	04/17/2024	Deutsche Bank	1,175,926,543	1,198,495	1,508
CNH	04/17/2024	Deutsche Bank	10,411,016	1,435,626	14,374
Euro	04/17/2024	Deutsche Bank	1,650,000	1,781,148	18,109
Israeli Shekel	04/17/2024	Deutsche Bank	732,755	199,373	627
Japanese Yen	04/17/2024	Deutsche Bank	644,595,482	4,268,938	81,069
Mexican Peso	04/17/2024	Deutsche Bank	5,067,241	303,996	(3,996)
New Zealand Dollar	04/17/2024	Deutsche Bank	1,750,000	1,045,662	10,779
Peruvian Sole	04/17/2024	Deutsche Bank	373,386	100,339	(339)
Philippine Peso	04/17/2024	Deutsche Bank	11,234,983	199,893	107
Singapore Dollar	04/17/2024	Deutsche Bank	1,069,353	792,612	7,389
South African Rand	04/17/2024	Deutsche Bank	7,567,142	398,970	1,030
South Korean Won	04/17/2024	Deutsche Bank	930,134,949	689,916	10,085
Swiss Franc	04/17/2024	Deutsche Bank	2,089,236	2,321,006	28,997
Taiwanese Dollar	04/17/2024	Deutsche Bank	17,339,031	541,959	8,042
Thailand Baht	04/17/2024	Deutsche Bank	5,304,090	145,498	4,502
Indian Rupee	04/18/2024	Deutsche Bank	16,653,385	199,620	380
Indonesia Rupiah	05/15/2024	Deutsche Bank	4,718,981,743	296,927	3,074
				$20,566,574	$207,022

Total					$143,212

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
British Pound	Euro	4/17/2024	Deutsche Bank	2,390,290	2,800,000	3,017,067	(3,022,561)	$(5,494)
Czech Koruna	Euro	4/17/2024	Deutsche Bank	2,524,717	100,000	107,642	(107,948)	(306)
Euro	British Pound	4/17/2024	Deutsche Bank	600,000	514,809	647,688	(649,801)	(2,113)
Euro	Czech Koruna	4/17/2024	Deutsche Bank	750,000	19,051,487	809,615	(812,270)	(2,655)
Euro	Hungarian Forints	4/17/2024	Deutsche Bank	950,000	377,105,960	1,025,506	(1,031,999)	(6,493)
Euro	Japanese Yen	4/17/2024	Deutsche Bank	4,600,000	743,813,480	4,965,632	(4,926,027)	39,605
Euro	Norwegian Krone	4/17/2024	Deutsche Bank	2,000,000	23,137,940	2,158,963	(2,132,015)	26,948
Euro	Polish Zloty	4/17/2024	Deutsche Bank	200,000	859,884	215,896	(215,223)	673
Euro	Swedish Krona	4/17/2024	Deutsche Bank	900,000	10,273,567	971,532	(960,277)	11,255
Euro	Swiss Franc	4/17/2024	Deutsche Bank	1,950,000	1,884,661	2,104,986	(2,093,740)	11,246
Hungarian Forints	Euro	4/17/2024	Deutsche Bank	198,503,750	500,000	543,234	(539,744)	3,490
Japanese Yen	Euro	4/17/2024	Deutsche Bank	128,320,581	800,000	849,822	(863,584)	(13,762)
Norwegian Krone	Euro	4/17/2024	Deutsche Bank	2,855,998	250,000	263,162	(269,870)	(6,708)
Polish Zloty	Euro	4/17/2024	Deutsche Bank	9,491,972	2,200,000	2,375,781	(2,374,867)	914
Swedish Krona	Euro	4/17/2024	Deutsche Bank	12,310,107	1,100,000	1,150,635	(1,187,435)	(36,800)
Swiss Franc	Euro	4/17/2024	Deutsche Bank	287,947	300,000	319,893	(323,847)	(3,954)

				368,635,362	1,184,691,788	$21,527,054	$21,511,208	$15,846

Total								$159,058

(a)	Rate disclosed is the seven day effective yield as of March 31, 2024.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the CAEMAF Fund Limited.

CATALYST ENERGY INFRASTRUCTURE
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8%
	OIL & GAS PRODUCERS - 99.8%
161,786	Cheniere Energy, Inc.	$26,092,845
128,555	DT Midstream, Inc.	7,854,711
338,411	Enbridge, Inc.	12,243,710
1,665,807	Energy Transfer, L.P.	26,203,145
929,643	EnLink Midstream, LLC	12,680,331
397,318	Enterprise Products Partners, L.P.	11,593,739
298,710	Gibson Energy, Inc.	5,085,758
164,197	Hess Midstream, L.P., Class A	5,932,438
212,964	Keyera Corporation	5,485,975
344,523	Kinder Morgan, Inc.	6,318,552
221,593	Kinetik Holdings, Inc.	8,834,913
247,765	MPLX, L.P.	10,297,113
3,363,429	NextDecade Corporation(a)	19,104,276
160,156	ONEOK, Inc.	12,839,707
319,837	Pembina Pipeline Corporation	11,303,040
707,565	Plains GP Holdings, L.P., Class A	12,913,061
146,894	Targa Resources Corporation	16,450,658
299,318	TC Energy Corporation	12,032,584
328,920	Western Midstream Partners, L.P.	11,693,106
732,072	Williams Companies, Inc. (The)	28,528,845
		263,488,507

	TOTAL COMMON STOCKS (Cost $196,412,809)	263,488,507

	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
312,614	First American Treasury Obligations Fund, Class X, 5.22% (Cost $312,614)(b)	312,614

	TOTAL INVESTMENTS - 99.9% (Cost $196,725,423)	$263,801,121
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	167,734
	NET ASSETS - 100.0%	$263,968,855

LLC	- Limited Liability Company

LP	- Limited Partnership

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 74.0%
	ADVERTISING & MARKETING - 0.2%
432	Trade Desk, Inc. (The), Class A(a)	$37,765

	AUTOMOTIVE - 1.8%
1,816	Tesla, Inc.(a),(b)	319,235

	BEVERAGES - 2.0%
440	Coca-Cola Europacific Partners PLC	30,778
1,337	Keurig Dr Pepper, Inc.	41,006
989	Monster Beverage Corporation(a)	58,628
1,304	PepsiCo, Inc.	228,212
		358,624
	BIOTECH & PHARMA - 3.1%
503	Amgen, Inc.(b)	143,013
541	AstraZeneca PLC - ADR	36,653
138	Biogen, Inc.(a)	29,757
1,174	Gilead Sciences, Inc.(b)	85,996
373	Moderna, Inc.(a),(b)	39,747
101	Regeneron Pharmaceuticals, Inc.(a)	97,211
243	Vertex Pharmaceuticals, Inc.(a)	101,576
		533,953
	CABLE & SATELLITE - 1.3%
140	Charter Communications, Inc., Class A(a),(b)	40,688
3,816	Comcast Corporation, Class A	165,424
3,658	Sirius XM Holdings, Inc.(b)	14,193
		220,305
	COMMERCIAL SUPPORT SERVICES - 0.4%
96	Cintas Corporation	65,955

	DIVERSIFIED INDUSTRIALS- 0.7%
625	Honeywell International, Inc.	128,281

	E-COMMERCE DISCRETIONARY - 4.7%
3,811	Amazon.com, Inc.(a)	687,428
53	MercadoLibre, Inc.(a)	80,134

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 74.0% (Continued)
	E-COMMERCE DISCRETIONARY - 4.7% (Continued)
633	PDD Holdings, Inc. - ADR(a)	$73,586
		841,148
	ELECTRIC UTILITIES - 0.9%
499	American Electric Power Company, Inc.	42,964
307	Constellation Energy Corporation	56,749
946	Exelon Corporation	35,541
525	Xcel Energy, Inc.	28,219
		163,473
	ENTERTAINMENT CONTENT - 0.5%
258	Electronic Arts, Inc.(b)	34,229
163	Take-Two Interactive Software, Inc.(a)	24,204
2,563	Warner Bros Discovery, Inc.(a),(b)	22,375
		80,808
	FOOD - 0.8%
1,174	Kraft Heinz Company (The)	43,321
1,296	Mondelez International, Inc., Class A	90,720
		134,041
	INDUSTRIAL SUPPORT SERVICES - 0.2%
545	Fastenal Company	42,041

	INTERNET MEDIA & SERVICES - 10.2%
420	Airbnb, Inc., Class A(a)	69,283
2,187	Alphabet, Inc., Class A(a)	330,083
2,114	Alphabet, Inc., Class C(a)	321,878
37	Booking Holdings, Inc.	134,232
351	DoorDash, Inc., Class A(a)	48,340
1,297	Meta Platforms, Inc., Class A	629,797
420	Netflix, Inc.(a)	255,079
		1,788,692
	LEISURE FACILITIES & SERVICES - 1.0%
277	Marriott International, Inc., Class A(b)	69,890
1,077	Starbucks Corporation	98,427
		168,317

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 74.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.6%
370	DexCom, Inc.(a)	$51,319
424	GE HealthCare Technologies, Inc.(b)	38,546
79	IDEXX Laboratories, Inc.(a)	42,654
152	Illumina, Inc.(a)	20,873
335	Intuitive Surgical, Inc.(a)	133,695
		287,087
	OIL & GAS PRODUCERS - 0.2%
170	Diamondback Energy, Inc.	33,688

	OIL & GAS SERVICES & EQUIPMENT - 0.2%
947	Baker Hughes Company	31,725

	RETAIL - CONSUMER STAPLES - 2.0%
420	Costco Wholesale Corporation	307,705
207	Dollar Tree, Inc.(a)	27,562
815	Walgreens Boots Alliance, Inc.(b)	17,677
		352,944
	RETAIL - DISCRETIONARY - 0.9%
114	Lululemon Athletica, Inc.(a),(b)	44,534
56	O’Reilly Automotive, Inc.(a)	63,218
320	Ross Stores, Inc.	46,963
		154,715
	SEMICONDUCTORS - 17.6%
1,589	Advanced Micro Devices, Inc.(a)	286,799
474	Analog Devices, Inc.	93,752
802	Applied Materials, Inc.	165,396
84	ASML Holding N.V. - ADR	81,519
445	Broadcom, Inc.	589,807
528	GLOBALFOUNDRIES, Inc.(a),(b)	27,514
3,986	Intel Corporation	176,062
131	KLA Corporation	91,513
127	Lam Research Corporation	123,389
839	Marvell Technology, Inc.	59,468
521	Microchip Technology, Inc.	46,739

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 74.0% (Continued)
	SEMICONDUCTORS - 17.6% (Continued)
1,050	Micron Technology, Inc.	$123,785
892	NVIDIA Corporation	805,976
245	NXP Semiconductors N.V.	60,704
418	ON Semiconductor Corporation(a)	30,744
1,057	QUALCOMM, Inc.	178,950
871	Texas Instruments, Inc.	151,737
		3,093,854
	SOFTWARE -12.5%
420	Adobe, Inc.(a)	211,932
83	ANSYS, Inc.(a)	28,814
147	Atlassian Corporation, Class A(a)	28,681
202	Autodesk, Inc.(a)	52,605
262	Cadence Design Systems, Inc.(a)	81,555
214	Crowdstrike Holdings, Inc., Class A(a)	68,606
289	Datadog, Inc., Class A(a)	35,720
723	Fortinet, Inc.(a)	49,388
263	Intuit, Inc.	170,950
2,755	Microsoft Corporation	1,159,085
67	MongoDB, Inc.(a),(b)	24,029
284	Palo Alto Networks, Inc.(a)	80,693
101	Roper Technologies, Inc.	56,645
146	Synopsys, Inc.(a),(b)	83,439
198	Workday, Inc., Class A(a)	54,005
134	Zscaler, Inc.(a)	25,812
		2,211,959
	TECHNOLOGY HARDWARE - 6.8%
5,790	Apple, Inc.	992,869
3,838	Cisco Systems, Inc.	191,555
		1,184,424
	TECHNOLOGY SERVICES - 2.0%
391	Automatic Data Processing, Inc.	97,648
128	CDW Corporation	32,740
477	Cognizant Technology Solutions Corporation, Class A	34,959
380	CoStar Group, Inc.(a)	36,708

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 74.0% (Continued)
	TECHNOLOGY SERVICES - 2.0% (Continued)
344	Paychex, Inc.	$42,243
1,011	PayPal Holdings, Inc.(a)	67,727
135	Verisk Analytics, Inc.(b)	31,824
		343,849
	TELECOMMUNICATIONS -1.0%
1,098	T-Mobile US, Inc.(b)	179,216

	TRANSPORTATION & LOGISTICS- 0.7%
1,870	CSX Corporation	69,321
206	Old Dominion Freight Line, Inc.(b)	45,178
		114,499
	TRANSPORTATION EQUIPMENT- 0.4%
499	PACCAR, Inc.	61,821

	WHOLESALE - DISCRETIONARY - 0.3%
895	Copart, Inc.(a)	51,838

	TOTAL COMMON STOCKS (Cost $10,322,610)	12,984,257

	EXCHANGE-TRADED FUNDS - 12.7%
	EQUITY - 12.7%
5,028	Invesco QQQ Trust Series 1(b)	2,232,482
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,871,629)

	SHORT-TERM INVESTMENTS- 24.3%
	COLLATERAL FOR SECURITIES LOANED - 18.1%
3,181,584	Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (Cost $3,181,584)(c),(d)	3,181,584

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 24.3% (Continued)
	MONEY MARKET FUND - 6.2%
1,079,010	First American Treasury Obligations Fund, Class X, 5.22% (Cost $1,079,010)(d)	$1,079,010

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,260,594)	4,260,594

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.4%
	PUT OPTIONS PURCHASED - 0.4%
74	S&P E-mini 3rd Week Future	WED	04/19/2024	$5,200	$19,641,450	$76,775
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $254,376)

	TOTAL INVESTMENTS- 111.4% (Cost $16,709,209)					$19,554,108
	CALL OPTIONS WRITTEN - 0.0%(f) (Proceeds - $6,383)					(2,498)
	PUT OPTIONS WRITTEN - 0.0%(f) (Proceeds - $41,625)					(6,753)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.4)%					(2,001,520)
	NET ASSETS - 100.0%					$17,543,337

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (0.0)%(f)
	CALL OPTIONS WRITTEN - (0.0)%(f)
37	S&P E-mini 3rd Week Future	WED	04/19/2024	$5,550	$9,820,725	$2,498
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $6,383)

	PUT OPTIONS WRITTEN - (0.0)%(f)
37	S&P E-mini 3rd Week Future	WED	04/19/2024	4,900	9,820,725	6,753
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $41,625)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $48,008)					$9,251

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
101	CBOE Volatility Index Future	06/18/2024	$1,630,999	$(73,570)
45	CBOE Volatility Index Future	07/17/2024	761,315	(1,615)
2	CME E-Mini NASDAQ 100 Index Future	06/21/2024	739,000	5,620
	TOTAL LONG FUTURES CONTRACTS			$(69,565)

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
126	CBOE Volatility Index Future	04/17/2024	$1,810,457	$68,604
	TOTAL SHORT FUTURES CONTRACTS

	TOTAL FUTURES CONTRACTS			$(961)

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

WED	- Wedbush Securities

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2024, was $3,114,673.

(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2024. Total collateral had a value of $3,181,584 at March 31, 2024.

(d)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

(e)	Each contract is equivalent to one futures contract.

(f)	Percentage rounds to greater than (0.1%).

(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affect the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 91.7%
	AEROSPACE & DEFENSE - 1.6%
65,840	Kratos Defense & Security Solutions, Inc.(a)	$1,210,139

	APPAREL & TEXTILE PRODUCTS - 0.3%
600	Kering S.A.(b)	237,120

	ASSET MANAGEMENT - 1.5%
14,800	Groupe Bruxelles Lambert N.V.	1,118,542

	BEVERAGES - 3.4%
5,069	Diageo plc - ADR	753,963
4,950,000	Thai Beverage PCL	1,796,387
		2,550,350

	BIOTECH & PHARMA - 11.7%
9,900	Johnson & Johnson	1,566,081
25,002	Novartis A.G. - ADR	2,418,443
59,750	Sanofi - ADR	2,903,851
143,000	Takeda Pharmaceutical Company Ltd. - ADR	1,986,270
		8,874,645
	CHEMICALS - 2.2%
51,000	Mosaic Company (The)	1,655,460

	CONSTRUCTION MATERIALS - 5.6%
25,180	Holcim A.G.(b)	2,280,004
79,010	MDU Resources Group, Inc.	1,991,052
		4,271,056

	E-COMMERCE DISCRETIONARY - 1.7%
25,853	eBay, Inc.	1,364,521

	ENGINEERING & CONSTRUCTION - 4.1%
16,925	Tetra Tech, Inc.	3,126,217

	ENTERTAINMENT CONTENT - 6.1%
5,919	Electronic Arts, Inc.	785,274
256,280	Vivendi S.A.(b)	2,792,263

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 91.7% (Continued)
	ENTERTAINMENT CONTENT - 6.1% (Continued)
16,000	Vivendi S.A. - ADR	$173,440
7,617	Walt Disney Company (The)	932,016
		4,682,993
	FOOD - 3.9%
169,700	GrainCorp Ltd.	911,200
19,550	Nestle S.A. - ADR	2,076,210
		2,987,410
	GAS & WATER UTILITIES - 3.4%
28,270	National Fuel Gas Company	1,518,664
43,000	UGI Corporation	1,055,220
		2,573,884
	HOUSEHOLD PRODUCTS - 2.9%
112,900	Reckitt Benckiser Group plc - ADR	1,283,673
18,960	Unilever plc - ADR	951,602
		2,235,275
	INTERNET MEDIA & SERVICES - 3.5%
5,428	Meta Platforms, Inc., Class A	2,635,728

	LEISURE FACILITIES & SERVICES - 0.8%
5,500	Live Nation Entertainment, Inc.(a)	581,735

	MEDICAL EQUIPMENT & DEVICES - 2.7%
24,000	Medtronic PLC	2,091,600

	METALS & MINING - 3.0%
24,900	Freeport-McMoRan, Inc.	1,170,798
188,340	Grupo Mexico S.A.B. de C.V. - Series B	1,111,741
		2,282,539
	OIL & GAS PRODUCERS - 3.1%
14,000	BP PLC - ADR	527,520
11,827	Chevron Corporation	1,865,591
		2,393,111

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 91.7% (Continued)
	RETAIL - CONSUMER STAPLES - 2.9%
36,819	Walmart, Inc.	$2,215,399

	RETAIL - DISCRETIONARY - 1.1%
2,104	Home Depot, Inc. (The)	807,094

	SEMICONDUCTORS - 5.5%
9,854	Applied Materials, Inc.	2,032,191
24,898	Intel Corporation	1,099,745
9,519	Micron Technology, Inc.	1,122,195
		4,254,131
	SOFTWARE - 4.6%
8,310	Microsoft Corporation	3,496,183

	TECHNOLOGY HARDWARE - 4.7%
8,022	Apple, Inc.	1,375,613
44,810	Cisco Systems, Inc.	2,236,467
		3,612,080
	TECHNOLOGY SERVICES - 0.8%
8,688	Fidelity National Information Services, Inc.	644,476

	TELECOMMUNICATIONS - 3.6%
62,300	AT&T, Inc.	1,096,480
142,000	Orange S.A. - ADR	1,671,340
		2,767,820
	TOBACCO & CANNABIS - 3.3%
18,800,000	Hanjaya Mandala Sampoerna Tbk P.T.	1,019,034
67,000	Imperial Brands plc - ADR	1,514,200
		2,533,234
	WHOLESALE - CONSUMER STAPLES - 3.7%
27,560	Bunge Global S.A.	2,825,452

	TOTAL COMMON STOCKS (Cost $54,295,630)	70,028,194

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 6.8%
	COMMODITY - 3.8%
65,000	SPDR Gold MiniShares Trust(a)	$2,863,250

	FIXED INCOME - 3.0%
25,000	SPDR Bloomberg 1-3 Month T-Bill ETF	2,295,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,772,061)	5,158,250

	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
950,321	First American Treasury Obligations Fund, Class X, 5.22% (Cost $950,321)(c)	950,321

	TOTAL INVESTMENTS - 99.7% (Cost $60,018,012)	$76,136,765
	CALL OPTIONS WRITTEN - (0.1)% (Premiums received - $54,316)	(74,882)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	278,937
	NET ASSETS - 100.0%	$76,340,820

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.1)%
	CALL OPTIONS WRITTEN - (0.1)%
258	eBay, Inc.	PER	07/19/2024	$55	$1,361,724	$59,082
200	Kratos Defense & Security Solutions, Inc.	PER	08/16/2024	23	367,600	15,800
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $54,316)					74,882

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $54,316)					$74,882

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

PER	- Pershing LLC

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2024.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 85.6%
	AEROSPACE & DEFENSE - 2.8%
2,333	Lockheed Martin Corporation	$1,061,212

	APPAREL & TEXTILE PRODUCTS - 4.4%
11,647	Crocs, Inc.(a)	1,674,839

	CHEMICALS - 3.3%
21,696	Dow, Inc.	1,256,849

	COMMERCIAL SUPPORT SERVICES - 3.5%
6,308	Waste Management, Inc.	1,344,550

	ELECTRICAL EQUIPMENT - 3.9%
3,043	Lennox International, Inc.	1,487,297

	HEALTH CARE FACILITIES & SERVICES - 13.4%
5,450	Cencora, Inc.	1,324,296
2,013	Chemed Corporation	1,292,205
4,498	HCA Healthcare, Inc.	1,500,218
1,962	UnitedHealth Group, Inc.	970,601
		5,087,320
	INDUSTRIAL SUPPORT SERVICES - 4.1%
1,516	WW Grainger, Inc.	1,542,226

	LEISURE FACILITIES & SERVICES - 6.8%
7,272	Darden Restaurants, Inc.	1,215,515
5,448	Marriott International, Inc., Class A	1,374,585
		2,590,100
	OIL & GAS PRODUCERS - 5.7%
8,765	ConocoPhillips	1,115,609
8,099	EOG Resources, Inc.	1,035,376
		2,150,985
	RETAIL - CONSUMER STAPLES - 7.2%
1,871	Costco Wholesale Corporation	1,370,751

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 85.6% (Continued)
	RETAIL - CONSUMER STAPLES - 7.2% (Continued)
8,739	Dollar General Corporation	$1,363,808
		2,734,559
	RETAIL - DISCRETIONARY - 14.1%
428	AutoZone, Inc.(a)	1,348,906
3,681	Home Depot, Inc. (The)	1,412,032
7,324	Penske Automotive Group, Inc.	1,186,415
2,688	Ulta Beauty, Inc.(a)	1,405,501
		5,352,854
	SOFTWARE - 3.5%
3,065	Microsoft Corporation	1,289,507

	STEEL - 4.0%
10,357	Steel Dynamics, Inc.	1,535,218

	TECHNOLOGY HARDWARE - 2.7%
6,036	Apple, Inc.	1,035,053

	TECHNOLOGY SERVICES - 3.2%
6,027	Broadridge Financial Solutions, Inc.	1,234,691

	TRANSPORTATION & LOGISTICS - 3.0%
9,526	Expeditors International of Washington, Inc.	1,158,076

	TOTAL COMMON STOCKS (Cost $26,009,395)	32,535,336

	SHORT-TERM INVESTMENT — 14.4%
	MONEY MARKET FUND - 14.4%
5,487,010	First American Treasury Obligations Fund, Class X, 5.22% (Cost $5,487,010)(b)	5,487,010

	TOTAL INVESTMENTS - 100.0% (Cost $31,496,405)	$38,022,346
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	13,754
	NET ASSETS - 100.0%	$38,036,100

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 50.6%
	ASSET MANAGEMENT - 1.7%
3,368	Groupe Bruxelles Lambert N.V.	$254,544

	BEVERAGES - 2.6%
1,048,000	Thai Beverage PCL	380,326

	BIOTECH & PHARMA - 8.5%
1,960	Johnson & Johnson	310,052
2,516	Novartis A.G. - ADR	243,373
7,528	Sanofi S.A. - ADR	365,860
26,000	Takeda Pharmaceutical Company Ltd. - ADR	361,140
		1,280,425
	CHEMICALS - 0.9%
4,190	Mosaic Company	136,007

	CONSTRUCTION MATERIALS - 3.5%
3,930	Holcim A.G.(a)	355,855
7,000	MDU Resources Group, Inc.	176,400
		532,255
	E-COMMERCE DISCRETIONARY - 1.3%
3,500	eBay, Inc.(b)	184,730

	ENGINEERING & CONSTRUCTION - 1.3%
1,057	Tetra Tech, Inc.	195,238

	ENTERTAINMENT CONTENT- 2.7%
37,700	Vivendi S.E. (a)	410,755

	FOOD - 2.4%
3,533	Nestle S.A. - ADR	375,205

	GAS & WATER UTILITIES - 3.3%
5,575	National Fuel Gas Company	299,489
7,920	UGI Corporation	194,357
		493,846

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS - 50.6% (Continued)
	HOUSEHOLD PRODUCTS - 1.3%
3,800	Unilever PLC - ADR	$190,722

	INTERNET MEDIA & SERVICES - 0.5%
153	Meta Platforms, Inc., Class A	74,294

	MEDICAL EQUIPMENT & DEVICES - 1.0%
1,800	Medtronic PLC	156,870

	METALS & MINING - 0.5%
12,000	Grupo Mexico S.A.B. de C.V. - Series B	70,834

	OIL & GAS PRODUCERS - 1.0%
1,000	Chevron Corporation	157,740

	RETAIL - DISCRETIONARY - 0.8%
323	Home Depot, Inc.	123,903

	SEMICONDUCTORS - 2.6%
1,000	Applied Materials, Inc.	206,230
1,630	Micron Technology, Inc.	192,161
		398,391
	SOFTWARE - 3.6%
1,275	Microsoft Corporation	536,418

	TECHNOLOGY HARDWARE - 2.3%
6,825	Cisco Systems, Inc.	340,636

	TELECOMMUNICATIONS - 2.7%
5,000	AT&T, Inc.	88,000
26,340	Orange S.A. - ADR	310,022
		398,022
	TOBACCO & CANNABIS - 3.7%
3,991,700	Hanjaya Mandala Sampoerna Tbk P.T.	216,366

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 50.6% (Continued)
	TOBACCO & CANNABIS - 3.7% (Continued)
15,000	Imperial Brands PLC - ADR	$339,000
		555,366
	WHOLESALE - CONSUMER STAPLES - 2.4%
3,502	Bunge Global S.A.	359,025

	TOTAL COMMON STOCKS (Cost $6,514,449)	7,605,552

	EXCHANGE-TRADED FUNDS — 2.5%
	COMMODITY - 2.5%
8,500	SPDR Gold MiniShares Trust(c)	374,425

	TOTAL EXCHANGE-TRADED FUNDS (Cost $314,458)

Principal		Coupon Rate
Amount($)		(%)	Maturity
	CORPORATE BONDS — 27.6%
	AEROSPACE & DEFENSE — 1.3%
200,000	Howmet Aerospace, Inc.	6.8750	05/01/25	202,376

	AUTOMOTIVE — 4.0%
250,000	Ford Motor Credit Company, LLC	4.1340	08/04/25	244,477
200,000	Honda Motor Company Ltd.	2.5340	03/10/27	187,581
175,000	Magna International, Inc.	3.6250	06/15/24	174,127
				606,185
	CHEMICALS — 4.1%
250,000	Methanex Corporation	4.2500	12/01/24	248,019
222,000	Nutrien Ltd.	5.9000	11/07/24	222,296
150,000	Nutrien Ltd.	3.0000	04/01/25	146,323
				616,638
	CONTAINERS & PACKAGING — 1.2%
175,000	Ball Corporation	5.2500	07/01/25	175,249

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal		Coupon Rate
Amount($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 27.6% (Continued)
	ELECTRIC UTILITIES — 0.6%
100,000	DTE Energy Company	1.0500	06/01/25	$94,995

	HOME CONSTRUCTION — 1.3%
200,000	TRI Pointe Group, Inc./ TRI Pointe Homes, Inc.	5.8750	06/15/24	199,885

	LEISURE FACILITIES & SERVICES — 2.0%
300,000	Las Vegas Sands Corporation	3.2000	08/08/24	296,867

	OIL & GAS PRODUCERS — 1.4%
218,000	Occidental Petroleum Corporation	2.9000	08/15/24	215,624

	SEMICONDUCTORS — 0.8%
125,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	2.7000	05/01/25	121,341

	STEEL — 1.3%
200,000	ArcelorMittal S.A.	3.6000	07/16/24	198,572

	TECHNOLOGY HARDWARE — 3.4%
225,000	NetApp, Inc.	1.8750	06/22/25	215,288
300,000	Seagate HDD Cayman	4.7500	01/01/25	297,463
				512,751
	TOBACCO & CANNABIS — 2.7%
250,000	BAT International Finance PLC	1.6680	03/25/26	232,923
175,000	Reynolds American, Inc.	4.4500	06/12/25	172,756
				405,679
	TRANSPORTATION & LOGISTICS — 3.5%
325,000	Canadian Pacific Railway Company	1.3500	12/02/24	316,123
200,000	Ryder System, Inc.	4.6250	06/01/25	198,079
				514,202

	TOTAL CORPORATE BONDS (Cost $4,154,222)			4,160,364

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal		Coupon Rate
Amount($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 9.2%
	U.S. TREASURY NOTES — 9.2%
1,000,000	United States Treasury Note	0.3750	07/15/24	$985,864
405,000	United States Treasury Note	2.5000	01/31/25	396,394
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,384,431)			1,382,258

	CERTIFICATE OF DEPOSIT — 8.0%
	BANKING - 8.0%
125,000	American Express National Bank	5.2500	03/24/25	125,161
175,000	Charles Schwab Bank SSB	5.4000	09/23/24	174,835
220,000	Comerica Bank-Texas	5.2500	09/30/24	219,905
220,000	Customers Bank	5.2500	07/01/24	219,923
235,000	Hancock Whitney Bank/Gulfport MS	5.2500	05/24/24	234,901
230,000	S&T Bank	5.3000	06/14/24	229,882
	TOTAL CERTIFICATE OF DEPOSIT (Cost $1,205,000)			1,204,607

Shares
	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND - 1.5%
221,286	First American Treasury Obligations Fund, Class X, 5.22% (Cost $221,286)(d)	221,286

	TOTAL INVESTMENTS - 99.4% (Cost $13,793,846)	$14,948,492
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $4,933)	(8,015)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	108,341
	NET ASSETS - 100.0%	$15,048,818

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.1)%
	CALL OPTIONS WRITTEN- (0.1)%
35	eBay, Inc.	PER	07/19/2024	$55	$184,730	$8,015

	TOTAL CALL OPTIONS WRITTEN (Proceeds - $4,933)

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

LLC	- Limited Liability Company

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PER	- Pershing

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

S.A.	- Société Anonyme

S.E.	- Societas Europea

SPDR	- Standard & Poor’s Depositary Receipt

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	All or a portion of this security is segregated as collateral for and is subject to call options written.

(c)	Non-income producing security.

(d)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 51.1%
	EQUITY - 51.1%
1,778,007	Dimensional Emerging Core Equity Market ETF	$43,952,333
1,552,392	Dimensional International Core Equity 2 ETF	41,526,486
3,025,783	Dimensional US Core Equity 2 ETF	96,673,767
1,043,052	Dimensional US High Profitability ETF	32,970,874
7,306,979	iShares Core S&P Mid-Cap ETF	443,825,904
2,121,096	iShares Core S&P Small-Cap ETF	234,423,530
724,113	iShares MSCI Australia ETF	17,856,627
530,401	iShares MSCI Brazil ETF	17,195,600
479,996	iShares MSCI Canada ETF	18,374,247
208,790	iShares MSCI France ETF	8,645,994
636,936	iShares MSCI Hong Kong ETF	9,904,355
2,052,086	iShares MSCI India ETF	105,867,117
1,345,479	iShares MSCI Intl Quality Factor ETF	53,361,697
762,629	iShares MSCI Japan ETF	54,413,579
200,363	iShares MSCI Malaysia ETF	4,365,910
253,313	iShares MSCI Mexico ETF	17,557,124
452,204	iShares MSCI Singapore ETF	8,302,465
135,068	iShares MSCI South Africa ETF	5,290,614
287,796	iShares MSCI Spain ETF	9,258,397
484,989	iShares MSCI Switzerland ETF	23,085,476
1,109,028	iShares MSCI Taiwan ETF	53,987,483
84,085	iShares MSCI Thailand ETF	4,911,405
110,689	iShares MSCI Turkey ETF	3,978,163
1,553,053	iShares MSCI United Kingdom ETF	53,129,943
3,476,657	iShares MSCI USA Min Vol Factor ETF	290,578,992
221,106	iShares MSCI USA Quality Factor ETF	36,338,771
1,547,720	iShares Russell 1000 ETF, EQUITY	445,789,792
1,461,619	iShares Russell 2000 ETF	307,378,476
697,781	iShares Russell Mid-Cap ETF, EQUITY	58,676,404
510,691	SPDR S&P 500 ETF Trust	267,127,141
6,743,930	Vanguard FTSE Emerging Markets ETF	281,693,956
99,023	Vanguard FTSE Europe ETF	6,668,209
435,581	Vanguard Large-Cap ETF	104,434,901
386,008	Vanguard Mid-Cap ETF	96,447,959

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 51.1% (Continued)
	EQUITY - 51.1% (Continued)
1,072,790	Vanguard Real Estate ETF	$92,774,879
253,480	Vanguard S&P 500 ETF	121,847,836
319,470	Vanguard Small-Cap ETF	73,027,647
405,247	WisdomTree India Earnings Fund	17,652,559
		3,563,296,612

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,732,501,354)	3,563,296,612

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 34.7%
	U.S. TREASURY NOTES — 34.7%
727,535,000	United States Treasury Note(c)(d)	2.5000	05/15/24	725,015,306
981,436,000	United States Treasury Note(c)(d)	2.3750	08/15/24	970,671,453
735,000,000	United States Treasury Note(c)(d)	2.2500	11/15/24	721,699,947
				2,417,386,706
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,418,387,748)			2,417,386,706

Shares
	SHORT-TERM INVESTMENTS — 11.7%
	MONEY MARKET FUNDS - 11.7%
818,348,856	First American Treasury Obligations Fund, Class X, 5.22%(a)(c)	818,348,856

	TOTAL SHORT-TERM INVESTMENTS (Cost $818,348,856)	818,348,856

	TOTAL INVESTMENTS - 97.5% (Cost $5,969,237,958)	$6,799,032,174
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%	175,322,432
	NET ASSETS - 100.0%	$6,974,354,606

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
277	CBOE Volatility Index Future(c)	04/17/2024	$3,980,130	$(131,170)
2,093	CBOT Corn Future(c)	05/14/2024	46,255,300	1,088,162

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
592	CBOT Soybean Future(c)	05/14/2024	$35,268,400	$464,650
472	CME Canadian Dollar Currency Future	06/18/2024	34,899,680	99,410
148	CME E-mini Russell 2000 Index Futures	06/21/2024	15,879,660	(3,150)
243	CME Live Cattle Future(c)	06/28/2024	17,520,300	(22,220)
1,035	CME Mexican Peso Currency Future	06/17/2024	30,765,375	337,140
599	COMEX Gold 100 Troy Ounces Future(c)	06/26/2024	134,080,160	201,950
14	Eurex DAX Index Future	06/21/2024	7,089,105	3,398
2,422	Euronext CAC 40 Index Future	04/19/2024	214,857,789	1,071,961
411	FTSE 100 Index Future	06/21/2024	41,435,614	152,131
149	FTX Taiwan Stock Exchange Capitalization Weighted	04/17/2024	18,803,123	(20,021)
960	HKG Hang Seng China Enterprises Index Future	04/29/2024	35,655,450	(189,999)
364	HKG Hang Seng Index Future	04/29/2024	38,530,403	(104,186)
5,573	ICE Brent Crude Oil Future(c)	04/30/2024	484,851,000	10,192,630
1,737	ICE Brent Crude Oil Future(c)	05/31/2024	149,642,550	3,550,450
467	ICE Brent Crude Oil Future(c)	06/28/2024	39,858,450	1,081,950
333	ICE Brent Crude Oil Future(c)	07/31/2024	28,161,810	710,140
192	ICE Brent Crude Oil Future(c)	08/30/2024	16,091,520	398,180
116	ICE Brent Crude Oil Future(c)	09/30/2024	9,640,760	127,150
349	KCBT Hard Red Winter Wheat Future(c)	05/14/2024	10,212,613	138,475
1,688	KFE KOSPI 200 Index Future	06/13/2024	117,523,739	266,182
298	MEFF Madrid IBEX 35 Index Future	04/19/2024	35,577,085	1,847,959
134	Montreal Exchange S&P/TSX 60 Index Future	06/20/2024	26,542,372	206,530
150	NYBOT CSC C Coffee Future(c)	05/20/2024	10,622,813	66,488
143	NYBOT CTN Number 2 Cotton Future(c)	05/08/2024	6,533,670	(141,820)
1,155	NYMEX Henry Hub Natural Gas Futures(c)	04/26/2024	20,362,650	(141,190)
328	NYMEX Henry Hub Natural Gas Futures(c)	05/29/2024	6,550,160	27,850
4,202	NYMEX Light Sweet Crude Oil Future(c)	04/22/2024	349,480,340	16,199,660
1,258	NYMEX Light Sweet Crude Oil Future(c)	05/21/2024	103,684,360	3,407,920
404	NYMEX Light Sweet Crude Oil Future(c)	06/20/2024	32,994,680	1,051,910
167	NYMEX Light Sweet Crude Oil Future(c)	07/22/2024	13,508,630	503,320
129	NYMEX Light Sweet Crude Oil Future(c)	08/20/2024	10,331,610	288,120
61	NYMEX Light Sweet Crude Oil Future(c)	09/20/2024	4,836,690	79,920
36	NYMEX Platinum Future(c)	07/29/2024	1,657,980	1,535
329	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	04/30/2024	37,593,251	303,412
179	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	05/31/2024	20,212,143	117,222
135	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	06/28/2024	15,002,253	193,217
76	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	07/31/2024	8,268,557	124,282
985	OSE Nikkei 225 Index Future	06/13/2024	261,753,166	4,365,292
749	SFE S&P ASX Share Price Index 200 Future	06/20/2024	97,017,122	611,593
1,396	SGX FTSE China A50 Futures Contract	04/29/2024	16,919,520	(59,248)
272	SGX FTSE Taiwan Index Futures	04/29/2024	18,768,000	10,440
573	SGX Nikkei 225 Stock Index Future	06/13/2024	76,030,210	1,853,296
30	TSE Japanese 10 Year Bond Futures	06/13/2024	28,908,309	8,588
1,871	TSE TOPIX (Tokyo Price Index) Future	06/13/2024	339,807,681	6,054,425
550	TTF Natural Gas Base Load Monthly Futures(c)	04/29/2024	12,068,531	(224,896)
	TOTAL LONG FUTURES CONTRACTS			$56,169,038

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
4,104	3 Month Euro Euribor Future	03/17/2025	$1,075,971,844	$3,024,522
890	3 Month Euro Euribor Future	03/16/2026	234,429,072	(124,598)
3,132	3 Month Euro Euribor Future	06/16/2025	822,741,262	1,469,934
296	3 Month Euro Euribor Future	06/15/2026	77,987,379	(67,246)
1,970	3 Month Euro Euribor Future	09/15/2025	518,214,132	600,861
3,790	3 Month Euro Euribor Future	12/16/2024	991,195,388	3,825,689
1,601	3 Month Euro Euribor Future	12/15/2025	421,514,631	13,117
3,645	BMF Ibovespa Index Future	04/17/2024	93,604,397	1,771,424
319	Carbon Emissions Future(c)	12/16/2024	21,266,667	150,980
337	CBOE Volatility Index Future(c)	06/18/2024	5,442,045	(44,545)
658	CBOE Volatility Index Future(c)	05/22/2024	10,145,373	(149,823)
2,988	CBOT 10 Year US Treasury Note	06/18/2024	331,061,063	2,211,250
20,129	CBOT 2 Year US Treasury Note Future	06/28/2024	4,116,066,004	4,427,223
11,196	CBOT 5 Year US Treasury Note	06/28/2024	1,198,146,938	386,292
195	CBOT Soybean Meal Future(c)	05/14/2024	6,585,150	43,590
200	CBOT Soybean Oil Future(c)	05/14/2024	5,754,000	39,522
2,377	CBOT US Treasure Bond Futures	06/18/2024	286,279,938	2,647,000
42	CBOT Wheat Future(c)	05/14/2024	1,176,525	(13,850)
1,137	CME Australian Dollar Currency Future	06/17/2024	74,280,210	1,110,450
280	CME British Pound Currency Future	06/17/2024	22,097,250	123,656
516	CME E-Mini NASDAQ 100 Index Future	06/21/2024	190,662,000	1,581,550
473	CME E-Mini Standard & Poor’s 500 Index Future	06/21/2024	125,546,025	92,350
292	CME E-Mini Standard & Poor’s MidCap 400 Index	06/21/2024	89,860,080	(1,602,180)
1,259	CME Euro Foreign Exchange Currency Future	06/17/2024	170,303,356	989,270
1,865	CME Japanese Yen Currency Future	06/17/2024	155,855,719	3,303,781
216	CME Lean Hogs Future(c)	06/14/2024	8,765,280	18,610
173	CME New Zealand Dollar Currency Future	06/17/2024	10,336,750	102,160
87	CME Swiss Franc Currency Future	06/17/2024	12,160,425	196,356
1,403	COMEX Copper Future(c)	05/29/2024	140,545,525	903,387
1,041	COMEX Silver Future(c)	05/29/2024	129,687,780	397,845
300	E-mini Dow Jones Industrial Average Index Futures	06/21/2024	60,264,000	(374,235)
2,835	Eurex 10 Year Euro BUND Future	06/06/2024	407,909,709	(756,604)
13,295	Eurex 2 Year Euro SCHATZ Future	06/06/2024	1,515,945,523	(85,950)
1,396	Eurex 30 Year Euro BUXL Future	06/06/2024	204,505,717	(1,479,521)
12,246	Eurex 5 Year Euro BOBL Future	06/06/2024	1,562,124,594	(4,022,670)
2,520	Eurex EURO STOXX 50 Future	06/21/2024	137,145,631	(1,208,557)
3,291	Euro-BTP Italian Bond Futures	06/06/2024	422,504,757	802,346
1,321	French Government Bond Futures	06/06/2024	182,645,707	168,475

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts (Continued)	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
216	FTSE/MIB Index Future	06/21/2024	$39,844,660	$(788,658)
118	ICE Gas Oil Future(c)	07/11/2024	9,413,450	(85,925)
913	ICE Gas Oil Future(c)	05/10/2024	73,770,400	(381,524)
801	ICE Gas Oil Future(c)	06/12/2024	64,240,200	(451,750)
722	ICE US mini MSCI EAFE Index Futures	06/21/2024	85,091,310	74,540
1,426	ICE US MSCI Emerging Markets EM Index Futures	06/21/2024	74,793,700	(243,130)
309	IFSC NIFTY 50 Index Futures	04/25/2024	13,893,567	(105,042)
119	LME Copper Future(c)	06/17/2024	26,356,447	69,072
107	LME Lead Future(c)	06/17/2024	5,490,491	92,019
9	LME Nickel Future(c)	06/17/2024	903,977	(5,232)
357	LME Primary Aluminum Future(c)	06/17/2024	20,836,662	(488,811)
91	LME Zinc Future(c)	06/17/2024	5,540,012	(43,920)
1,007	Long Gilt Future	06/26/2024	127,017,253	(325,202)
1,896	Montreal Exchange 10 Year Canadian Bond Future	06/19/2024	168,459,296	313,500
44	NYBOT CSC Cocoa Future(c)	05/15/2024	4,297,040	(84,500)
463	NYBOT CSC Number 11 World Sugar Future(c)	04/30/2024	11,677,972	(493,562)
122	NYMEX Henry Hub Natural Gas Futures(c)	06/26/2024	2,854,800	(41,680)
152	NYMEX Henry Hub Natural Gas Futures(c)	07/29/2024	3,711,840	(20,830)
111	NYMEX Henry Hub Natural Gas Futures(c)	08/28/2024	2,705,070	(23,630)
41	NYMEX NY Harbor ULSD Futures(c)	07/31/2024	4,508,024	(27,057)
58	NYMEX NY Harbor ULSD Futures(c)	06/28/2024	6,378,666	(45,339)
272	NYMEX NY Harbor ULSD Futures(c)	04/30/2024	29,961,725	(180,869)
272	NYMEX NY Harbor ULSD Futures(c)	05/31/2024	29,927,453	(199,845)
233	SAFEX FTSE/JSE Top 40 Index Future	06/20/2024	8,479,135	(256,587)
1,504	SFE 10 Year Australian Bond Future	06/17/2024	114,251,283	(548,669)
2,049	SFE 3 Year Australian Bond Future	06/17/2024	142,751,931	(187,983)
6,123	TEF SET50 Index Future	06/27/2024	27,970,813	125,286
69	Three Month SONIA Index Futures	06/17/2025	20,869,903	1,730
130	Three Month SONIA Index Futures	06/16/2026	39,543,656	(5,004)
187	Three Month SONIA Index Futures	09/16/2025	56,678,467	(30,171)
98	Three Month SONIA Index Futures	09/15/2026	29,828,386	(23,460)
180	Three Month SONIA Index Futures	12/16/2025	54,642,005	(15,386)
519	Three Month SONIA Index Futures	03/18/2025	156,560,382	(15,638)
195	Three Month SONIA Index Futures	03/17/2026	59,266,262	15,316
2,063	Three-Month SOFR Futures	12/16/2025	495,738,900	1,550,700
2,013	Three-Month SOFR Futures	03/18/2025	480,251,475	2,289,550
897	Three-Month SOFR Futures	09/15/2026	216,120,938	15,337
970	Three-Month SOFR Futures	03/17/2026	233,394,125	928,025
941	Three-Month SOFR Futures	06/16/2026	226,604,563	450,500
2,353	Three-Month SOFR Futures	06/17/2025	562,955,250	2,400,263
2,354	Three-Month SOFR Futures	09/16/2025	564,577,475	2,715,838
4,940	Ultra U.S. Treasury Bond Futures	06/18/2024	637,260,000	(3,194,437)
	TOTAL SHORT FUTURES CONTRACTS			$23,199,696
	TOTAL FUTURES CONTRACTS			$79,368,734

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy:
Canadian Dollar	04/01/2024	Deutsche Bank	112,030,000	$82,714,374	$38,824
Israeli Shekel	04/01/2024	Bank Of America Merrill Lynch	31,120,000	8,461,810	(29,786)
Japanese Yen	04/01/2024	Deutsche Bank	16,436,000,001	108,567,993	(15,590)
Mexican Peso	04/01/2024	Deutsche Bank	481,460,000	28,961,395	95,281
Singapore Dollar	04/01/2024	Bank Of America Merrill Lynch	44,090,000	32,654,178	(70,696)
Australian Dollar	04/02/2024	Bank Of America Merrill Lynch	166,490,000	108,490,810	(132,304)
British Pound	04/02/2024	Deutsche Bank	135,700,000	171,267,032	(55,558)
Euro	04/02/2024	Deutsche Bank	94,270,000	101,693,632	(353,389)
Mexican Peso	04/02/2024	Deutsche Bank	585,570,000	35,223,951	(48,449)
New Zealand Dollar	04/02/2024	Bank Of America Merrill Lynch	162,880,000	97,323,140	(393,817)
Norwegian Krone	04/02/2024	Bank Of America Merrill Lynch	459,710,000	42,338,056	(569,529)
Polish Zloty	04/02/2024	Bank Of America Merrill Lynch	18,720,000	4,686,209	(3,178)
Singapore Dollar	04/02/2024	Bank Of America Merrill Lynch	12,490,000	9,250,413	(5,072)
South African Rand	04/02/2024	Bank Of America Merrill Lynch	173,430,000	9,156,522	(10,767)
Swedish Krona	04/02/2024	Bank Of America Merrill Lynch	331,620,000	30,975,619	(284,807)
Swiss Franc	04/02/2024	Bank Of America Merrill Lynch	72,550,000	80,446,642	344,770
Australian Dollar	04/03/2024	Bank Of America Merrill Lynch	62,420,000	40,676,267	(33,063)
British Pound	04/03/2024	Deutsche Bank	22,800,000	28,776,046	(6,831)
Euro	04/03/2024	Deutsche Bank	17,850,000	19,256,437	(22,441)
New Zealand Dollar	04/03/2024	Bank Of America Merrill Lynch	38,130,000	22,783,247	(28,898)
Norwegian Krone	04/03/2024	Bank Of America Merrill Lynch	440,450,000	40,565,462	(137,918)
South African Rand	04/03/2024	Bank Of America Merrill Lynch	544,740,000	28,758,111	43,758
Swedish Krona	04/03/2024	Bank Of America Merrill Lynch	144,190,000	13,468,890	(24,252)
Swiss Franc	04/03/2024	Bank Of America Merrill Lynch	100,410,000	111,351,411	140,359
Australian Dollar	04/17/2024	Bank Of America Merrill Lynch	751,820,000	490,124,683	(1,965,751)
Brazilian Real	04/17/2024	Bank Of America Merrill Lynch	1,753,300,000	349,094,149	(2,749,699)
British Pound	04/17/2024	Deutsche Bank	780,830,000	985,566,082	(6,293,895)
Canadian Dollar	04/17/2024	Deutsche Bank	942,750,000	696,207,098	262,907
Chilean Peso	04/17/2024	Bank Of America Merrill Lynch	33,897,000,000	34,550,093	(273,394)
Euro	04/17/2024	Deutsche Bank	822,510,000	887,816,290	(8,053,229)
Israeli Shekel	04/17/2024	Bank Of America Merrill Lynch	221,760,000	60,333,232	(591,454)
Japanese Yen	04/17/2024	Deutsche Bank	97,457,000,002	645,227,420	(7,858,769)
Mexican Peso	04/17/2024	Deutsche Bank	5,374,240,000	322,513,937	3,200,188
New Zealand Dollar	04/17/2024	Bank Of America Merrill Lynch	884,590,000	528,564,843	(7,987,571)
Norwegian Krone	04/17/2024	Bank Of America Merrill Lynch	3,010,430,000	277,375,753	(5,585,769)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy: (continued)
Polish Zloty	04/17/2024	Bank Of America Merrill Lynch	1,054,400,000	$263,914,292	$(774,622)
Singapore Dollar	04/17/2024	Bank Of America Merrill Lynch	422,970,000	313,477,982	(2,359,136)
South African Rand	04/17/2024	Bank Of America Merrill Lynch	1,548,000,000	81,629,876	(550,966)
South Korean Won	04/17/2024	Bank Of America Merrill Lynch	113,150,000,000	83,921,205	(1,306,887)
Swedish Krona	04/17/2024	Bank Of America Merrill Lynch	2,177,170,000	203,485,192	(6,319,787)
Swiss Franc	04/17/2024	Bank Of America Merrill Lynch	793,170,000	880,967,181	(14,329,760)
Indian Rupee	04/18/2024	Bank Of America Merrill Lynch	580,700,000	6,961,075	(34,745)
British Pound	05/15/2024	Deutsche Bank	113,970,000	143,875,866	(107,069)
South African Rand	05/15/2024	Bank Of America Merrill Lynch	200,720,000	10,559,882	(18,536)
Swedish Krona	05/15/2024	Bank Of America Merrill Lynch	272,650,000	25,512,524	(217,607)
Swiss Franc	05/15/2024	Bank Of America Merrill Lynch	142,210,000	158,449,580	73,575
				$8,707,975,882	$(65,405,329)

To Sell:
Canadian Dollar	04/01/2024	Deutsche Bank	112,030,000	$82,714,372	$48,274
Israeli Shekel	04/01/2024	Bank Of America Merrill Lynch	31,120,000	8,461,808	(18,065)
Japanese Yen	04/01/2024	Deutsche Bank	16,436,000,000	108,567,984	59,404
Mexican Peso	04/01/2024	Deutsche Bank	481,460,000	28,961,394	(62,234)
Singapore Dollar	04/01/2024	Bank Of America Merrill Lynch	44,090,000	32,654,179	51,446
Australian Dollar	04/02/2024	Bank Of America Merrill Lynch	166,490,000	108,490,811	160,460
British Pound	04/02/2024	Deutsche Bank	135,700,000	171,267,021	97,190
Euro	04/02/2024	Deutsche Bank	94,270,000	101,693,636	330,638
Mexican Peso	04/02/2024	Deutsche Bank	585,570,000	35,223,949	64,909
New Zealand Dollar	04/02/2024	Bank Of America Merrill Lynch	162,880,000	97,323,136	398,349
Norwegian Krone	04/02/2024	Bank Of America Merrill Lynch	459,710,000	42,338,055	422,678
Polish Zloty	04/02/2024	Bank Of America Merrill Lynch	18,720,000	4,686,209	5,168
Singapore Dollar	04/02/2024	Bank Of America Merrill Lynch	12,490,000	9,250,411	13,937
South African Rand	04/02/2024	Bank Of America Merrill Lynch	173,430,000	9,156,521	21,078
Swedish Krona	04/02/2024	Bank Of America Merrill Lynch	331,620,000	30,975,617	266,001
Swiss Franc	04/02/2024	Bank Of America Merrill Lynch	72,550,000	80,446,643	(324,755)
Australian Dollar	04/03/2024	Bank Of America Merrill Lynch	62,420,000	40,676,268	(70,956)
British Pound	04/03/2024	Deutsche Bank	22,800,000	28,776,045	30,052
Euro	04/03/2024	Deutsche Bank	17,850,000	19,256,437	3,519
New Zealand Dollar	04/03/2024	Bank Of America Merrill Lynch	38,130,000	22,783,249	(5,147)
Norwegian Krone	04/03/2024	Bank Of America Merrill Lynch	440,450,000	40,565,463	137,749
South African Rand	04/03/2024	Bank Of America Merrill Lynch	544,740,000	28,758,111	(108,428)
Swedish Krona	04/03/2024	Bank Of America Merrill Lynch	144,190,000	13,468,892	16,599
Swiss Franc	04/03/2024	Bank Of America Merrill Lynch	100,410,000	111,351,405	98,858
Australian Dollar	04/17/2024	Bank Of America Merrill Lynch	1,189,710,000	775,592,876	6,063,473
Brazilian Real	04/17/2024	Bank Of America Merrill Lynch	874,350,000	174,089,135	535,171
British Pound	04/17/2024	Deutsche Bank	780,830,000	985,566,081	5,388,722
Canadian Dollar	04/17/2024	Deutsche Bank	924,810,000	682,958,670	1,747,761
Chilean Peso	04/17/2024	Bank Of America Merrill Lynch	37,678,999,999	38,404,961	259,226
Euro	04/17/2024	Deutsche Bank	1,161,630,000	1,253,861,998	7,987,789
Israeli Shekel	04/17/2024	Bank Of America Merrill Lynch	124,030,000	33,744,276	153,549
Japanese Yen	04/17/2024	Deutsche Bank	172,880,999,992	1,144,582,339	24,659,433
Mexican Peso	04/17/2024	Deutsche Bank	1,765,510,000	105,950,158	(1,623,364)
New Zealand Dollar	04/17/2024	Bank Of America Merrill Lynch	884,590,000	528,564,840	10,363,709
Norwegian Krone	04/17/2024	Bank Of America Merrill Lynch	4,428,559,999	408,039,768	11,548,610

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/( Depreciation)
To Sell: (continued)
Polish Zloty	04/17/2024	Bank Of America Merrill Lynch	370,710,000	$92,788,001	$1,551,420
Singapore Dollar	04/17/2024	Bank Of America Merrill Lynch	422,970,000	313,477,982	2,367,504
South African Rand	04/17/2024	Bank Of America Merrill Lynch	1,548,000,000	81,629,875	583,768
South Korean Won	04/17/2024	Bank Of America Merrill Lynch	148,094,999,967	109,839,247	1,615,688
Swedish Krona	04/17/2024	Bank Of America Merrill Lynch	2,177,170,000	203,485,193	8,085,062
Swiss Franc	04/17/2024	Bank Of America Merrill Lynch	793,170,000	880,967,178	10,773,020
Indian Rupee	04/18/2024	Bank Of America Merrill Lynch	12,610,300,000	151,164,546	225,579
New Zealand Dollar	05/15/2024	Bank Of America Merrill Lynch	660,000	394,379	265
Singapore Dollar	05/15/2024	Bank Of America Merrill Lynch	66,580,000	49,407,947	93,053
South African Rand	05/15/2024	Bank Of America Merrill Lynch	544,740,000	28,658,778	(42,235)
Swedish Krona	05/15/2024	Bank Of America Merrill Lynch	176,280,000	16,494,948	86,028
				$9,317,510,792	$94,059,955

Total					$28,654,626

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2024.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the CMHSF Fund Limited.

(d)	Held as collateral for futures.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1%
	AEROSPACE & DEFENSE - 5.5%
30,725	Textron, Inc.	$2,947,449
3,475	TransDigm Group, Inc.	4,279,810
		7,227,259
	APPAREL & TEXTILE PRODUCTS - 4.2%
5,855	Deckers Outdoor Corporation(a)	5,511,077

	ASSET MANAGEMENT - 3.5%
40,625	Apollo Global Management, Inc.	4,568,280

	AUTOMOTIVE - 2.3%
106,550	Stellantis N.V.(b)	3,015,365

	BANKING - 2.1%
69,000	HSBC Holdings plc - ADR(b)	2,715,840

	BIOTECH & PHARMA - 6.9%
37,000	Merck & Company, Inc.	4,882,150
9,900	Vertex Pharmaceuticals, Inc.(a)	4,138,299
		9,020,449
	CONSTRUCTION MATERIALS - 2.8%
5,885	Martin Marietta Materials, Inc.	3,613,037

	E-COMMERCE DISCRETIONARY - 1.9%
14,000	Amazon.com, Inc.(a)	2,525,320

	ELECTRICAL EQUIPMENT - 4.0%
34,225	Amphenol Corporation, Class A	3,947,854
22,360	NEXTracker, Inc.(a)	1,258,197
		5,206,051
	ENGINEERING & CONSTRUCTION - 7.5%
38,050	Quanta Services, Inc.	9,885,390

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 4.5%
24,200	Cencora, Inc.	$5,880,358

	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
13,050	Evercore, Inc., Class A	2,513,300

	INSURANCE - 2.8%
41,825	Brown & Brown, Inc.	3,661,361

	OIL & GAS PRODUCERS - 2.9%
23,300	Phillips 66	3,805,822

	RETAIL - CONSUMER STAPLES - 2.5%
4,335	Costco Wholesale Corporation	3,175,951

	RETAIL - DISCRETIONARY - 7.5%
46,725	Builders FirstSource, Inc.(a)	9,744,499

	SEMICONDUCTORS - 7.5%
24,475	Advanced Micro Devices, Inc.(a)	4,417,493
7,750	KLA Corporation	5,413,917
		9,831,410
	SOFTWARE - 9.1%
4,625	Intuit, Inc.	3,006,250
12,400	Microsoft Corporation	5,216,929
4,780	ServiceNow, Inc.(a)	3,644,272
		11,867,451
	SPECIALTY REITS - 2.8%
46,425	Iron Mountain, Inc.	3,723,749

	TECHNOLOGY HARDWARE - 8.2%
128,750	Flex Ltd.(a)	3,683,538
11,930	Motorola Solutions, Inc.	4,234,911
53,825	Pure Storage, Inc., Class A(a)	2,798,362
		10,716,811

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TECHNOLOGY SERVICES - 5.2%
22,450	Booz Allen Hamilton Holding Corporation	$3,332,478
12,400	Visa, Inc., Class A(b)	3,460,592
		6,793,070
	TRANSPORTATION & LOGISTICS - 1.6%
28,800	Scorpio Tankers, Inc.	2,060,640

	WHOLESALE - CONSUMER STAPLES - 1.9%
46,700	US Foods Holding Corporation(a)	2,520,399

	TOTAL COMMON STOCKS (Cost $82,242,438)	129,582,889

	SHORT-TERM INVESTMENTS — 7.8%
	COLLATERAL FOR SECURITIES LOANED - 6.8%
8,988,120	Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (Cost $8,988,120)(c)(d)(e)	8,988,120

	MONEY MARKET FUND - 1.0%
1,261,265	First American Treasury Obligations Fund, Class X, 5.22% (Cost $1,261,265)(c)	1,261,265

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,249,385)	10,249,385

	TOTAL INVESTMENTS - 106.9% (Cost $92,491,823)	$139,832,274
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.9)%	(8,993,633)
	NET ASSETS - 100.0%	$130,838,641

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. Total loaned securities had a value of $8,711,944 at March 31, 2024.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2024.

(d)	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

(e)	Security was purchased with cash received as collateral for securities on loan at March 31, 2024. Total collateral had a value of $8,988,120 at March 31, 2024.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 3.3%
	FIXED INCOME - 3.3%
425,928	Invesco Senior Loan ETF	$9,008,377
111,697	SPDR Blackstone Senior Loan ETF	4,703,561
		13,711,938

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,555,968)	13,711,938

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES — 6.3%
	CLO — 6.3%
500,000	Alinea CLO Ltd. Series 2018-1 E(a),(b)	TSFR3M + 6.262%	11.5790	07/20/31	487,025
500,000	Apidos CLO XXX D(a),(b)	TSFR3M + 5.862%	11.1600	10/18/31	490,701
750,000	ARES XLV CLO Ltd. Series 2017-45A E(a),(b)	TSFR3M + 6.362%	11.6760	10/15/30	744,929
500,000	ARES XLVII CLO Ltd. Series 2018-47A E(a),(b)	TSFR3M + 5.762%	11.0760	04/15/30	483,750
1,000,000	Bardot CLO Ltd. Series 2019-2A ER(a),(b)	TSFR3M + 6.562%	11.8790	10/22/32	976,671
500,000	BlueMountain CLO Ltd. Series 2018-3A E(a),(b)	TSFR3M + 6.212%	11.5360	10/25/30	469,625
500,000	BlueMountain CLO XXII Ltd. Series 2018-22A E(a),(b)	TSFR3M + 5.312%	10.6260	07/15/31	450,614
500,000	BlueMountain Fuji US Clo I Ltd. Series 2017-1A E(a),(b)	TSFR3M + 6.262%	11.5790	07/20/29	472,315
500,000	Carbone Clo Ltd. Series 2017-1A D(a),(b)	TSFR3M + 6.162%	11.4790	01/20/31	487,454
500,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-1A ER(a),(b)	TSFR3M + 5.662%	10.9780	04/17/31	467,464
500,000	Carlyle Global Market Strategies CLO Ltd. Series 2017-1A D(a),(b)	TSFR3M + 6.262%	11.5790	04/20/31	475,984
500,000	CARLYLE US CLO Ltd. Series 2017-5A D(a),(b)	TSFR3M + 5.562%	10.8790	01/20/30	472,625
1,000,000	Catskill Park CLO Ltd. Series 2017-1A(a),(b)	TSFR3M + 6.262%	11.5790	04/20/29	998,103
1,000,000	Cook Park CLO Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.662%	10.9780	04/17/30	951,434
500,000	Flatiron Clo 17 Ltd. Series 2017-1A ER(a),(b)	TSFR3M + 6.162%	11.4690	05/15/30	499,906
500,000	Galaxy XV CLO Ltd. Series 2013-15A ER(a),(b)	TSFR3M + 6.907%	12.2210	10/15/30	494,020
500,000	Galaxy XXI CLO Ltd. Series 2015-21A ER(a),(b)	TSFR3M + 5.512%	10.8290	04/20/31	491,875
500,000	GoldenTree Loan Management US CLO 1 Ltd. Series 2021-9A E(a),(b)	TSFR3M + 5.012%	10.3290	01/20/33	479,812
500,000	GoldenTree Loan Management US CLO 2 Ltd. Series 2017-2A E(a),(b)	TSFR3M + 4.962%	10.2790	11/28/30	500,304
750,000	GoldenTree Loan Opportunities X Ltd. Series 2015-10A ER(a),(b)	TSFR3M + 5.912%	11.2290	07/20/31	751,760
500,000	Grippen Park CLO Ltd. Series 2017-1A E(a),(b)	TSFR3M + 5.962%	11.2790	01/20/30	499,274
500,000	Harbor Park CLO Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.862%	11.1790	01/20/31	497,290
500,000	KKR Financial CLO Ltd. Series 2013-1 DR(a),(b)	TSFR3M + 6.342%	11.6560	04/15/29	499,975
500,000	Magnetite XV Ltd. Series 2015-15A ER(a),(b)	TSFR3M + 5.462%	10.7860	07/25/31	485,315
500,000	Neuberger Berman CLO XVIII Ltd. Series 2014-18A DR2(a),(b)	TSFR3M + 6.182%	11.4990	10/21/30	487,354

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 6.3% (Continued)
	CLO — 6.3% (Continued)
500,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2018-27A E(a),(b)	TSFR3M + 5.462%	10.7760	01/15/30	$479,585
750,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2017-24A E(a),(b)	TSFR3M + 6.282%	11.5910	04/19/30	730,865
1,000,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2017-26A E(a),(b)	TSFR3M + 6.162%	11.4600	10/18/30	970,644
500,000	Octagon Investment Partners 26 Ltd. Series 2016-1A ER(a),(b)	TSFR3M + 5.662%	10.9760	07/15/30	453,582
500,000	Octagon Investment Partners 37 Ltd. Series 2018-2A D(a),(b)	TSFR3M + 5.662%	10.9860	07/25/30	474,409
500,000	Octagon Investment Partners Ltd. Series 2018-18A C(a),(b)	TSFR3M + 2.962%	8.2760	04/16/31	485,487
500,000	Octagon Investment Partners XVII Ltd. Series 2013-1A ER2(a),(b)	TSFR3M + 5.412%	10.7360	01/25/31	451,027
500,000	Octagon Investment Partners XXII Ltd. Series 2014-1A ERR(a),(b)	TSFR3M + 5.712%	11.0290	01/22/30	475,176
500,000	OHA Credit Partners XV Ltd. Series 2017-15A E(a),(b)	TSFR3M + 5.562%	10.8790	01/20/30	500,000
500,000	Palmer Square CLO Ltd. Series 2014-1A DR2(a),(b)	TSFR3M + 5.962%	11.2780	01/17/31	500,313
500,000	Palmer Square CLO Ltd. Series 2018-2A D(a),(b)	TSFR3M + 5.862%	11.1760	07/16/31	500,000
550,000	Regatta XI Funding Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.762%	11.0780	07/17/31	529,499
1,000,000	Regatta XIV Funding Ltd. Series 2018-3A E(a),(b)	TSFR3M + 6.212%	11.5360	10/25/31	959,810
500,000	RR 5 Ltd. Series 2018-5A D(a),(b)	TSFR3M + 6.012%	11.3260	10/15/31	475,901
1,000,000	Sound Point Clo XII Ltd. Series 2016-2A ER(a),(b)	TSFR3M + 7.162%	12.4790	10/20/28	1,001,500
500,000	Upland CLO Ltd. Series 2016-1A DR(a),(b)	TSFR3M + 6.162%	11.4790	04/20/31	494,604
525,000	Voya CLO Ltd. Series 2018-4A E(a),(b)	TSFR3M + 6.562%	11.8760	01/15/32	518,683
500,000	Wellfleet CLO Ltd. Series 2017-1A D(a),(b)	TSFR3M + 6.312%	11.6290	04/20/29	448,763
500,000	Wellfleet CLO Ltd. Series 2015-1A ER3(a),(b)	TSFR3M + 7.312%	12.6290	07/20/29	305,994
500,000	Wellfleet CLO Ltd. Series 2018-2A D(a),(b)	TSFR3M + 6.332%	11.6490	10/20/31	468,639
500,000	Wellfleet CLO Ltd. Series 2018-3A D(a),(b)	TSFR3M + 6.512%	11.8290	01/20/32	458,718
					25,798,778
	TOTAL ASSET BACKED SECURITIES (Cost $25,590,228)				25,798,778

	CORPORATE BONDS — 2.9%
	AEROSPACE & DEFENSE — 0.0%(c)
52,000	TransDigm, Inc.(a)		6.6250	03/01/32	52,619

	CHEMICALS — 0.3%
1,300,000	Valvoline, Inc.(a)		3.6250	06/15/31	1,122,512

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 2.9% (Continued)
	ENTERTAINMENT CONTENT — 0.3%
1,344,000	Univision Communications, Inc.(a)	8.0000	08/15/28	$1,370,122

	HEALTH CARE FACILITIES & SERVICES — 0.1%
720,000	Tenet Healthcare Corporation(a)	6.7500	05/15/31	734,054

	HOME CONSTRUCTION — 0.0%(c)
55,000	Miter Brands Acquisition Holdco, Inc. / MIWD(a)	6.7500	04/01/32	55,235

	INSURANCE — 0.1%
116,000	Alliant Holdings Intermediate, LLC / Alliant(a)	7.0000	01/15/31	117,290
111,000	Panther Escrow Issuer, LLC(a)	7.1250	06/01/31	113,057
				230,347
	MACHINERY — 0.0%(c)
168,000	Esab Corporation(a)	6.2500	04/15/29	169,001

	MEDICAL EQUIPMENT & DEVICES — 0.1%
219,000	Medline Borrower, L.P./Medline Co-Issuer, Inc.(a)	6.2500	04/01/29	220,451

	METALS & MINING — 0.0%(c)
134,000	Alcoa Nederland Holding BV(a)	7.1250	03/15/31	136,853

	OIL & GAS PRODUCERS — 0.6%
102,000	Antero Midstream Partners, L.P. / Antero Midstream(a)	6.6250	02/01/32	102,618
275,000	Crescent Energy Finance, LLC(a)	7.6250	04/01/32	277,347
95,000	Kinetik Holdings, L.P.(a)	6.6250	12/15/28	96,750
52,000	NGL Energy Partners, L.P.(a)	8.1250	02/15/29	53,294
52,000	NGL Energy Partners, L.P.(a)	8.3750	02/15/32	53,376
74,000	Venture Global LNG, Inc.(a)	8.1250	06/01/28	75,640
93,000	Venture Global LNG, Inc.(a)	9.5000	02/01/29	100,244
1,300,000	Venture Global LNG, Inc.(a)	9.8750	02/01/32	1,401,963
				2,161,232
	OIL & GAS SERVICES & EQUIPMENT — 0.0%(c)
107,000	USA Compression Partners, L.P. / USA Compression(a)	7.1250	03/15/29	108,508

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 2.9% (Continued)
	RETAIL - DISCRETIONARY — 0.7%
1,300,000	Global Auto Holdings Ltd./AAG FH UK Ltd.(a)		8.7500	01/15/32	$1,260,135
1,400,000	Metis Merger Sub, LLC(a)		6.5000	05/15/29	1,332,830
					2,592,965
	SPECIALTY FINANCE — 0.1%
650,000	Fortress Transportation and Infrastructure(a)		7.8750	12/01/30	683,258

	TECHNOLOGY SERVICES — 0.2%
994,000	Iron Mountain Information Management Services,(a)		5.0000	07/15/32	910,706

	TRANSPORTATION & LOGISTICS — 0.4%
1,325,000	XPO, Inc.(a)		7.1250	02/01/32	1,365,548

	TOTAL CORPORATE BONDS (Cost $11,629,599)				11,913,411

		Spread
	TERM LOANS — 87.5%
	ADVERTISING & MARKETING — 0.2%
632,536	ABG Intermediate Holdings 2, LLC(b)	TSFR1M + 3.600%	8.9320	12/10/28	635,699

	AEROSPACE & DEFENSE — 3.0%
2,636,750	Bleriot US Bidco, Inc.(b)	TSFR1M + 4.000%	9.6100	10/31/28	2,649,933
2,937,939	Dynasty Acquisition Company, Inc.(b)	TSFR1M + 4.000%	9.3260	08/16/28	2,945,562
98,154	Dynasty Acquisition Company, Inc.(b)	TSFR1M + 3.500%	8.8250	08/24/28	98,409
283,000	Ovation Parent, Inc.(b)	TSFR1M + 3.500%	8.8260	03/26/31	283,620
2,312,828	Spirit AeroSystems, Inc.(b)	TSFR1M + 4.500%	9.5630	11/23/27	2,325,838
1,259,313	Standard Aero Ltd.(b)	TSFR1M + 4.000%	9.3260	08/16/28	1,262,581
37,846	Standard Aero Ltd.(b)	TSFR1M + 3.500%	8.8250	08/24/28	37,944
1,583,013	TransDigm, Inc.(b)	TSFR1M + 3.250%	8.5980	08/10/28	1,590,192
131,000	TransDigm, Inc.(b)	TSFR1M + 2.750%	8.0750	03/15/30	131,423
1,037,797	TransDigm, Inc.(b)	TSFR1M + 3.250%	8.5980	02/28/31	1,044,050
					12,369,552
	APPAREL & TEXTILE PRODUCTS — 0.1%
444,206	Hanesbrands, Inc.(b)	TSFR1M + 3.850%	9.1060	03/08/30	444,692

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 87.5% (Continued)
	ASSET MANAGEMENT — 6.0%
4,318,714	Advisor Group Holdings, Inc.(b)	TSFR1M + 4.500%	9.8260	08/10/28	$4,340,566
1,260,332	Aragorn Parent Corporation(b)	TSFR1M + 4.250%	9.5830	12/08/28	1,265,852
1,800,000	Edelman Financial Center, LLC (The)(b)	TSFR1M + 6.750%	12.2200	07/20/26	1,811,817
261,685	FinCompany I, LLC(b)	TSFR1M + 3.000%	8.3130	06/27/29	262,475
528,000	First Eagle Holdings, Inc.(b)	TSFR1M + 3.000%	8.3180	02/22/29	523,523
2,252,404	Focus Financial Partners, LLC(b)	TSFR1M + 2.750%	8.0850	06/30/28	2,247,832
208,000	GIP Pilot Acquisition Partners, L.P.(b)	TSFR1M + 3.000%	8.3270	09/15/30	208,936
3,945,565	GTCR W Merger Sub, LLC(b)	TSFR1M + 3.000%	8.3260	09/20/30	3,964,484
1,237,425	Guggenheim Partners Investment Management(b)	TSFR1M + 3.250%	8.5980	12/07/29	1,243,872
81,000	Hightower Holding, LLC(b)	TSFR3M + 4.262%	9.5860	04/21/28	81,203
2,494,805	Nexus Buyer, LLC(b)	TSFR1M + 3.750%	9.1760	11/08/26	2,491,687
799,000	Nexus Buyer, LLC(b)	TSFR1M + 4.500%	9.8260	12/23/30	795,504
130,000	Osaic Holdings, Inc.(b)	TSFR1M + 4.000%	9.3210	08/16/28	130,658
5,187,119	Wec US Holdings Ltd.(b)	TSFR1M + 2.750%	8.0760	01/20/31	5,187,118
					24,555,527
	AUTOMOTIVE — 2.0%
589,523	Clarios Global, L.P.(b)	TSFR1M + 3.000%	8.3260	05/06/30	591,733
3,734,422	First Brands Group, LLC(b)	SOFRRATE + 5.000%	10.5740	03/24/27	3,744,692
1,039,800	First Brands Group, LLC(b)	TSFR1M + 6.000%	10.5740	03/30/27	1,041,750
1,134,141	First Brands Group, LLC(b)	TSFR6M + 8.500%	13.9670	03/30/28	1,125,635
1,080,704	Tenneco, Inc.(b)	TSFR1M + 4.750%	10.1700	11/17/28	1,013,927
885,000	Tenneco, Inc.(b)	TSFR1M + 5.000%	10.4190	11/17/28	835,090
					8,352,827
	BEVERAGES — 0.1%
293,000	Pegasus Bidco BV(b)	TSFR1M + 3.750%	9.0570	07/12/29	293,489

	BIOTECH & PHARMA — 0.5%
785,848	Curium Bidco Sarl(b)	TSFR1M + 4.500%	9.8480	07/31/29	790,760
1,500,000	Grifols Worldwide Operations USA, Inc.(b)	TSFR3M + 2.000%	7.4260	11/08/27	1,455,652
					2,246,412

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 87.5% (Continued)
	CABLE & SATELLITE — 0.6%
203,000	Cogeco Communications USA II, L.P.(b)	TSFR1M + 3.250%	8.5760	09/18/30	$198,645
109,216	Directv Financing, LLC(b)	TSFR1M + 5.000%	10.4410	07/22/27	109,489
141,000	Directv Financing, LLC(b)	TSFR1M + 5.365%	10.8300	08/02/29	141,121
700,000	UPC Financing Partnership(b)	TSFR1M + 3.000%	8.4400	01/31/29	698,212
1,173,724	Virgin Media Bristol, LLC(b)	TSFR1M + 3.250%	8.7900	03/06/31	1,157,908
					2,305,375
	CHEMICALS — 1.9%
895,284	Cyanco Intermediate 2 Corporation(b)	TSFR1M + 4.750%	10.0870	07/10/28	900,137
606,000	Element Solutions, Inc.(b)	TSFR1M + 2.000%	7.3560	12/09/30	607,264
102,000	INEOS Enterprises Holdings US Finco, LLC(b)	TSFR1M + 3.850%	9.1930	07/07/30	102,213
375,000	INEOS US Finance, LLC(b)	TSFR1M + 3.750%	9.0850	01/31/31	375,938
1,067,168	INEOS US Petrochem, LLC(b)	TSFR1M + 4.350%	9.6690	11/14/29	1,066,506
1,929,185	Nouryon USA, LLC(b)	TSFR1M + 4.000%	9.4480	03/03/28	1,938,030
195,509	Nouryon USA, LLC(b)	TSFR1M + 4.000%	9.4190	04/03/28	196,364
730,966	Olympus Water US Holding Corporation(b)	TSFR1M + 4.250%	9.5660	11/09/28	734,167
638,103	PQ Group Holdings, Inc.(b)	TSFR1M + 3.500%	8.6870	04/30/28	639,641
1,051,625	Windsor Holdings III, LLC(b)	TSFR1M + 4.000%	9.3190	08/01/30	1,057,051
					7,617,311
	COMMERCIAL SUPPORT SERVICES — 6.9%
22,957	Action Environmental Group, Inc. (The)(b)	TSFR1M + 4.500%	9.8240	10/05/30	23,014
153,043	Action Environmental Group, Inc. (The)(b)	TSFR1M + 4.500%	9.8240	10/05/30	153,426
725,000	Amentum Government Services Holdings, LLC(b)	TSFR1M + 8.750%	14.2200	01/31/28	732,250
1,425,295	Amentum Government Services Holdings, LLC(b)	SOFRRATE + 4.000%	9.3200	02/07/29	1,430,341
1,723,397	AVSC Holding Corporation(b)	TSFR1M + 3.500%	8.9260	03/01/25	1,732,729
1,088,141	AVSC Holding Corporation(b)	TSFR1M + 4.500%	9.9560	09/26/26	1,094,941
1,941,000	Bifm CA Buyer, Inc.(b)	TSFR1M + 4.250%	9.5830	05/31/28	1,951,918
1,891,245	CHG Healthcare Services, Inc.(b)	TSFR1M + 3.750%	9.0760	09/30/28	1,898,347
347,303	Conservice Midco, LLC(b)	TSFR1M + 4.000%	9.3340	05/13/27	348,881
1,427,811	Creative Artists Agency, LLC(b)	TSFR1M + 3.500%	8.8260	11/16/28	1,432,273
59,000	Creative Artists Agency, LLC(b)	TSFR1M + 3.250%	8.5700	11/27/28	59,184
521,940	EnergySolutions, LLC(b)	TSFR1M + 4.000%	9.3560	09/18/30	524,453
1,431,056	Ensemble RCM, LLC(b)	TSFR1M + 3.000%	8.3340	08/03/29	1,435,921
2,566,000	Garda World Security Corporation(b)	TSFR1M + 4.350%	9.5830	02/01/29	2,574,032

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 87.5% (Continued)
	COMMERCIAL SUPPORT SERVICES — 6.9% (Continued)
715,195	Groundworks, LLC(b)	TSFR1M + 3.500%	8.8240	03/06/31	$716,210
131,631	Groundworks, LLC(b)	TSFR1M + 3.500%	8.8240	03/06/31	131,818
3,393,142	OMNIA Partners, LLC(b)	TSFR1M + 3.750%	9.0700	07/25/30	3,412,754
161,000	Pre-Paid Legal Services, Inc.(b)	TSFR1M + 3.865%	9.1900	12/15/28	160,439
2,000,000	Prime Security Services Borrower, LLC(b)	TSFR1M + 2.500%	7.8240	10/11/30	2,003,520
104,762	Ryan, LLC(b)	TSFR1M + 4.500%	9.8250	11/09/30	105,417
995,238	Ryan, LLC(b)	TSFR1M + 4.500%	9.8260	11/09/30	1,001,463
688,000	Teneo Holdings, LLC(b)	TSFR1M + 4.750%	10.0740	03/11/31	691,010
4,294,370	WestJet Loyalty, L.P.(b)	TSFR1M + 3.850%	9.0680	02/01/31	4,299,739
					27,914,080
	CONSUMER SERVICES — 1.2%
725,209	Fugue Finance, LLC(b)	TSFR1M + 4.000%	9.3430	01/26/28	727,816
306,000	Fugue Finance, LLC(b)	TSFR1M + 3.750%	9.0730	02/13/31	307,148
1,596,799	KUEHG Corporation(b)	TSFR1M + 5.000%	10.3480	05/31/30	1,603,193
925,000	Prometric Holdings, Inc.(b)	TSFR1M + 5.250%	7.5700	01/19/25	925,966
500,000	Spin Holdco, Inc.(b)	TSFR3M + 4.000%	8.9860	03/01/28	464,338
750,000	University Support Services, LLC(b)	TSFR1M + 3.350%	3.7500	06/29/28	749,344
					4,777,805
	CONTAINERS & PACKAGING — 0.7%
1,624,329	Charter Next Generation, Inc.(b)	TSFR1M + 3.500%	8.8200	12/01/27	1,629,129
1,150,000	Proampac PG Borrower, LLC(b)	TSFR1M + 4.500%	9.8230	09/26/28	1,153,450
151,000	SupplyOne, Inc.(b)	TSFR1M + 4.250%	9.5790	03/27/31	150,529
					2,933,108
	E-COMMERCE DISCRETIONARY — 0.5%
1,883,972	CNT Holdings I Corporation(b)	TSFR1M + 3.500%	8.8170	10/16/27	1,889,709
222,195	Olaplex, Inc.(b)	SOFRRATE + 3.750%	8.9560	02/17/29	207,118
					2,096,827
	ELECTRIC UTILITIES — 0.3%
806,503	Calpine Corporation(b)	TSFR1M + 2.000%	7.3260	04/01/26	802,890
459,552	Calpine Corporation(b)	TSFR1M + 2.000%	7.3210	12/16/27	459,643
					1,262,533
	ELECTRICAL EQUIPMENT — 0.2%
650,000	Belfor Holdings, Inc.(b)	TSFR1M + 3.750%	9.1060	10/25/30	654,063

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 87.5% (Continued)
	ELECTRICAL EQUIPMENT — 0.2% (Continued)
241,000	TK Elevator US Newco, Inc.(b)	TSFR1M + 3.500%	8.8220	04/11/30	$242,088
					896,151
	ENGINEERING & CONSTRUCTION — 0.1%
615,000	Chromalloy Corporation(b)	TSFR1M + 3.750%	9.0750	03/24/31	613,973

	ENTERTAINMENT CONTENT — 1.2%
662,667	AP Core Holdings II, LLC(b)	TSFR1M + 5.500%	10.9700	09/01/27	650,904
2,875,000	AP Core Holdings II, LLC(b)	TSFR1M + 5.500%	10.9700	09/01/27	2,821,094
162,000	AppLovin Corporation(b)	TSFR1M + 2.500%	7.8210	08/19/30	162,101
1,139,007	NEP Group, Inc.(b)	TSFR1M + 4.115%	9.4410	08/19/26	1,090,599
109,335	Univision Communications, Inc.	SOFRRATE + 4.250%	9.5980	06/08/29	109,704
					4,834,402
	FOOD — 1.5%
4,013,500	Nomad Foods US, LLC(b)	TSFR1M + 3.000%	8.4690	11/08/29	4,024,076
225,000	Saratoga Food Specialties, LLC(b)	TSFR1M + 3.750%	9.0660	03/01/29	225,704
1,440,000	Snacking Investments US, LLC(b)	TSFR1M + 4.000%	9.3560	12/01/26	1,443,895
859,171	Upfield USA Corporation(b)	TSFR1M + 4.750%	10.4700	01/02/28	856,353
					6,550,028
	GAS & WATER UTILITIES — 0.0%(c)
129,000	NGL Energy Operating, LLC(b)	TSFR1M + 4.500%	9.8260	01/27/31	129,484

	HEALTH CARE FACILITIES & SERVICES — 6.8%
248,721	ADMI Corporation(b)	TSFR1M + 3.375%	8.8450	12/23/27	240,327
575,000	ADMI Corporation(b)	TSFR1M + 5.750%	11.1050	12/23/27	576,259
498,741	Charlotte Buyer, Inc.(b)	TSFR3M + 5.250%	10.5680	02/11/28	500,980
865,992	FC Compassus, LLC(b)	TSFR3M + 4.250%	9.6910	12/31/26	850,837
3,237,982	Heartland Dental, LLC(b)	TSFR1M + 5.000%	10.3370	04/30/28	3,248,716
3,973,458	LifePoint Health, Inc.(b)	TSFR1M + 5.500%	11.0870	11/16/28	3,988,715
3,129,974	MED ParentCo, L.P.(b)	TSFR1M + 4.250%	9.7200	08/02/26	3,129,755
1,937,229	Milano Acquisition Corporation(b)	TSFR3M + 4.000%	9.4480	08/17/27	1,856,592
66,835	National Mentor Holdings, Inc.(b)	TSFR1M + 3.750%	9.1980	02/18/28	63,089
2,360,489	National Mentor Holdings, Inc.(b)	TSFR1M + 3.750%	9.2060	02/18/28	2,228,196
612,228	One Call Corporation(b)	TSFR3M + 5.500%	11.0860	04/08/27	574,729

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 87.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 6.8% (Continued)
3,911,177	Phoenix Guarantor, Inc.(b)	TSFR1M + 3.250%	8.5760	02/13/31	$3,865,278
2,100,160	Phoenix Newco, Inc.(b)	TSFR1M + 3.250%	8.6910	08/11/28	2,107,322
962,205	Select Medical Corporation(b)	TSFR1M + 3.100%	8.3560	03/05/27	964,914
1,671,464	Star Parent, Inc.(b)	TSFR1M + 4.000%	9.3480	09/19/30	1,663,216
1,500,000	Surgery Center Holdings, Inc.(b)	TSFR1M + 3.500%	8.8350	12/05/30	1,508,858
96,000	Team Public Choices, LLC(b)	TSFR6M + 5.428%	10.5810	12/20/27	96,120
307,616	US Anesthesia Partners, Inc.(b)	TSFR1M + 4.250%	9.7170	09/23/28	294,843
					27,758,746
	HOME & OFFICE PRODUCTS — 0.5%
69,000	AI Aqua Merger Sub, Inc.(b)	TSFR1M + 4.250%	9.5760	07/30/28	69,395
843,547	Osmosis Debt Merger Sub, Inc.(b)	SOFRRATE + 3.750%	9.0720	06/17/28	846,011
456,000	Weber-Stephen Products, LLC(b)	TSFR1M + 3.250%	4.0000	10/20/27	423,368
677,499	Weber-Stephen Products, LLC(b)	TSFR1M + 4.350%	9.6860	10/29/27	630,355
					1,969,129
	HOME CONSTRUCTION — 0.0%(c)
167,000	MIWD Holdco II, LLC(b)	TSFR1M + 3.600%	8.8250	03/21/31	167,992

	INDUSTRIAL INTERMEDIATE PROD — 0.0%(c)
189,000	Crosby US Acquisition Corporation(b)	TSFR1M + 4.000%	9.3220	08/13/29	190,280

	INDUSTRIAL SUPPORT SERVICES — 0.0%(c)
104,000	BCPE Empire Holdings, Inc.(b)	TSFR1M + 4.000%	9.3340	12/25/28	104,234

	INSTITUTIONAL FINANCIAL SERVICES — 2.3%
4,712,632	Aretec Group, Inc.(b)	TSFR1M + 4.600%	9.9560	03/08/30	4,745,031
1,551,612	Armor Holdco, Inc.(b)	TSFR6M + 4.500%	9.9340	10/29/28	1,560,014
1,248,689	Ascensus Holdings, Inc.(b)	TSFR1M + 3.500%	8.9410	08/02/28	1,245,724
379,000	Eisner Advisory Group, LLC(b)	TSFR1M + 4.000%	9.3210	02/24/31	381,014
1,396,044	Jane Street Group, LLC(b)	TSFR1M + 2.615%	7.9520	01/26/28	1,398,312
					9,330,095
	INSURANCE — 10.0%
590,907	Acrisure, LLC(b)	TSFR1M + 3.500%	8.9410	01/31/27	591,276
2,122,000	Acrisure, LLC(b)	TSFR1M + 4.500%	9.8260	10/20/30	2,135,263

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 87.5% (Continued)
	INSURANCE — 10.0% (Continued)
1,777,244	AmWINS Group, Inc.(b)	TSFR1M + 2.250%	7.7200	02/17/28	$1,779,465
103,163	AssuredPartners, Inc.(b)	SOFRRATE + 3.500%	8.8560	02/13/27	103,372
1,084,352	AssuredPartners, Inc.(b)	TSFR1M + 3.500%	8.9700	02/13/27	1,086,520
1,509,970	AssuredPartners, Inc.(b)	TSFR1M + 3.500%	8.9700	02/13/27	1,513,231
80,000	AssuredPartners, Inc.(b)	TSFR1M + 3.500%	8.8220	02/10/31	80,200
3,322,782	Asurion, LLC(b)	TSFR1M + 3.365%	8.6910	12/18/26	3,263,437
2,411,000	Asurion, LLC(b)	TSFR1M + 5.250%	10.6910	01/29/28	2,186,476
596,977	Asurion, LLC(b)	TSFR1M + 4.000%	9.4560	08/17/28	576,456
900,000	Asurion, LLC(b)	TSFR1M + 5.250%	10.6910	01/14/29	809,510
1,243,622	Baldwin Risk Partners, LLC(b)	TSFR1M + 3.500%	8.9510	10/14/27	1,244,661
791,621	BroadStreet Partners, Inc.(b)	TSFR1M + 3.000%	8.4700	01/22/27	794,530
3,694,589	BroadStreet Partners, Inc.(b)	TSFR1M + 4.000%	9.0760	01/26/29	3,709,828
3,135,134	HUB International Ltd.(b)	TSFR1M + 3.250%	8.5820	06/20/30	3,139,821
2,986,477	Hyperion Refinance Sarl(b)	TSFR1M + 4.000%	9.3260	03/24/30	3,001,425
1,707,000	Hyperion Refinance Sarl(b)	TSFR1M + 3.500%	8.8070	02/03/31	1,710,201
2,852,674	IMA Financial Group, Inc. (The)(b)	TSFR1M + 3.850%	9.1910	11/01/28	2,860,390
2,226,754	OneDigital Borrower, LLC(b)	SOFRRATE + 4.250%	9.7060	11/16/27	2,229,537
1,675,000	Ryan Specialty Group, LLC(b)	SOFRRATE + 3.000%	8.0830	07/23/27	1,679,397
2,141,792	Sedgwick Claims Management Services, Inc.(b)	TSFR1M + 3.750%	9.0760	02/17/28	2,148,121
1,006,000	Truist Insurance Holdings, LLC(b)	TSFR1M + 3.250%	8.5680	03/24/31	1,005,577
379,000	Truist Insurance Holdings, LLC(b)	TSFR1M + 4.750%	10.0730	03/08/32	381,882
1,452,297	USI, Inc.(b)	TSFR1M + 3.000%	8.3480	11/22/29	1,454,716
1,221,938	USI, Inc.(b)	TSFR1M + 3.250%	8.5980	09/14/30	1,224,320
					40,709,612
	INTERNET MEDIA & SERVICES — 1.6%
64,000	Hunter Holdco 3 Ltd.(b)	TSFR3M + 4.350%	9.6980	08/06/28	64,040
316,000	Knot Worldwide, Inc. (The)(b)	TSFR1M + 4.500%	9.8440	01/31/28	316,000
3,681,781	MH Sub I, LLC(b)	TSFR1M + 4.250%	9.6060	05/03/28	3,664,201
550,000	MH Sub I, LLC(b)	TSFR1M + 6.250%	11.6060	02/23/29	531,682
1,577,135	Pug, LLC(b)	TSFR1M + 4.750%	10.0710	03/12/30	1,581,401
591,227	Uber Technologies, Inc.(b)	TSFR1M + 2.750%	8.0790	03/03/30	594,452
					6,751,776

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 87.5% (Continued)
	LEISURE FACILITIES & SERVICES — 4.5%
345,265	Alterra Mountain Company(b)	TSFR1M + 3.750%	9.2060	05/09/30	$347,423
797,993	Bally’s Corporation(b)	TSFR3M + 3.250%	8.8290	08/06/28	751,275
146,000	BCPE Grill Parent, Inc.(b)	TSFR1M + 4.750%	10.0760	09/21/30	145,152
2,329,478	Fertitta Entertainment, LLC/NV(b)	SOFRRATE + 4.000%	9.3560	01/13/29	2,337,736
722,000	Fitness International, LLC(b)	TSFR1M + 5.250%	10.5850	02/05/29	714,780
689,000	Flutter Financing BV(b)	TSFR1M + 2.250%	7.5980	11/18/30	690,536
158,000	Hilton Grand Vacations Borrower, LLC(b)	TSFR1M + 2.850%	8.0760	01/10/31	158,469
900,000	IRB Holding Corporation(b)	TSFR1M + 2.850%	8.1790	12/15/27	901,269
402,000	Marriott Ownership Resorts, Inc.(b)	TSFR1M + 2.350%	7.5710	03/17/31	400,995
3,642,631	Ontario Gaming GTA, L.P.(b)	TSFR1M + 4.250%	9.5980	07/20/30	3,659,552
2,759,493	Raptor Acquisition Corporation(b)	TSFR3M + 4.000%	9.6330	11/01/26	2,768,116
3,228,248	Scientific Games Holdings, L.P.(b)	SOFRRATE + 3.500%	8.5800	02/04/29	3,231,364
105,000	Tacala Investment Corporation(b)	TSFR1M + 4.000%	9.3370	01/27/31	105,230
1,659,477	UFC Holdings, LLC(b)	TSFR1M + 2.750%	8.3360	04/29/26	1,663,858
1,000,000	Whatabrands, LLC(b)	TSFR1M + 3.250%	6.3650	08/03/28	1,001,755
					18,877,510
	LEISURE PRODUCTS — 0.5%
151,000	Amer Sports Company(b)	TSFR1M + 3.250%	8.5740	02/10/31	151,378
1,694,433	Varsity Brands Holding Company, Inc.(b)	TSFR1M + 5.000%	10.4700	12/15/26	1,703,964
					1,855,342
	MACHINERY — 0.5%
694,380	Standard Industries, Inc.(b)	TSFR1M + 2.500%	7.6850	08/06/28	695,480
204,000	STS Operating, Inc.(b)	TSFR1M + 4.100%	9.3210	03/17/31	204,702
1,000,000	Titan Acquisition Ltd.(b)	TSFR1M + 5.000%	10.3350	02/01/29	1,003,855
					1,904,037
	MEDICAL EQUIPMENT & DEVICES — 0.6%
1,483,155	Bausch + Lomb Corporation(b)	SOFRRATE + 3.250%	8.6830	05/05/27	1,469,436
934,067	Mozart Borrower, L.P.(b)	TSFR1M + 3.250%	8.4410	09/30/28	937,145
					2,406,581
	OIL & GAS PRODUCERS — 2.1%
3,067,054	EPIC Crude Services, L.P.(b)	TSFR6M + 5.428%	10.9290	03/01/26	3,077,192
466,872	GIP III Stetson I, L.P.(b)	TSFR1M + 4.350%	9.7060	10/05/28	469,440

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 87.5% (Continued)
	OIL & GAS PRODUCERS — 2.1% (Continued)
2,312,872	Medallion Midland Acquisition, L.P.(b)	TSFR1M + 3.500%	8.8300	10/18/28	$2,319,614
875,185	Parkway Generation, LLC(b)	TSFR1M + 4.864%	10.3240	02/18/29	874,309
115,967	Parkway Generation, LLC(b)	TSFR1M + 4.750%	10.3240	02/18/29	115,851
1,514,249	Prairie ECI Acquiror, L.P.(b)	TSFR1M + 4.750%	10.0710	08/01/29	1,510,600
148,000	WhiteWater DBR HoldCo, LLC(b)	TSFR1M + 2.750%	8.0760	02/18/31	148,431
					8,515,437
	PUBLISHING & BROADCASTING — 1.2%
1,507,791	Cengage Learning, Inc.(b)	TSFR1M + 4.250%	9.5730	03/18/31	1,508,024
569,000	Century DE Buyer, LLC(b)	TSFR1M + 4.000%	9.3170	09/27/30	571,774
2,477,043	Mav Acquisition Corporation(b)	TSFR1M + 4.750%	10.2200	07/21/28	2,484,561
517,940	Sinclair Television Group, Inc.(b)	SOFRRATE + 3.750%	9.1760	04/13/29	415,864
					4,980,223
	RENEWABLE ENERGY — 0.2%
933,915	Granite Acquisition, Inc.(b)	TSFR1M + 2.865%	3.2500	03/17/28	872,944

	RETAIL - CONSUMER STAPLES — 0.1%
370,000	BJ’s Wholesale Club, Inc.(b)	TSFR1M + 2.000%	7.3330	02/03/29	371,928

	RETAIL - DISCRETIONARY — 3.9%
652,000	Avis Budget Car Rental, LLC(b)	TSFR1M + 3.100%	8.4560	03/16/29	653,832
125,000	Beacon Roofing Supply, Inc.(b)	TSFR1M + 2.000%	7.3210	05/19/28	125,270
1,391,795	Belron Finance US, LLC(b)	TSFR1M + 2.115%	7.5780	04/28/28	1,394,578
795,005	Belron Finance US, LLC(b)	TSFR1M + 2.350%	7.6830	04/13/29	796,663
152,000	Foundation Building Materials, Inc.(b)	TSFR1M + 4.000%	9.3370	01/27/31	152,827
1,380,643	Harbor Freight Tools USA, Inc.(b)	TSFR1M + 2.865%	8.1910	10/19/27	1,381,347
1,074,990	Hertz Corporation (The)(b)	TSFR1M + 3.250%	8.6910	06/14/28	1,042,590
207,789	Hertz Corporation (The)(b)	TSFR1M + 3.250%	8.6910	06/14/28	201,526
1,500,000	Hertz Corporation (The)(b)	TSFR1M + 3.865%	9.0820	06/30/28	1,461,375
123,000	Kodiak BP, LLC(b)	TSFR1M + 3.750%	9.0750	03/13/28	123,154
3,290,198	Mavis Tire Express Services Topco Corporation(b)	TSFR1M + 3.750%	9.0820	05/04/28	3,299,543
1,008,228	Michaels Companies, Inc. (The)(b)	TSFR3M + 4.250%	9.8600	04/09/28	907,178
1,447,284	Peer Holding III BV(b)	TSFR1M + 3.250%	8.5980	10/19/30	1,451,582
1,678,365	Petco Health & Wellness Company, Inc.(b)	TSFR3M + 3.350%	8.8600	02/25/28	1,556,163

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 87.5% (Continued)
	RETAIL - DISCRETIONARY — 3.9% (Continued)
1,147,059	PetSmart, Inc.(b)	TSFR1M + 3.750%	9.1760	01/29/28	$1,145,866
161,396	Staples, Inc.(b)	SOFR + CSR	10.4670	04/09/26	160,113
					15,853,607
	SEMICONDUCTORS — 0.2%
1,000,000	MKS Instruments, Inc.(b)	TSFR1M + 2.500%	7.8230	08/17/29	1,001,980

	SOFTWARE — 12.4%
1,000,000	athenahealth, Inc.(b)	SOFRRATE + 3.500%	8.5760	01/27/29	993,050
2,745,294	Boxer Parent Company, Inc.(b)	TSFR1M + 4.250%	9.6020	12/08/28	2,766,172
1,250,000	Bracket Intermediate Holding Corporation(b)	TSFR1M + 5.100%	10.4480	05/03/28	1,255,156
4,074,363	Central Parent, Inc.(b)	TSFR1M + 4.000%	9.3480	07/06/29	4,091,109
94,000	Cloud Software Group, Inc.(b)	TSFR1M + 4.500%	9.8270	03/19/31	93,501
1,826,000	Cotiviti, Inc.(b)	TSFR1M + 3.250%	8.5710	02/24/31	1,823,718
195,000	Dayforce, Inc.(b)	TSFR1M + 2.500%	7.8210	02/16/31	195,488
1,000,000	ECI Macola/Max Holding, LLC(b)	TSFR1M + 3.750%	9.0790	05/28/30	1,004,400
697,626	Genesys Cloud Services Holdings II, LLC(b)	TSFR1M + 4.115%	9.1820	12/01/27	701,117
5,457,981	Greeneden US Holdings II, LLC(b)	TSFR1M + 4.000%	9.4410	10/08/27	5,480,385
1,302,409	HS Purchaser, LLC(b)	SOFRRATE + 4.000%	9.4260	11/30/26	1,262,849
750,000	HS Purchaser, LLC(b)	TSFR6M + 12.351%	12.1930	11/19/27	625,313
1,856,080	Idera, Inc.(b)	TSFR1M + 3.750%	9.2060	03/02/28	1,851,932
1,477,500	Imprivata, Inc.(b)	TSFR1M + 4.250%	9.5630	12/01/27	1,481,659
168,000	Instructure Holdings, Inc.(b)	TSFR1M + 2.865%	8.3550	10/30/28	168,210
618,000	Marcel Bidco, LLC(b)	TSFR1M + 4.500%	9.8100	10/26/30	623,698
1,143,000	Mitchell International, Inc.(b)	TSFR1M + 3.750%	9.1910	08/01/28	1,144,760
668,393	Mitchell International, Inc.(b)	TSFR1M + 3.750%	9.4000	10/01/28	669,422
675,000	Mitchell International, Inc.(b)	TSFR1M + 6.500%	11.9410	10/01/29	675,422
2,500,000	Mosel Bidco S.E.(b)	TSFR1M + 4.750%	10.0980	08/01/30	2,509,375
1,250,000	Project Alpha Intermediate Holding, Inc.(b)	TSFR1M + 4.750%	10.0630	10/19/30	1,258,244
513,377	Project Sky Merger Sub, Inc.(b)	TSFR1M + 3.750%	9.2060	08/10/28	512,256
1,235,398	Project Sky Merger Sub, Inc.(b)	TSFR1M + 6.000%	11.4560	08/10/29	1,227,676
802,989	Proofpoint, Inc.(b)	TSFR1M + 3.250%	8.6910	06/10/28	804,302
1,596,000	Quartz Acquireco, LLC(b)	TSFR1M + 3.500%	8.8560	06/28/30	1,603,485
2,483,260	SolarWinds Holdings, Inc.(b)	TSFR1M + 3.250%	8.5860	02/05/27	2,492,573

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 87.5% (Continued)
	SOFTWARE — 12.4% (Continued)
628,975	Surf Holdings, LLC(b)	TSFR1M + 3.500%	8.9480	10/14/26	$630,981
1,456,855	TIBCO Software, Inc.(b)	TSFR3M + 4.500%	9.9480	09/30/28	1,452,907
1,745,150	TIBCO Software, Inc.(b)	TSFR3M + 4.500%	9.9480	03/30/29	1,739,191
846,220	UKG, Inc.(b)	TSFR3M + 5.250%	10.6800	05/03/27	855,211
4,432,499	UKG, Inc.(b)	TSFR1M + 3.600%	8.8140	01/31/31	4,460,889
686,000	Waystar Technologies, Inc.(b)	TSFR1M + 4.000%	9.3330	10/31/29	688,573
113,000	Webpros Investments Sarl(b)	TSFR1M + 4.000%	9.3250	03/19/31	113,424
1,422,000	Weld North Education, LLC(b)	TSFR1M + 3.615%	8.9410	12/17/29	1,420,471
1,750,000	Zelis Payments Buyer, Inc.(b)	TSFR1M + 2.750%	8.0670	09/28/29	1,751,943
					50,428,862
	SPECIALTY FINANCE — 1.1%
272,312	Apex Group Treasury, LLC(b)	TSFR1M + 5.000%	10.3170	07/27/28	273,674
1,246,803	Castlelake Aviation One DAC(b)	TSFR3M + 2.500%	3.2500	10/22/26	1,248,436
231,420	Citco Group Ltd. (The)(b)	TSFR1M + 3.250%	8.4220	04/27/28	232,252
317,000	Inception Finco Sarl(b)	TSFR1M + 4.500%	9.8210	03/17/31	317,198
2,425,000	Kestra Advisor Services Holdings A, Inc.(b)	TSFR1M + 4.000%	9.3190	03/19/31	2,432,081
					4,503,641
	TECHNOLOGY SERVICES — 5.8%
2,917,421	Access CIG, LLC(b)	TSFR1M + 5.000%	10.3260	08/15/28	2,924,263
335,000	Ahead DB Holdings, LLC(b)	TSFR1M + 4.250%	9.5690	01/24/31	336,544
531,966	Amentum Government Services Holdings, LLC(b)	TSFR1M + 8.000%	0.0000	02/15/30	537,286
3,151,250	Blackhawk Network Holdings, Inc.(b)	TSFR1M + 5.000%	10.3190	02/26/29	3,160,295
2,227,253	ION Trading Finance Ltd.(b)	TSFR3M + 4.750%	10.1980	03/26/28	2,227,253
212,000	KBR, Inc.(b)	TSFR1M + 2.000%	7.5760	01/10/31	212,689
3,064,825	Netsmart, Inc.(b)	TSFR1M + 4.000%	9.2200	10/01/27	3,074,740
2,228,219	Peraton Corporation(b)	TSFR1M + 3.750%	9.1760	02/24/28	2,230,492
128,919	Peraton Corporation(b)	TSFR3M + 7.750%	13.1760	02/01/29	129,531
2,909,967	Presidio Holdings, Inc.(b)	TSFR1M + 3.500%	8.9560	12/19/26	2,922,699
399,500	Sabre GLBL, Inc.(b)	TSFR1M + 5.000%	10.4560	06/30/28	350,561
782,853	Tempo Acquisition, LLC(b)	TSFR1M + 2.750%	8.1060	08/31/28	786,215
4,708,089	Verscend Holding Corporation(b)	TSFR1M + 4.000%	9.4410	08/27/25	4,713,974
					23,606,542
	TELECOMMUNICATIONS — 1.7%
495,000	Altice France S.A.(b)	TSFR1M + 4.000%	9.5690	01/31/26	420,307

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 87.5% (Continued)
	TELECOMMUNICATIONS — 1.7% (Continued)
4,274,566	CCI Buyer, Inc.(b)	SOFRRATE + 4.000%	9.3480	12/12/27	$4,255,095
730,000	Crown Subsea Communications Holding, Inc.(b)	TSFR1M + 4.750%	10.0820	01/27/31	735,172
1,078,681	Intrado Corporation(b)	TSFR1M + 3.000%	8.8300	01/25/30	1,082,861
1,581,067	Xplornet Communications, Inc.(b)	TSFR1M + 4.000%	9.6100	09/30/28	752,738
					7,246,173
	TRANSPORTATION & LOGISTICS — 4.1%
2,514,596	AAdvantage Loyalty IP Ltd.(b)	TSFR1M + 4.750%	10.3290	03/10/28	2,615,708
195,000	Air Canada(b)	TSFR1M + 2.500%	7.8210	03/14/31	195,610
1,150,000	American Airlines, Inc.(b)	TSFR1M + 2.750%	8.5970	02/09/28	1,151,041
1,403,955	American Airlines, Inc.(b)	TSFR1M + 3.500%	8.7750	05/29/29	1,410,097
747,949	Brown Group Holding, LLC(b)	TSFR1M + 2.750%	8.1760	04/22/28	748,290
407,035	Kenan Advantage Group, Inc. (The)(b)	TSFR1M + 3.750%	9.0760	01/19/29	407,926
3,140,283	KKR Apple Bidco, LLC(b)	TSFR1M + 4.000%	8.8560	09/23/28	3,152,280
2,379,412	Patriot Rail Company, LLC(b)	TSFR3M + 4.262%	9.6100	10/18/26	2,382,386
2,200,000	Savage Enterprises, LLC(b)	TSFR1M + 3.365%	8.5660	09/17/28	2,204,125
1,968,722	United Airlines, Inc.(b)	TSFR1M + 2.750%	8.0760	02/17/31	1,974,254
413,676	WestJet Airlines Ltd.(b)	TSFR3M + 3.000%	8.4260	10/08/26	414,097
					16,655,814
	WHOLESALE - CONSUMER STAPLES — 0.3%
1,054,148	Quirch Foods Holdings, LLC(b)	SOFRRATE + 4.500%	10.3870	10/27/27	1,057,442

	WHOLESALE - DISCRETIONARY — 0.1%
241,000	CI Maroon Holdings, LLC(b)	TSFR1M + 4.000%	9.3200	03/03/31	242,205

	TOTAL TERM LOANS (Cost $357,311,095)				358,191,407

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 9.8%
	MONEY MARKET FUNDS - 9.8%
40,160,145	First American Treasury Obligations Fund, Class X, 5.22% (Cost $40,160,145)(d)	$40,160,145

	TOTAL INVESTMENTS - 109.8% (Cost $448,247,035)	$449,775,679
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.8)%	(40,184,439)
	NET ASSETS - 100.0%	$409,591,240

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 Month

TSFR3M	Secured Overnight Financing Rate 3 Month

TSFR6M	Secured Overnight Financing Rate 6 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024 the total market value of 144A securities is 36,710,689 or 9.0% of net assets.

(b)	Variable rate security; the rate shown represents the rate on March 31, 2024.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2024.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

		Coupon Rate
Shares		(%)	Maturity	Fair Value
	PREFERRED STOCKS — 2.6%
	LEISURE FACILITIES & SERVICES — 2.6%
25,352	FAT Brands, Inc.	8.2500		$395,998

	TOTAL PREFERRED STOCKS (Cost $563,439)			395,998

Principal
Amount ($)
	CONVERTIBLE BONDS — 6.3%
	INTERNET MEDIA & SERVICES — 4.2%
1,000,000	fuboTV, Inc.	3.2500	02/15/26	645,100

	SPECIALTY FINANCE — 2.1%
410,000	Upstart Holdings, Inc.	0.2500	08/15/26	322,096

	TOTAL CONVERTIBLE BONDS (Cost $1,176,475)			967,196

	CORPORATE BONDS — 88.5%
	APPAREL & TEXTILE PRODUCTS — 1.9%
300,000	Under Armour, Inc.	3.2500	06/15/26	284,619

	ASSET MANAGEMENT — 2.1%
350,000	Icahn Enterprises, L.P. / Icahn Enterprises	5.2500	05/15/27	324,815

	AUTOMOTIVE — 4.4%
741,000	American Axle & Manufacturing, Inc.(a)	5.0000	10/01/29	668,260

	CHEMICALS — 3.7%
607,000	Rayonier AM Products, Inc.(b)	7.6250	01/15/26	557,751

	CONSUMER SERVICES — 1.9%
300,000	Upbound Group, Inc.(b)	6.3750	02/15/29	291,523

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 88.5% (Continued)
	ENGINEERING & CONSTRUCTION — 3.1%
480,000	Tutor Perini Corporation(a),(b)	6.8750	05/01/25	$475,464

	HOME CONSTRUCTION — 3.8%
582,000	Beazer Homes USA, Inc.	5.8750	10/15/27	574,448

	HOUSEHOLD PRODUCTS — 0.9%
150,000	Central Garden & Pet Company(a)	4.1250	10/15/30	134,722

	INSTITUTIONAL FINANCIAL SERVICES — 1.6%
300,000	Coinbase Global, Inc.(a),(b)	3.6250	10/01/31	242,567

	LEISURE FACILITIES & SERVICES — 4.9%
200,000	Full House Resorts, Inc. (b)	8.2500	02/15/28	191,286
550,000	Odeon Finco plc (b)	12.7500	11/01/27	559,870
				751,156
	MACHINERY — 3.8%
578,000	Titan International, Inc.	7.0000	04/30/28	570,888

	METALS & MINING — 7.3%
865,000	Coeur Mining, Inc.(a),(b)	5.1250	02/15/29	822,713
300,000	Hecla Mining Company (a)	7.2500	02/15/28	300,742
				1,123,455
	OIL & GAS PRODUCERS — 1.2%
175,000	Occidental Petroleum Corporation(a)	6.6000	03/15/46	188,762

	OIL & GAS SERVICES & EQUIPMENT — 9.7%
521,000	Nine Energy Service, Inc.(a)	13.0000	02/01/28	427,720
593,000	Transocean, Inc. (b)	11.5000	01/30/27	618,495
517,000	Transocean, Inc.	6.8000	03/15/38	433,633
				1,479,848
	REAL ESTATE INVESTMENT TRUSTS — 14.8%
400,000	CoreCivic, Inc.(a)	4.7500	10/15/27	378,928
425,000	EPR Properties	3.7500	08/15/29	375,907
651,000	MPT Operating Partnership, L.P. / MPT Finance(a)	5.0000	10/15/27	549,948

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 88.5% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 14.8% (Continued)
1,269,000	Office Properties Income Trust	3.4500	10/15/31	$524,651
447,000	Service Properties Trust	5.2500	02/15/26	432,225
				2,261,659
	REAL ESTATE OWNERS & DEVELOPERS — 4.8%
840,000	Howard Hughes Corporation (The)(a),(b)	4.3750	02/01/31	730,162

	RETAIL - DISCRETIONARY — 10.6%
1,065,000	Bed Bath & Beyond, Inc.(c)	5.1650	08/01/44	7,759
400,000	Carvana Company(b)	14.0000	06/01/31	402,399
783,000	Kohl’s Corporation	5.5500	07/17/45	575,865
825,000	Nordstrom, Inc.(a)	5.0000	01/15/44	640,402
				1,626,425

	SPECIALTY FINANCE — 3.7%
557,000	Enova International, Inc.(b)	8.5000	09/15/25	556,226

	STEEL — 4.3%
653,000	United States Steel Corporation	6.6500	06/01/37	660,370

	TECHNOLOGY HARDWARE — 0.0%
8,669,000	ENERGY CONVERSION DEVICES INC(b)(c)(e)(f)	0.0000	12/15/49	—

	TOTAL CORPORATE BONDS (Cost $17,218,446)			13,503,120

Shares
	SHORT-TERM INVESTMENTS — 32.2%
	COLLATERAL FOR SECURITIES LOANED - 31.3%
4,776,495	Mount Vernon Liquid Assets Portfolio, , 5.44% (Cost $4,776,495)(d)(g)			4,776,495

	MONEY MARKET FUNDS - 0.9%
130,862	First American Treasury Obligations Fund, Class X, 5.22% (Cost $130,862)(d)			130,862

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,907,357)			4,907,357

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Fair Value
TOTAL INVESTMENTS - 129.6% (Cost $23,865,717)	$19,773,671
LIABILITIES IN EXCESS OF OTHER ASSETS - (29.6)%	(4,518,946)
NET ASSETS - 100.0%	$15,254,725

LP	- Limited Partnership

PLC	- Public Limited Company

(a)	All or a portion for these securities are on loan. Total loaned securities had a value of $4,690,044 at March 31, 2024.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024 the total market value of 144A securities is 5,448,456 or 35.7% of net assets.

(c)	Represents issuer in default on interest payments; non-income producing security.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2024.

(e)	Illiquid security. The total fair value of these securities as of December 31, 2023 was $0, representing 0% of net assets.

(f)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(g)	Mutual Fund Series Trust’s securities lending policy and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 31.9%
	ASSET MANAGEMENT - 12.5%
3,300	Apollo Global Management, Inc.(a)	$371,085
35,292	Compass Diversified Holdings(a)	849,478
99,131	PennantPark Investment Corporation(a)	682,021
42,466	SuRo Capital Corporation(b)	193,220
49,500	US Global Investors, Inc., Class A	137,610
		2,233,414
	AUTOMOTIVE - 0.5%
6,200	Ford Motor Company	82,336

	BUSINESS DEVELOPMENT COMPANIES - 6.2%
12,128	Main Street Capital Corporation(a)	573,775
95,140	Prospect Capital Corporation(a)	525,173
		1,098,948
	DIVERSIFIED INDUSTRIALS - 1.4%
2,393	3M Company	253,826

	FOOD - 1.1%
5,284	Kraft Heinz Company (The)	194,980

	GAMING REIT - 1.3%
7,475	VICI Properties, Inc.	222,680

	INDUSTRIAL REIT - 1.4%
2,390	Innovative Industrial Properties, Inc.(a)	247,461

	MIXED ALLOCATION - 1.1%
28,919	NexPoint Diversified Real Estate Trust(a)	190,865

	RETAIL REIT - 1.4%
5,000	Realty Income Corporation(a)	270,500

	TECHNOLOGY HARDWARE - 0.6%
697	Apple, Inc.	119,522

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares				Fair Value
	COMMON STOCKS — 31.9% (Continued)
	TECHNOLOGY SERVICES - 0.1%
432	Kyndryl Holdings, Inc.(b)			$9,400

	TELECOMMUNICATIONS - 2.5%
14,000	AT&T, Inc.			246,400
4,561	Verizon Communications, Inc.			191,380
				437,780
	TRANSPORT OPERATIONS & SERVICES - 1.8%
26,000	AFC Gamma, Inc.			321,880

	TOTAL COMMON STOCKS (Cost $7,260,507)			5,683,592

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CONVERTIBLE BONDS — 6.4%
	INTERNET MEDIA & SERVICES — 2.4%
662,000	fuboTV, Inc.	3.2500	02/15/26	427,056

	SPECIALTY FINANCE — 4.0%
717,000	EZCORP, Inc.	2.3750	05/01/25	712,599

	TOTAL CONVERTIBLE BONDS (Cost $1,260,289)			1,139,655

	CORPORATE BONDS — 57.6%
	ASSET MANAGEMENT — 1.8%
350,000	Icahn Enterprises, L.P. / Icahn Enterprises	5.2500	05/15/27	324,815

	AUTOMOTIVE — 3.2%
639,000	American Axle & Manufacturing, Inc.(a)	5.0000	10/01/29	576,273

	CHEMICALS — 2.7%
520,000	Rayonier AM Products, Inc.(c)	7.6250	01/15/26	477,810

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 57.6% (Continued)
	HOME CONSTRUCTION — 3.5%
635,000	Beazer Homes USA, Inc.	5.8750	10/15/27	$626,760

	LEISURE FACILITIES & SERVICES — 4.7%
300,000	Full House Resorts, Inc.(c)	8.2500	02/15/28	286,929
515,000	Odeon Finco PLC(c)	12.7500	11/01/27	524,242
				811,171
	MACHINERY — 3.8%
687,000	Titan International, Inc.	7.0000	04/30/28	678,547

	METALS & MINING — 2.8%
534,000	Coeur Mining, Inc.(a),(c)	5.1250	02/15/29	507,894

	OIL & GAS PRODUCERS — 2.1%
350,000	Occidental Petroleum Corporation(a)	6.6000	03/15/46	377,525

	OIL & GAS SERVICES & EQUIPMENT — 11.7%
596,000	Nine Energy Service, Inc.(a)	13.0000	02/01/28	489,293
754,000	Transocean, Inc.(c)	11.5000	01/30/27	786,415
953,000	Transocean, Inc.(a)	6.8000	03/15/38	799,328
				2,075,036
	REAL ESTATE INVESTMENT TRUSTS — 10.0%
778,000	CoreCivic, Inc.	4.7500	10/15/27	737,015
537,000	MPT Operating Partnership, L.P. / MPT Finance(a)	5.0000	10/15/27	453,644
672,000	Office Properties Income Trust	3.4500	10/15/31	277,829
332,000	Service Properties Trust	5.2500	02/15/26	321,026
				1,789,514
	REAL ESTATE OWNERS & DEVELOPERS — 2.2%
445,000	Howard Hughes Corporation (The)(c)	4.3750	02/01/31	386,812

	RETAIL - DISCRETIONARY — 4.5%
373,000	Bed Bath & Beyond, Inc.(d)	5.1650	08/01/44	2,717
400,000	Carvana Company(c)	14.0000	06/01/31	402,399
528,000	Kohl’s Corporation	5.5500	07/17/45	388,323
				793,439

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 57.6% (Continued)
	SPECIALTY FINANCE — 3.7%
647,000	Enova International, Inc.(c)	8.5000	09/15/25	$646,101

	TECHNOLOGY HARDWARE — 0.0%
5,543,000	ENERGY CONVERSION DEVICES INC(c)(d)(f)(g)	0.0000	12/15/49	—

	TECHNOLOGY SERVICES — 0.9%
200,000	Kyndryl Holdings, Inc.	3.1500	10/15/31	168,705

	TOTAL CORPORATE BONDS (Cost $12,026,948)			10,240,402

Shares
	SHORT-TERM INVESTMENTS — 36.7%
	COLLATERAL FOR SECURITIES LOANED - 34.1%
6,052,805	Mount Vernon Liquid Assets Portfolio, , 5.44% (Cost $6,052,805)(e)(h)			6,052,805

	MONEY MARKET FUNDS - 2.6%
469,567	First American Treasury Obligations Fund, Class X, 5.22% (Cost $469,567)(e)			469,567

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,522,372)			6,522,372

	TOTAL INVESTMENTS - 132.6% (Cost $27,070,116)			$23,586,021
	LIABILITIES IN EXCESS OF OTHER ASSETS - (32.6)%			(5,803,096)
	NET ASSETS - 100.0%			$17,782,925

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

(a)	All or a portion for these securities are on loan. Total loaned securities had a value of $5,932,629 at March 31, 2024.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024 the total market value of 144A securities is 4,018,602 or 22.6% of net assets.

(d)	Represents issuer in default on interest payments; non-income producing security.

(e)	Rate disclosed is the seven day effective yield as of March 31, 2024.

(f)	Illiquid security. The total fair value of these securities as of December 31, 2023 was $0, representing 0% of net assets.

(g)	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(h)	Mutual Fund Series Trust’s securities lending policy and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 87.6%
	FIXED INCOME - 87.6%
148,764	iShares 1-5 Year Investment Grade Corporate Bond ETF(a)					$7,628,617
122,165	PGIM Ultra Short Bond ETF(a)					6,071,601
84,723	Vanguard Short-Term Corporate Bond ETF					6,549,935
	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,884,715)					20,250,153

	SHORT-TERM INVESTMENT — 2.7%
	MONEY MARKET FUND - 2.7%
612,684	First American Treasury Obligations Fund, Class X, 5.22% (Cost $612,684)(b)					612,684

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 17.0%
	CALL OPTIONS PURCHASED - 16.1%
30	SPDR S&P 500 ETF Trust	FCS	06/21/2024	$420	$1,569,210	$327,270
150	SPDR S&P 500 ETF Trust	FCS	06/21/2024	440	7,846,050	1,357,950
100	SPDR S&P 500 ETF Trust	FCS	09/20/2024	425	5,230,700	1,102,450
100	SPDR S&P 500 ETF Trust	FCS	12/20/2024	515	5,230,700	422,500
100	SPDR S&P 500 ETF Trust	FCS	03/21/2025	515	5,230,700	497,100
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,870,379)					3,707,270

	PUT OPTIONS PURCHASED - 0.9%
125	SPDR S&P 500 ETF Trust	FCS	06/21/2024	400	6,538,375	6,500
50	SPDR S&P 500 ETF Trust	FCS	06/21/2024	405	2,615,350	2,800
100	SPDR S&P 500 ETF Trust	FCS	09/20/2024	385	5,230,700	14,700
100	SPDR S&P 500 ETF Trust	FCS	12/20/2024	460	5,230,700	73,000
100	SPDR S&P 500 ETF Trust	FCS	03/21/2025	475	5,230,700	122,700
	TOTAL PUT OPTIONS PURCHASED (Cost - $567,027)					219,700

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $2,437,406)					3,926,970

	TOTAL INVESTMENTS- 107.3% (Cost $23,934,805)					$24,789,807
	CALL OPTIONS WRITTEN - (5.4)% (Proceeds - $348,313)					(1,251,280)
	PUT OPTIONS WRITTEN - (1.9)% (Proceeds - $1,138,681)					(429,825)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(d)					11,135
	NET ASSETS - 100.0%					$23,119,837

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (7.3)%
	CALL OPTIONS WRITTEN - (5.4)%
155	SPDR S&P 500 ETF Trust	FCS	06/21/2024	$505	$8,107,585	$462,055
25	SPDR S&P 500 ETF Trust	FCS	06/21/2024	515	1,307,675	55,125
100	SPDR S&P 500 ETF Trust	FCS	09/20/2024	485	5,230,700	557,300
100	SPDR S&P 500 ETF Trust	FCS	12/20/2024	590	5,230,700	70,100
100	SPDR S&P 500 ETF Trust	FCS	03/21/2025	595	5,230,700	106,700
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $348,313)					1,251,280

	PUT OPTIONS WRITTEN - (1.9)%
25	SPDR S&P 500 ETF Trust	FCS	06/21/2024	420	1,307,675	1,725
150	SPDR S&P 500 ETF Trust	FCS	06/21/2024	440	7,846,050	15,000
100	SPDR S&P 500 ETF Trust	FCS	09/20/2024	425	5,230,700	24,100
100	SPDR S&P 500 ETF Trust	FCS	12/20/2024	515	5,230,700	175,000
100	SPDR S&P 500 ETF Trust	FCS	03/21/2025	515	5,230,700	214,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,138,681)					429,825

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $1,486,994)					$1,681,105

ETF	- Exchange-Traded Fund

FCS	- StoneX Group, Inc.

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is segregated as collateral for options written.

(b)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Percentage rounds to less than 0.1%.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 89.1%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 29.6%
146,552	Alternative Loan Trust Series 2006-J3 4A2		5.7500	05/25/26	$138,218
369,684	Alternative Loan Trust Series 2005-J1 1A8		5.5000	02/25/35	327,827
232,458	Alternative Loan Trust Series 2005-3CB 2A1		5.0000	03/25/35	212,877
2,364,934	Alternative Loan Trust Series 2005-43 4A3(a)		4.0090	10/25/35	1,922,234
1,819,747	Alternative Loan Trust Series 2005-69 A1(b)	12MTA + 1.000%	3.5080	12/25/35	1,594,531
1,065,527	Alternative Loan Trust Series 2006-4CB 2A6		5.5000	04/25/36	812,667
161,500	Alternative Loan Trust Series 2006-4CB 2A3		5.5000	04/25/36	123,175
409,816	Alternative Loan Trust Series 2006-28CB A3		6.5000	10/25/36	222,539
1,655,584	Alternative Loan Trust Series 2006-45T1 2A5		4.2250	02/25/37	897,693
641,096	Alternative Loan Trust Series 2007-12T1 A3		6.0000	06/25/37	299,447
191,923	Banc of America Alternative Loan Trust Series 2006-4 3CB4		6.0000	05/25/46	165,124
326,480	Banc of America Alternative Loan Trust Series 2006-6 2A8		6.0000	07/25/46	270,233
452,807	Banc of America Alternative Loan Trust Series 2006-6 2A10		6.0000	07/25/46	374,796
5,270	Banc of America Funding Trust Series 2004-3 1A11		5.5000	10/25/34	5,022
207,425	Banc of America Funding Trust Series 2005-H 1A1(a)		5.5960	11/20/35	192,775
269,628	Banc of America Funding Trust Series 2010-R8 1A4(c)		5.7500	05/26/36	162,011
53,566	Banc of America Funding Trust Series 2006-5 4A8		6.0000	09/25/36	43,574
810,281	Banc of America Funding Trust Series 2007-5 CA4		6.0000	07/25/37	691,663
390,930	Banc of America Funding Trust Series 2006-H 2A2(a)		4.6200	09/20/46	312,456
40,262	Banc of America Funding Trust Series 2006-J 2A3(a)		4.3430	01/20/47	33,596
390,708	Banc of America Funding Trust Series 2006-J 4A1(a)		5.2140	01/20/47	332,027
130,001	Banc of America Funding Trust Series 2007-A 2A2(b)	TSFR1M + 0.534%	5.8630	02/20/47	106,370
416,329	Banc of America Funding Trust Series 2009-R9 3A3(a),(c)		3.5070	11/25/56	292,942
107,641	Banc of America Mortgage Trust Series 2005-A 1A1(a)		3.9170	02/25/35	90,560
8,555	Banc of America Mortgage Trust Series 2005-G 4A2(a)		3.4750	08/25/35	7,357
190,547	Banc of America Mortgage Trust Series 2007-2 A6		5.7500	05/25/37	141,619
2,001,099	Banc of America Mortgage Trust Series 2007-2 A1(b)	TSFR1M + 0.464%	5.7940	05/25/37	1,350,192
731,018	Bear Stearns ALT-A Trust Series 2005-4 23A2(a)		4.8650	05/25/35	682,072
395,039	Bear Stearns ALT-A Trust Series 2005-5 24A1(a)		4.3460	07/25/35	336,108
86,592	Bear Stearns ARM Trust Series 2004-7 1A1(a)		0.0001	10/25/34	58,831
65,458	Bear Stearns ARM Trust Series 2005-12 13A1(a)		5.0270	02/25/36	48,672
61,168	Bear Stearns ARM Trust Series 2006-2 3A2(a)		4.3010	07/25/36	53,575
214,657	Bear Stearns ARM Trust Series 2006-4 2A1(a)		4.4380	10/25/36	186,989
911,720	BRAVO Residential Funding Trust Series NQM4 A2(c),(d)		6.5870	05/25/63	912,220
177,256	Chase Mortgage Finance Trust Series 2005-S2 A1		5.5000	10/25/35	165,892
453,933	Chase Mortgage Finance Trust Series 2006-S2 1A19		6.2500	10/25/36	182,476

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 89.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 29.6% (Continued)
317,536	Chase Mortgage Finance Trust Series 2006-S3 1A6		6.0000	11/25/36	$129,414
203,286	ChaseFlex Trust Series 2005-2 2A2		6.5000	06/25/35	109,134
89,339	ChaseFlex Trust Series 2006-1 A4(a)		6.3000	06/25/36	76,139
68,033	Chevy Chase Funding, LLC Mortgage-Backed Certificates Series 2004-1A A2(b),(c)	TSFR1M + 0.444%	5.7740	01/25/35	64,082
71,516	CHL Mortgage Pass-Through Trust Series 2005-HYB2 1A4(a)		4.9440	05/20/35	66,879
294,416	CHL Mortgage Pass-Through Trust Series 2005-18 A1		5.5000	10/25/35	164,896
388,941	CHL Mortgage Pass-Through Trust Series 2006-HYB2 1A1(a)		5.1610	04/20/36	332,353
909,801	CHL Mortgage Pass-Through Trust Series 2006-12 A1		6.0000	07/25/36	459,313
204,871	CHL Mortgage Pass-Through Trust Series 2007-J2 1A1		6.0000	07/25/37	177,160
164,686	CHL Mortgage Pass-Through Trust Series 2007-J2 2A5		6.0000	07/25/37	58,661
825,781	CHL Mortgage Pass-Through Trust Series 2007-17 3A1		2.6070	10/25/37	206,144
688,352	CHL Mortgage Pass-Through Trust Series 2007-HY3 4A1(a)		4.7500	06/25/47	678,920
4,290,185	Citicorp Mortgage Securities Trust Series 2008-1 1A1		6.2500	02/25/38	3,936,470
295,968	Citigroup Mortgage Loan Trust Series 2007-6 1A1A(a)		4.0440	03/25/37	253,512
2,927,558	Citigroup Mortgage Loan Trust, Inc. Series 2007-AR7 A3A(a)		3.4680	05/25/47	2,278,448
124,273	CitiMortgage Alternative Loan Trust Series 2007-A4 1A6		5.7500	04/25/37	112,967
262,758	Credit Suisse First Boston Mortgage Securities Corportation Series 2005-5 6A3		5.0000	07/25/35	252,821
2,747,263	Credit Suisse First Boston Mortgage Securities Corportation Series 2005-8 2A1		4.7180	09/25/35	816,880
285,225	Credit Suisse First Boston Mortgage Securities Corportation Series 2005-11 8A4		6.0000	12/25/35	218,665
30,849	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29 7A1		6.5000	12/25/33	30,788
1,316,576	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 3A3		4.0550	11/25/35	735,569
205,095	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 6A3		5.7500	11/25/35	79,483
27,456	CSMC Mortgage-Backed Trust Series 2007-5 8A2		6.0000	10/25/24	25,871
1,705,594	CSMC Mortgage-Backed Trust Series 2006-5 3A6		4.2740	06/25/36	310,293
1,582,905	CSMC Mortgage-Backed Trust Series 2006-5 3A3		4.4450	06/25/36	299,074
669,585	CSMC Mortgage-Backed Trust Series 2006-5 3A4		4.4450	06/25/36	126,511
1,878,840	CSMC Mortgage-Backed Trust Series 2006-5 3A1		4.4450	06/25/36	354,988
2,999,258	CSMC Mortgage-Backed Trust Series 2006-7 9A5		3.4580	08/25/36	555,524
5,184,158	CSMC Mortgage-Backed Trust Series 2006-9 4A1		6.0000	11/25/36	3,301,098
3,179,703	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-1 1A4A(b)	TSFR1M + 0.224%	5.5540	08/25/37	2,585,904
101,658	Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2004-2 M1(d)		5.5900	01/25/34	95,053
35,580	First Horizon Alternative Mortgage Securities Trust Series 2004-AA3 A1(a)		5.8180	09/25/34	35,025

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 89.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 29.6% (Continued)
7,744	First Horizon Alternative Mortgage Securities Trust Series 2005-AA6 2A1(a)		6.4230	08/25/35	$5,561
14,927	First Horizon Mortgage Pass-Through Trust Series 2000-H 2B1(a)		5.9930	05/25/30	14,764
146,581	First Horizon Mortgage Pass-Through Trust Series 2007-AR3 2A2(a)		5.6700	11/25/37	111,534
16,815	GMACM Mortgage Loan Trust Series 2005-AR1 4A(a)		0.0001	03/18/35	16,548
325,704	GMACM Mortgage Loan Trust Series 2006-J1 A2		5.7500	04/25/36	278,290
90,335	GSMPS Mortgage Loan Trust Series 1998-5 A(a),(c)		7.5000	06/19/27	88,254
155,705	GSMPS Mortgage Loan Trust Series 1999-2 A(a),(c)		8.0000	09/19/27	153,255
167,298	GSR Mortgage Loan Trust Series 2003-5F 2A1		4.0000	08/25/32	155,645
16,003	GSR Mortgage Loan Trust Series 2004-2F 6A1		7.0000	01/25/34	16,135
37,858	GSR Mortgage Loan Trust Series 2004-6F 1A2		5.0000	05/25/34	36,347
41,018	GSR Mortgage Loan Trust Series 2004-14 3A2(a)		5.2540	12/25/34	36,647
900,018	GSR Mortgage Loan Trust Series 2005-3F 1A3		5.5000	03/25/35	759,283
104,247	GSR Mortgage Loan Trust Series 2005-AR4 4A1(a)		5.3750	07/25/35	100,388
395,949	GSR Mortgage Loan Trust Series 2006-2F 2A1		5.7500	02/25/36	324,439
252,207	GSR Mortgage Loan Trust Series 2006-3F 2A7		5.7500	03/25/36	218,748
508,246	GSR Mortgage Loan Trust Series 2006-9F 4A1		4.1840	10/25/36	216,413
100,707	HomeBanc Mortgage Trust Series 2004-2 A1(b)	TSFR1M + 0.854%	6.1840	12/25/34	94,088
447,947	HSI Asset Loan Obligation Trust Series 2007-2 3A6		6.0000	09/25/37	138,194
247,113	Impac CMB Trust Series 2004-9 1A2(b)	TSFR1M + 0.994%	6.3240	01/25/35	227,178
319,823	Impac CMB Trust Series 2005-5 M1(b)	TSFR1M + 0.624%	6.2090	08/25/35	249,266
2,025,435	IndyMac IMSC Mortgage Loan Trust Series 2007-F2 1A4		6.0000	07/25/37	1,441,708
487,175	IndyMac INDA Mortgage Loan Trust Series 2006-AR1 A3(a)		3.6260	08/25/36	377,834
145,750	IndyMac INDX Mortgage Loan Trust Series 2005-AR3 3A1(a)		3.9260	04/25/35	135,019
81,314	IndyMac INDX Mortgage Loan Trust Series 2005-AR5 4A1(a)		4.0050	05/25/35	56,242
1,358,398	JP Morgan Alternative Loan Trust Series 2005-S1 1A6		6.5000	12/25/35	522,320
137,977	JP Morgan Mortgage Trust Series 2004-S1 1A7		5.0000	09/25/34	126,347
14,271	JP Morgan Mortgage Trust Series 2005-A1 4A1(a)		5.9540	02/25/35	14,152
29,725	JP Morgan Mortgage Trust Series 2006-A2 2A2(a)		4.6880	04/25/36	25,786
378,032	JP Morgan Mortgage Trust Series 2007-A3 1A1(a)		4.5090	05/25/37	318,460
4,694	Lehman Mortgage Trust Series 2007-9 1A1		6.0000	10/25/37	4,313
9,538	MASTR Adjustable Rate Mortgages Trust Series 2003-5 4A1(a)		2.6470	11/25/33	8,446
18,031	MASTR Adjustable Rate Mortgages Trust Series 2004-4 4A1(a)		5.1020	05/25/34	17,111
373,598	MASTR Adjustable Rate Mortgages Trust Series 2005-2 3A1(a)		4.2480	03/25/35	336,027
179,750	MASTR Adjustable Rate Mortgages Trust Series 2006-2 1A1(a)		5.6690	04/25/36	169,497
123,130	MASTR Alternative Loan Trust Series 2005-5 2A3		5.5000	07/25/25	115,601
6,068	MASTR Alternative Loan Trust Series 2004-5 1A1		5.5000	06/25/34	5,894

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 89.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 29.6% (Continued)
71,394	MASTR Alternative Loan Trust Series 2005-3 2A1		6.0000	03/25/35	$64,491
102,655	MASTR Alternative Loan Trust Series 2005-6 3A1		5.5000	12/25/35	80,296
351	MASTR Asset Securitization Trust Series 2005-1 1A1(g)		5.0000	05/25/20	164
677,032	MASTR Asset Securitization Trust Series 2004-3 4A10		5.5000	03/25/34	589,406
685,659	Merrill Lynch Alternative Note Asset Trust Series 2007-A2 A3D(b)	TSFR1M + 0.714%	0.7980	03/25/37	29,857
1,030,909	Merrill Lynch Mortgage Investors Trust Series 2006-AF2 AF1		2.6980	10/25/36	428,287
54,014	Morgan Stanley Mortgage Loan Trust Series 2004-5AR 1A1(a)		5.4090	07/25/34	53,376
264,425	Morgan Stanley Mortgage Loan Trust Series 2006-2 2A4		5.7500	02/25/36	237,782
564,911	Morgan Stanley Mortgage Loan Trust Series 2006-8AR 3A(a)		4.7130	06/25/36	417,080
4,717	MortgageIT Trust Series 2005-1 2M1(b)	TSFR1M + 1.364%	6.6900	02/25/35	4,537
881,264	NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3 A1(c)		6.5000	02/25/35	732,793
2,208,000	New Century Alternative Mortgage Loan Trust Series 2006-ALT2 AF6B(d)		0.8770	10/25/36	132,062
1,188,583	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3 A3(a)		1.4120	08/25/35	528,395
547,859	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR4 5A3(b)	TSFR1M + 0.694%	2.4560	08/25/35	309,833
11,144,081	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AR2 3A1(b)	TSFR1M + 0.514%	1.0900	04/25/36	2,478,658
955,624	OBX 2023-NQM10 Trust Series NQM10 A2(c),(d)		6.9200	10/25/63	965,777
8,339,596	PHH Alternative Mortgage Trust Series 2007-1 1A3(b)	TSFR1M + 0.594%	2.3890	02/25/37	1,065,255
52,835	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	50,049
286,839	RALI Series 2005-QO1 Trust Series 2005-QO1 A2(b)	12MTA + 1.500%	6.5810	08/25/35	235,850
6,125,985	RALI Series 2006-QO2 Trust Series 2006-QO2 A2(b)	TSFR1M + 0.654%	2.2960	02/25/46	1,141,288
2,563,837	RALI Series 2006-QO3 Trust Series 2006-QO3 A2(b)	TSFR1M + 0.634%	3.5740	04/25/46	700,861
76,125	RALI Series 2006-QS17 Trust Series 2006-QS17 A4		6.0000	12/25/36	61,611
283,100	Residential Asset Securitization Trust Series 2004-A7 A2		5.5000	10/25/34	266,380
6,153,311	Residential Asset Securitization Trust Series 2005-A11 2A1		4.5890	10/25/35	2,197,194
737,375	Residential Asset Securitization Trust Series 2006-A6 1A1		1.4000	07/25/36	224,705
3,655,241	Residential Asset Securitization Trust Series 2006-A6 1A13		1.2920	07/25/36	1,059,670
2,823,089	Residential Asset Securitization Trust Series 2006-A6 1A14		1.2920	07/25/36	818,424
593,909	Residential Asset Securitization Trust Series 2006-A8 2A2		6.7500	08/25/36	172,992
882,706	Residential Asset Securitization Trust Series 2006-A13 A1		3.8440	12/25/36	312,696
4,298,063	Residential Asset Securitization Trust Series 2007-A1 A9		2.8850	03/25/37	1,351,340
362,154	Residential Asset Securitization Trust Series 2007-A7 A6		6.0000	07/25/37	138,226
213,401	Residential Asset Securitization Trust Series 2007-A8 1A2		6.0000	08/25/37	110,120
2,379,251	Residential Asset Securitization Trust Series 2007-A8 3A1(a)		2.9220	08/25/37	1,065,134
1,344,292	Residential Asset Securitization Trust Series 2007-A9 A3		4.0000	09/25/37	549,234

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 89.1% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 29.6% (Continued)
1,503,366	Residential Asset Securitization Trust Series 2007-A9 A7		4.0000	09/25/37	$614,227
42,810	RFMSI Trust Series 2006-S3 A2		5.5000	03/25/36	34,374
1,412,379	RFMSI Trust Series 2006-SA4 2A1(a)		5.5530	11/25/36	1,219,994
359,688	STARM Mortgage Loan Trust Series 2007-2 3A3(a)		5.0990	04/25/37	218,878
141,238	Structured Adjustable Rate Mortgage Loan Trust Series 2004-17 A1(a)		4.1500	11/25/34	124,381
201,143	Structured Adjustable Rate Mortgage Loan Trust Series 2004-19 1A2(a)		4.5300	01/25/35	189,681
34,765	Structured Adjustable Rate Mortgage Loan Trust Series 2005-7 3A1(a)		5.5540	04/25/35	34,099
186,118	Structured Asset Mortgage Investments II Trust Series 2007-AR3 2A1(b)	TSFR1M + 0.304%	5.6340	09/25/47	165,337
1,466,253	Structured Asset Securities Corporation Series 1998-RF1 A(a),(c)		3.8750	04/15/27	1,463,558
1,176,269	SunTrust Alternative Loan Trust Series 2006-1F 2A		6.5000	04/25/36	459,251
4,633,297	TBW Mortgage-Backed Trust Series 2006-3 3A		1.8680	07/25/36	976,090
164,504	TBW Mortgage-Backed Trust Series 2006-2 3A1		5.5000	07/25/36	12,873
1,963,000	TBW Mortgage-Backed Trust Series 2007-2 A2B(a)		1.2590	07/25/37	122,937
1,525,000	TBW Mortgage-Backed Trust Series 2007-2 A3B(a)		1.2590	07/25/37	95,353
3,295,120	TBW Mortgage-Backed Trust Series 2007-2 A6B(d)		1.2590	07/25/37	204,490
10,101	Thornburg Mortgage Securities Trust Series 2006-4 A2B(a)		5.5590	07/25/36	8,086
1,780,371	Thornburg Mortgage Securities Trust Series 2007-2 A2A(b)	TSFR12M + 1.965%	3.7360	06/25/37	1,513,057
5,346,626	Thornburg Mortgage Securities Trust Series 2006-3 A1(a)		4.0600	06/25/46	3,373,869
299,692	Thornburg Mortgage Securities Trust Series 2007-3 3A1(b)	TSFR12M + 1.965%	7.0020	06/25/47	252,020
833,315	Verus Securitization Trust Series 2023-4 A2(c),(d)		6.1160	05/25/27	830,955
852,839	Verus Securitization Trust Series 2023-5 A2(c),(d)		6.7590	06/25/68	856,533
13,148	WaMu Mortgage Pass-Through Certificates Series 2004-CB2 1A		5.0000	07/25/34	12,893
58,072	WaMu Mortgage Pass-Through Certificates Series 2005-AR18 2A1(a)		4.2520	01/25/36	52,079
193,732	Washington Mutual Mortgage Pass-Through Certificates Series 2005-4 CB11		5.5000	06/25/35	165,550
560,890	Washington Mutual Mortgage Pass-Through Certificates Series 2006-2 1A4(b)	TSFR1M + 0.814%	6.0000	03/25/36	508,590
34,438	Wells Fargo Alternative Loan Trust Series 2007-PA2 2A1(b)	TSFR1M + 0.544%	5.8740	06/25/37	28,042
247,488	Wells Fargo Mortgage Backed Securities Series 2006-7 2A1		6.0000	06/25/36	212,652
					71,917,805
	HOME EQUITY — 18.4%
2,247	ABFC Trust Series 2003-AHL1 M1(b)	TSFR1M + 1.389%	6.7190	03/25/33	2,550
7,082,797	ACE Securities Corp Home Equity Loan Trust Series 2007-HE5 A2C(b)	TSFR1M + 0.474%	1.5630	07/25/37	2,678,314
73,969	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Series 2002-AR1 M2(b)	TSFR1M + 2.064%	3.8700	09/25/32	63,979

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 89.1% (Continued)
	HOME EQUITY — 18.4% (Continued)
167,056	Amresco Residential Securities Corp Mortgage Loan Trust Series 1997-3 M2F(a)		4.5600	09/25/27	$157,792
491,188	Bayview Financial Acquisition Trust Series 2007-A 2A(b)	TSFR1M + 0.639%	5.9700	05/28/37	453,702
2,810,799	Bayview Financial Mortgage Pass-Through Trust Series 2007-B 2A3(b)	TSFR1M + 1.389%	1.2150	08/28/47	816,159
920,427	Bayview Financial Mortgage Pass-Through Trust Series 2007-B 2A4(b)	TSFR1M + 1.164%	1.2150	08/28/47	267,260
1,195,886	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M4(b)	TSFR1M + 2.814%	5.9560	09/25/34	1,087,113
334,034	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M5(b)	TSFR1M + 2.739%	5.4710	06/25/34	308,681
111,644	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M5(b)	TSFR1M + 3.039%	8.3690	08/25/34	108,181
915,923	Bear Stearns Asset Backed Securities Trust Series 2 M2(b)	TSFR1M + 2.964%	4.8620	08/25/34	903,170
457,270	Bear Stearns Asset Backed Securities Trust Series 2004-HE3 M5(b)	TSFR1M + 2.889%	5.7110	04/25/34	439,888
7,205	Centex Home Equity Loan Trust Series 2002-A AF6		5.5400	01/25/32	7,048
97,859	CHEC Loan Trust Series 2004-2 M1(b)	TSFR1M + 1.074%	6.4040	06/25/34	97,459
4,628,115	Credit Suisse Seasoned Loan Trust Series 2006-1 M1(b),(c)	TSFR1M + 0.939%	3.3070	10/25/34	4,575,204
412,010	Delta Funding Home Equity Loan Trust Series 1998-1 B1A(b)	TSFR1M + 2.004%	0.4550	05/25/30	405,144
542,820	EMC Mortgage Loan Trust Series 2001-A A(b),(c)	TSFR1M + 0.854%	6.1840	05/25/40	537,894
4,245,000	EMC Mortgage Loan Trust Series 2004-B M2(b),(c)	TSFR1M + 3.489%	4.8980	01/25/41	4,080,304
83,226	GE Mortgage Services, LLC Series 1998-HE2 A6(a)		6.6450	09/25/28	81,802
11,286,673	GSAA Home Equity Trust Series 2006-3 A4(b)	TSFR1M + 0.814%	1.4810	03/25/36	975,798
2,868,814	GSR Mortgage Loan Trust Series 2005-AR3 6A1(a)		4.0960	05/25/35	2,319,527
44,563	Home Equity Asset Trust Series 2003-3 M2(b)	TSFR1M + 2.484%	7.8140	08/25/33	42,123
2,769,946	Home Equity Asset Trust Series 2004-5 M6(b)	TSFR1M + 2.064%	4.8260	11/25/34	2,699,816
735,695	Home Equity Asset Trust Series 2004-8 M5(b)	TSFR1M + 1.714%	7.0440	03/25/35	685,410
3,972,085	Home Equity Loan Trust Series 2006-HSA2 AI3(a)		1.2430	03/25/36	183,709
313,129	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C M3 (b)	TSFR1M + 1.089%	4.8420	03/25/35	273,473
184,628	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C M7 (b)	TSFR1M + 2.739%	4.8420	03/25/35	150,355
930,786	Mastr Asset Backed Securities Trust Series 2003-OPT2 M4(b)	TSFR1M + 5.889%	3.0590	05/25/33	773,822
5,336,307	Mastr Asset Backed Securities Trust Series 2006-WMC2 A5(b)	TSFR1M + 0.614%	1.1540	04/25/36	1,244,722
443,099	Mastr Asset Backed Securities Trust 2003-WMC2(b)	TSFR1M + 6.000%	4.6300	08/25/33	461,439
311,218	Meritage Mortgage Loan Trust Series 2004-1 M1(b)	TSFR1M + 0.864%	6.1940	07/25/34	309,224
661,641	Merrill Lynch Mortgage Investors Trust Series 2004-HE1 M2(b)	TSFR1M + 2.364%	4.2990	04/25/35	613,688
499,150	Merrill Lynch Mortgage Investors Trust Series 2006-AR1 A1(b)	TSFR1M + 0.444%	5.7740	03/25/37	173,143
58,606	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-HE1 B1(b)	TSFR1M + 2.739%	8.0690	01/25/34	58,520
815,823	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-AF1 A4(b)	TSFR1M + 0.774%	1.1190	10/25/36	172,296

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 89.1% (Continued)
	HOME EQUITY — 18.4% (Continued)
351,509	NovaStar Mortgage Funding Trust Series 2003-1 M1(b)	TSFR1M + 1.539%	4.3440	05/25/33	$334,534
167,479	NovaStar Mortgage Funding Trust Series 2004-1 M4(b)	TSFR1M + 1.577%	6.9060	06/25/34	159,568
2,957,558	NovaStar Mortgage Funding Trust Series 2006-6 A2B(b)	TSFR1M + 0.314%	0.6450	01/25/37	1,046,805
254,492	RASC Series 2004-KS10 M4 Trust Series 2004-KS10 M4(b)	TSFR1M + 2.589%	7.9190	11/25/34	243,337
267,254	Renaissance Home Equity Loan Trust Series 2003-2 M1(b)	TSFR1M + 1.352%	4.3040	08/25/33	247,860
330,202	Renaissance Home Equity Loan Trust Series 2007-2 AF2(d)		5.6750	06/25/37	85,124
10,873,252	Renaissance Home Equity Loan Trust Series 2007-1 AF3(d)		3.9410	04/25/37	2,874,824
431,110	Renaissance Home Equity Loan Trust Series 2007-1 AF5(d)		4.1500	04/25/37	120,043
623,312	Saxon Asset Sec Trust Mtg Ln Asset Bk Cert Series 2000-1 BF1(a)		3.7400	02/25/30	745,293
3,392,722	Structured Asset Securities Corp Mortgage Loan Series 2005-NC2 M7(b)	TSFR1M + 1.164%	4.1280	05/25/35	2,984,295
5,266	Terwin Mortgage Trust Series 2004-7HE M1(b),(c)	TSFR1M + 1.389%	6.7190	07/25/34	5,180
23,587,000	Terwin Mortgage Trust Series 2006-3 2A3(b),(c)	TSFR1M + 0.734%	1.5920	04/25/37	7,539,744
					44,595,316
	MANUFACTURED HOUSING — 0.3%
1,611,849	BCMSC Trust Series 2000-A A4(a)		8.2900	06/15/30	192,642
500,000	Cascade MH Asset Trust Series 2019-MH1 M(a),(c)		5.9850	11/01/44	480,505
					673,147
	NON AGENCY CMBS — 26.6%
2,869,000	CFCRE Commercial Mortgage Trust Series 2011-C2 E(a),(c)		5.2490	12/15/47	2,504,684
6,357,126	Citigroup Commercial Mortgage Trust Series 2014-GC21 E(a),(c)		3.5880	05/10/47	4,676,955
3,100,000	Citigroup Commercial Mortgage Trust Series 2014-GC21 D(a),(c)		4.9190	05/10/47	2,469,598
4,565,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 D		3.2360	11/10/48	3,061,697
5,000,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 C(a)		4.4580	11/10/48	4,036,100
4,108,000	COMM 2013-CCRE12 Mortgage Trust Series 2013-CR12 C(a)		0.0001	10/10/46	667,132
2,964,000	Commercial Mortgage Pass Through Certificates Series 2012-LTRT B(c)		3.8000	10/05/30	2,546,980
6,190,897	GS Mortgage Securities Corporation II Series 2018-SRP5 A(b),(c)	TSFR1M + 1.847%	7.1730	09/15/31	4,057,963
2,622,300	GS Mortgage Securities Trust Series 2014-GC22 D(a),(c)		4.6960	06/10/47	1,409,922
5,726,000	GS Mortgage Securities Trust Series 2014-GC22 E(c)		3.5820	06/10/47	3,050,747
1,350,000	HMH Trust Series 2017-NSS E(c)		6.2920	07/05/31	360,423
7,005,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C3 C(a),(c)		5.3600	02/15/46	6,217,297
1,250,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(a)		4.1410	11/15/48	370,676
2,626,409	Morgan Stanley Capital I Trust Series 2006-HQ10 B(a)		0.0001	11/12/41	2,196,544
5,000,000	Morgan Stanley Capital I Trust Series 2012-C4 E(a),(c)		5.1640	03/15/45	3,323,432
2,740,000	Morgan Stanley Capital I Trust Series 2006-T21 C(a),(c)		5.1810	10/12/52	2,483,051

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 89.1% (Continued)
	NON AGENCY CMBS — 26.6% (Continued)
446,653	MSBAM Commercial Mortgage Securities Trust 2012 Series CKSV A2(c)		3.2770	10/15/30	$400,370
3,800,000	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV B(c)		4.0880	10/15/30	2,947,416
13,533,384	Starwood Retail Property Trust Series 2014-STAR A(b),(c)	PRIME - 0%	8.5000	11/15/27	10,073,194
428,731	Velocity Commercial Capital Loan Trust Series 2022-3 M1(a),(c)		6.1300	06/25/52	421,508
1,937,360	Wachovia Bank Commercial Mortgage Trust Series 2006-C24 E(a)		5.2500	03/15/45	1,809,893
6,000,000	WFRBS Commercial Mortgage Trust Series 2013-C14 D(a),(c)		3.8370	06/15/46	2,759,298
3,546,000	WFRBS Commercial Mortgage Trust Series 2013-C15 D(a),(c)		4.1890	08/15/46	1,458,108
3,000,000	WFRBS Commercial Mortgage Trust Series 2014-C22 E(c)		3.4550	09/15/57	1,286,572
					64,589,560
	RESIDENTIAL MORTGAGE — 14.2%
61,763	Bear Stearns Asset Backed Securities Trust 2004-SD4 Series 2004-SD4 A1(b)	TSFR1M + 1.014%	6.3440	08/25/44	59,138
88,174	Carrington Mortgage Loan Trust Series 2004-NC2 M1(b)	TSFR1M + 1.149%	6.4790	08/25/34	86,438
5,357,440	Carrington Mortgage Loan Trust Series 2006-FRE2 A5(b)	TSFR1M + 0.194%	3.0520	03/25/35	4,215,910
9,291,402	Carrington Mortgage Loan Trust Series 2006-FRE2 A2(b)	TSFR1M + 0.234%	3.0520	10/25/36	7,311,624
2,231,167	Carrington Mortgage Loan Trust Series 2006-FRE2 A3(b)	TSFR1M + 0.274%	3.0520	10/25/36	1,755,752
350,305	Chase Funding Trust Series 2003-3 2M2(b)	TSFR1M + 1.959%	7.2890	11/25/32	344,407
997,919	Countrywide Asset-Backed Certificates Series 2002-4 M2(b)	TSFR1M + 2.250%	7.6940	11/25/32	994,993
37,734	Credit-Based Asset Servicing and Securitization, LLC Series 2002-CB4 B1(b)	US0001M + 2.850%	8.2940	02/25/33	38,496
1,727,392	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB8 M3(b)	TSFR1M + 1.614%	3.8980	12/25/35	1,489,767
626,282	Encore Credit Receivables Trust Series 2005-1 M4(b)	TSFR1M + 1.134%	6.4640	07/25/35	548,708
667,699	Equity One Mortgage Pass-Through Trust Series 2004-3 M2(d)		3.8740	07/25/34	561,151
246,381	Finance America Mortgage Loan Trust Series 2004-3 M4(b)	TSFR1M + 1.380%	6.8240	11/25/34	195,083
139,492	Fremont Home Loan Trust Series 2004-2 M6(b)	TSFR1M + 2.139%	7.4690	07/25/34	114,437
8,114,878	GE-WMC Mortgage Securities Trust Series 2006-1 A2B(b)	TSFR1M + 0.414%	1.3930	08/25/36	3,434,614
3,165,378	GE-WMC Mortgage Securities Trust Series 2006-1 A2C(b)	TSFR1M + 0.594%	1.3970	08/25/36	1,339,695
2,362,116	GSRPM Mortgage Loan Trust Series 2007-1 A(b),(c)	TSFR1M + 0.514%	3.3650	10/25/46	2,124,894
77,749	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D 2A3(b)	TSFR1M + 0.274%	5.6040	11/25/36	68,246
395,589	IXIS Real Estate Capital Trust Series 2006-HE2 A3(b)	TSFR1M + 0.434%	1.0700	08/25/36	111,413
351,684	Lehman XS Trust Series 2007-3 1BA1(b)	TSFR1M + 0.434%	5.7640	03/25/37	330,270
330,707	Lehman XS Trust Series 2007-3 1BA2(b)	TSFR6M + 0.928%	6.2150	03/25/37	325,016
44,650,621	Merrill Lynch Mortgage Investors Trust Series 2006-RM2 A1B(b)	TSFR1M + 0.584%	0.6620	05/25/37	1,954,661
39,783	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-NC8 M4(b)	TSFR1M + 1.614%	6.9440	09/25/34	41,100
8,875,000	Morgan Stanley A.B.S Capital I Inc Trust Series 2007-SEA1 2A4(b),(c)	TSFR1M + 3.914%	2.3070	02/25/47	693,614

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 89.1% (Continued)
	RESIDENTIAL MORTGAGE — 14.2% (Continued)
3,173,453	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW2 M6(b)	TSFR1M + 2.289%	3.2920	10/25/34	$2,670,056
887,809	Quest Trust Series 2003-X3 M3(b),(c)	TSFR1M + 4.989%	10.3040	02/25/34	1,111,026
2,034,195	RAMP Series 2007-RS1 A3(b)	TSFR1M + 0.454%	4.4850	02/25/37	490,441
101,077,331	Saxon Asset Securities Trust Series 2006-3 ES(c),(d),(e)		0.3000	10/25/46	1,316,280
530,960	Specialty Underwriting & Residential Finance Trust Series 2007-AB1 A2D(b)	TSFR1M + 0.464%	5.7940	03/25/37	291,015
201,347	Structured Asset Investment Loan Trust Series 2004-5 M5(b)	TSFR1M + 1.839%	7.1690	05/25/34	178,352
278,525	Structured Asset Securities Corp Series 2005-WF1 M8(b)	TSFR1M + 2.169%	7.4990	02/25/35	275,848
					34,472,445
	TOTAL ASSET BACKED SECURITIES (Cost $272,019,910)				216,248,273

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 7.8%
217,658	Fannie Mae REMICS Series 2012-126 DI(e)		3.0000	11/25/27	8,100
236,942	Fannie Mae REMICS Series 2012-94 YS(b),(e)	SOFR30A + 6.536%	1.2150	06/25/39	1,270
873,600	Fannie Mae REMICS Series 2011-124 NS NS(b),(e)	SOFR30A + 6.386%	1.0650	12/25/41	90,594
69,815	Fannie Mae REMICS Series 2013-42 PD		1.2500	05/25/43	57,206
909,228	Fannie Mae REMICS Series 2017-30 MI(e)		4.0000	02/25/44	39,922
32,019	Fannie Mae REMICS Series 2017-6 MI(e)		4.0000	08/25/44	2,053
612,112	Fannie Mae REMICS Series 2017-38 S(b),(e)	SOFR30A + 5.986%	0.6650	05/25/47	64,064
901,964	Fannie Mae REMICS Series 2017-112 SC(b),(e)	SOFR30A + 6.036%	0.7150	01/25/48	108,470
14,950,476	Fannie Mae REMICS Series 2018-28 ID(a),(e)		0.0950	05/25/48	959,232
778,117	Fannie Mae REMICS Series 2019-37 CI(e)		4.5000	09/25/48	134,867
256,359	Fannie Mae REMICS Series 2020-16 SJ(b),(e)	SOFR30A + 5.936%	0.6150	03/25/50	24,359
3,083,865	Fannie Mae REMICS Series 2020-95 IB(e)		2.5000	01/25/51	470,759
6,817,130	Fannie Mae REMICS Series 2021-69 IK(e)		2.0000	05/25/51	1,279,465
7,419,845	Fannie Mae REMICS Series 2021-45 JI(e)		2.5000	07/25/51	1,077,739
3,040,471	Fannie Mae REMICS Series 2021-56 IM(b),(e)	SOFR30A + 2.200%	0.0001	09/25/51	47,605
21,443,007	Fannie Mae REMICS Series 2021-69 JS(b),(e)	SOFR30A + 2.550%	0.0001	10/25/51	348,938
12,117,888	Fannie Mae REMICS Series 2021-80 IA(e)		2.0000	11/25/51	1,552,336
190,133	Freddie Mac REMICS Series 4205 AI(e)		2.5000	05/15/28	6,186
1,427,332	Freddie Mac REMICS Series 4226 IM(e)		3.5000	09/15/31	16,756
7,723,582	Freddie Mac REMICS Series 4639 GS(b),(e)		0.2260	03/15/36	347,774
789,249	Freddie Mac REMICS Series 3852 SW(b),(e)	SOFR30A + 5.886%	0.5670	05/15/41	69,698
145,345	Freddie Mac REMICS Series 3980 TS(b),(e)	SOFR30A + 6.386%	1.0670	09/15/41	15,781

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 7.8% (Continued)
780,321	Freddie Mac REMICS Series 4100 JI(e)		3.5000	10/15/41	$93,030
555,405	Freddie Mac REMICS Series 4580 MI(e)		3.5000	02/15/43	14,644
5,250,294	Freddie Mac REMICS Series 4239 NI(b),(e)	SOFR30A + 28.791%	0.0001	07/15/43	904,186
68,007	Freddie Mac REMICS Series 4680 LI(e)		4.0000	10/15/43	766
60,720	Freddie Mac REMICS Series 4449 PI(e)		4.0000	11/15/43	5,772
458,282	Freddie Mac REMICS Series 4314 SE(b),(e)	US0001M + 5.936%	0.6170	03/15/44	47,533
353,719	Freddie Mac REMICS Series 4431 ST(b),(e)	US0001M + 5.986%	0.6670	01/15/45	35,007
82,575	Freddie Mac REMICS Series 4818 BI(e)		4.0000	03/15/45	2,103
297,780	Freddie Mac REMICS Series 4672 AI(e)		4.5000	03/15/45	3,967
399,000	Freddie Mac REMICS Series 5050 GL		1.2500	12/25/50	175,672
5,824,556	Freddie Mac REMICS Series 5071 IS(e)		2.0000	02/25/51	672,557
825,644	Freddie Mac REMICS Series 5071 IF(e)		2.0000	02/25/51	66,807
18,937,986	Freddie Mac REMICS Series 5090 SA(b),(e)	SOFR30A + 1.550%	0.0001	03/25/51	56,626
15,219,385	Freddie Mac REMICS Series 5177 AS(b),(e)	SOFR30A + 3.150%	0.0001	12/25/51	172,964
398,248	Government National Mortgage Association Series 2014-118 AI(e)		3.5000	05/16/40	15,692
3,987,486	Government National Mortgage Association Series 2015-3 DS(b),(e)	TSFR1M + 5.486%	0.1570	11/20/41	49,859
184,691	Government National Mortgage Association Series 2012-36 QS(b),(e)	TSFR1M + 6.506%	1.1770	03/20/42	12,934
332,848	Government National Mortgage Association Series 2018-154 DI(e)		4.0000	01/20/45	10,987
595,731	Government National Mortgage Association Series 2016-147 PI(e)		3.5000	06/20/45	63,003
212,890	Government National Mortgage Association Series 2016-1 ST(b),(e)	TSFR1M + 6.086%	0.7570	01/20/46	20,695
4,639,842	Government National Mortgage Association Series 2018-154 SP(b),(e)	TSFR1M + 6.036%	0.7070	11/20/48	445,257
11,782,982	Government National Mortgage Association Series 2019-20 ES(b),(e)	TSFR1M + 3.676%	0.0001	02/20/49	215,264
20,350,353	Government National Mortgage Association Series 2019-112 AS(b),(e)	TSFR1M + 3.296%	0.0001	09/20/49	346,858
4,238,671	Government National Mortgage Association Series 2020-122 YI(e)		2.5000	08/20/50	617,582
952,000	Government National Mortgage Association Series 2020-141 ML		1.5000	09/20/50	450,949
6,313,244	Government National Mortgage Association Series 2021-49 IP(e)		2.5000	01/20/51	680,126
8,049,648	Government National Mortgage Association Series 2021-24 LI(e)		2.5000	01/20/51	1,184,353
9,559,270	Government National Mortgage Association Series 2021-41 BI(e)		2.0000	03/20/51	1,268,081
290,582	Government National Mortgage Association Series 2021-89 JL		1.5000	05/20/51	153,835
3,588,973	Government National Mortgage Association Series 2021-83 EI(e)		2.5000	05/20/51	480,521
16,174,670	Government National Mortgage Association Series 2022-22 PS(b),(e)	SOFR30A + 3.650%	0.0001	08/20/51	269,016
10,058,301	Government National Mortgage Association Series 2021-156 BI(e)		2.5000	09/20/51	1,511,994
1,705,801	Government National Mortgage Association Series 2021-226 HL		1.5000	12/20/51	997,787
16,300,012	Government National Mortgage Association Series 2022-93 AS(b),(e)	SOFR30A + 4.150%	0.0001	05/20/52	499,648
17,527,967	Government National Mortgage Association Series 2022-83 SJ(b),(e)	SOFR30A + 3.200%	0.0001	05/20/52	202,401
44,792,137	Government National Mortgage Association Series 2022-121 SA(b),(e)	SOFR30A + 3.690%	0.0001	07/20/52	546,276

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $27,216,154)				19,017,926

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 3.3%
	MONEY MARKET FUND - 3.3%
7,977,351	First American Treasury Obligations Fund, Class X, 5.22% (Cost $7,977,351)(f)	$7,977,351

	TOTAL INVESTMENTS - 100.2% (Cost $307,213,415)	$243,243,550
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(438,422)
	NET ASSETS - 100.0%	$242,805,128

LLC	- Limited Liability Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	- Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

PRIME	- Prime Rate by Country United States

SOFR30A	- United States 30 Day Average SOFR Secured Overnight Financing Rate

TSFR1M	- 1-month CME Term Secured Overnight Financing Rate

TSFR6M	- 6-month CME Term Secured Overnight Financing Rate

TSFR12M	- 12-month CME Term Secured Overnight Financing Rate

US0001M	- ICE LIBOR USD 1 Month

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Variable rate security: the rate shown represents the rate on March 31, 2024.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the total market value of 144A securities is 81,434,543 or 33.5% of net assets.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at March 31, 2024.

(e)	Interest only securities.

(f)	Rate disclosed is the seven-day effective yield as of March 31, 2024.

(g)	Maturity not determined on this security; maturity will occur based on the maturity of the underlying bonds.